File No. 333-32531

       As filed with the Securities and Exchange Commission on April 13, 2010
      =====================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 17                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
Amendment No. 19                                                        [X]

                        (Check appropriate box or boxes)

                AUL American Individual Variable Life Unit Trust
               (Exact Name of Registrant as Specified in Charter)

              One American Square, Indianapolis, Indiana      46282

            (Address of Principal Executive Offices)       (Zip Code)
     Registrant's Telephone Number, including Area Code       (317) 285-1588
    Richard M. Ellery, Esq., One American Square, Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  On May 1, 2010 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date)pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment.

                             PROSPECTUS FOR

                             FPVUL -

                             FLEXIBLE PREMIUM
                             ADJUSTABLE VARIABLE LIFE

================================================================================

     [LOGO OF ONEAMERICA]
         ONEAMERICA(R)

================================================================================

                             Products and financial services provided by:
                             AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                             a ONEAMERICA(R) company
                             P.O. Box 368, Indianapolis, Indiana 46206-0368
                             Telephone: (800) 537-6442

                                                                     MAY 1, 2010

                                   PROSPECTUS
                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
       ONE AMERICAN SQUARE, P.O. BOX 7127 INDIANAPOLIS, INDIANA 46206-7127
                       (800) 537-6442 - www.oneamerica.com

This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured (or Insureds if the Owner chooses the Last Survivor Rider) named in the Policy. The Policy also provides the Owner with the flexibility to vary the amount and timing of premium payments and to change the amount of death benefits payable under the Policy. This flexibility allows the Owner to provide for the Owner's changing insurance needs under a single insurance Policy.

The Owner also has the opportunity to allocate Net Premiums and Account Value to one (1) or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account") and to AUL's General Account (the "Fixed Account"), within limits. This Prospectus generally describes only that portion of the Account Value allocated to the Separate Account. For a brief summary of the Fixed Account, see "Fixed Account." AUL invests the assets of each Investment Account in a corresponding mutual Portfolio (each, a "Portfolio"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:

Alger Portfolios                                            Invesco Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.       Janus Aspen Series
American Century(R) Variable Portfolios, Inc.               Neuberger Berman Advisers Management Trust
Calvert Variable Series, Inc.                               OneAmerica Funds, Inc.
Columbia Funds Variable Insurance Trust                     Pioneer Variable Contracts Trust
Dreyfus Investment Portfolios                               Royce Capital Fund
Dreyfus Variable Investment Fund                            T. Rowe Price Equity Series, Inc.
Fidelity(R) Variable Insurance Products Freedom Funds       T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products                     Timothy Plan(R) Portfolio Variable Series
Franklin Templeton Variable Insurance Products Trust        Vanguard(R) Variable Insurance Fund

The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the Funds. Not all Funds are available with all contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2010.

                                TABLE OF CONTENTS

Description                                                                                     Page
SUMMARY OF THE POLICY..........................................................................    3
FEE TABLE......................................................................................    4
DEFINITIONS OF TERMS...........................................................................    6
DIAGRAM OF CONTRACT............................................................................    7
GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS..............................   10
  American United Life Insurance Company(R)....................................................   10
  Separate Account.............................................................................   10
  The Funds....................................................................................   10
  Revenue AUL Receives.........................................................................   10
  Funds and Objectives.........................................................................   11
  Voting Rights................................................................................   13
PREMIUM PAYMENTS AND ALLOCATIONS...............................................................   14
  Applying for a Policy........................................................................   14
  Right to Examine Period......................................................................   14
  Premiums.....................................................................................   14
  Premium Payments to Prevent Lapse............................................................   15
  Premium Allocations and Crediting............................................................   15
  Transfer Privilege...........................................................................   16
  Abusive Trading Practices....................................................................   16
  Dollar Cost Averaging Program................................................................   17
  Portfolio Rebalancing Program................................................................   17
  Portfolio Optimization Program...............................................................   17
FIXED ACCOUNT..................................................................................   19
  Summary of the Fixed Account.................................................................   19
  Minimum Guaranteed and Current Interest Rates................................................   20
  Calculation of the Fixed Account Value.......................................................   20
  Transfers from the Fixed Account.............................................................   20
  Payment Deferral.............................................................................   20
CHARGES AND DEDUCTIONS.........................................................................   20
  Premium Expense Charges......................................................................   20
  Monthly Deduction............................................................................   20
  Mortality and Expense Risk Charge............................................................   21
  Surrender Charge.............................................................................   21
  Taxes........................................................................................   21
  Special Uses.................................................................................   21
  Fund Expenses................................................................................   22
HOW THE OWNER'S ACCOUNT VALUES VARY............................................................   22
  Determining the Account Value................................................................   22
  Cash Value and Net Cash Value................................................................   23
DEATH BENEFIT AND CHANGES IN FACE AMOUNT.......................................................   23
  Amount of Death Benefit Proceeds.............................................................   23
  Death Benefit Options........................................................................   23
  Initial Face Amount and Death Benefit Option.................................................   23
  Changes in Death Benefit Option..............................................................   24
  Changes in Face Amount.......................................................................   24
  Selecting and Changing the Beneficiary.......................................................   24
CASH BENEFITS..................................................................................   24
  Policy Loans.................................................................................   24
  Surrendering the Policy for Net Cash Value...................................................   25
  Partial Surrenders...........................................................................   25
  Settlement Options...........................................................................   25
  Specialized Uses of the Policy...............................................................   26
  Life Insurance Retirement Plans..............................................................   26
  Risks of Life Insurance Retirement Plans.....................................................   27
OTHER POLICY BENEFITS AND PROVISIONS...........................................................   27
  Limits on Rights to Contest the Policy.......................................................   27
  Changes in the Policy or Benefits............................................................   27
  Change of Insured............................................................................   28
  Exchange for Paid-Up Policy..................................................................   28
  When Proceeds Are Paid.......................................................................   28
  Dividends....................................................................................   28
  Reports to Policy Owners.....................................................................   28
  Assignment...................................................................................   28
  Reinstatement................................................................................   28
  Rider Benefits...............................................................................   28
TAX CONSIDERATIONS.............................................................................   30
  Tax Status of the Policy.....................................................................   30
  Tax Treatment of Policy Benefits.............................................................   31
  Estate and Generation Skipping Taxes.........................................................   32
  Life Insurance Purchased for Use in Split Dollar Arrangements................................   32
  Taxation Under Section 403(b) Plans..........................................................   32
  Non-Individual Ownership of Contracts........................................................   33
  Possible Charge for AUL's Taxes..............................................................   33
OTHER INFORMATION ABOUT THE POLICIES AND AUL...................................................   33
  Policy Termination...........................................................................   33
  Resolving Material Conflicts.................................................................   33
  Addition, Deletion or Substitution of Investments............................................   33
  Sale of the Policies.........................................................................   33
  State Regulation.............................................................................   34
  Additional Information.......................................................................   34
  Litigation...................................................................................   34
  Legal Matters................................................................................   34
  Financial Statements.........................................................................   34
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS..........................................   35
PROSPECTUS EXHIBIT 1 - FORM ADV PART II........................................................   35

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                              SUMMARY OF THE POLICY

The investor should read the following summary of Prospectus information and diagram of the policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force, that the Last Survivor Rider is not in force, and that there are no outstanding loans and loan interest.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Net Cash Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which the Account Value is allocated. Also, there is no guaranteed minimum Net Cash Value. Nonetheless, AUL guarantees to keep the Policy in force during the Guarantee Period shown on the Policy Data Page of the Owner's Policy if, on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period (shown on the Policy Data Page of the Owner's Policy) multiplied by the number of Policy Months since the Policy Date. Otherwise, if the Net Cash Value is insufficient to pay the Monthly Deduction, the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."

CONTRACT BENEFITS. Cash benefits available under a Contract include loans for up to 90 percent of the Account Value; partial surrenders, provided there is sufficient Net Cash Value; the ability to surrender the contract in full at any time for its Net Cash Value less loan interest due on the next Policy Anniversary and any surrender charges.

Death benefits include benefit payable to the beneficiary income tax free, available as a lump sum or under a variety of settlement options, either equal to the Face Amount, or equal to the Face Amount plus Account Value; flexibility to change the Death Benefit option and Face Amount.

CONTRACT RISKS. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Under certain circumstances, the Internal Revenue Code will treat a Policy as a Modified Endowment. AUL will monitor the Policies and will attempt to notify the Owner on a timely basis if the Owner's Policy ceases to satisfy the federal tax definition of life insurance or becomes a Modified Endowment. However, AUL does not assume the duty to undertake to give the Owner such notice or to take corrective action. AUL reserves the right to refund any premiums that may cause the Policy to become a Modified Endowment. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."

Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause the Owner's policy to lapse, endangering insurance coverage. There is no guarantee that the Owner's policy will not lapse even if the Owner pays the Owner's planned premium. The Owner should review the Owner's coverage with the Owner's registered representative on a regular basis.

Withdrawal charges on full surrenders may inhibit the Owner's ability to access the Owner's Cash Value. Furthermore, making a withdrawal or taking a loan may change the Owner's policy's Face Amount and/or death benefit, reducing the Death Benefit Proceeds payable to the Owner's beneficiary. Withdrawals and loans may make the Owner's policy more susceptible to lapse.

PORTFOLIO COMPANY RISKS. Each Investment Option invests in a corresponding Fund Portfolio. The value of each Portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. The Owner bears the investment risk of any Investment Option that the Owner chooses. A comprehensive discussion of the risks of each Fund Portfolio may be found in the Fund's prospectus.

PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and, it may also provide long-term accumulation of Cash Value. The Owner should evaluate the Policy in conjunction with other insurance policies that the Owner owns, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy.

RIGHT TO EXAMINE PERIOD AND POLICY EXCHANGE. For a limited time, the Owner has the right to cancel the Owner's Policy and receive a refund. See "Right to Examine Period." AUL generally allocates Net Premiums to the Fixed Account and Investment Accounts on the later of the day the "right to examine" period expires, or the date AUL receives the premium at the Corporate Office. See "Premium Allocations and Crediting."

The Owner may exchange the Policy for a paid-up whole life policy with a level Face Amount, not greater than the Policy's Face Amount, that can be purchased by the Policy's Net Cash Value. See "Exchange for Paid-Up Policy."

PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM"). Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, AUL will automatically update the Owner's model to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one (1) of these riders and later terminates the Program, the rider will automatically terminate.

OWNER INQUIRIES. If the Owner has any questions, the Owner may write or call the Corporate Office.

                                    FEE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Policy, surrenders the Policy, or transfers cash value between Investment Options.

                                                  TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------
CHARGE                          WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge        Upon Full Surrender              Maximum of 100% of base coverage target premium (1)
Premium Taxes (2)               Upon receipt of premium          Maximum of 2.5% of premium
Sales Charge                    Upon receipt of premium          Prior to 5/1/2000: Maximum of 3.5% of premium
                                                                 After 5/1/2000: Maximum of 2.5% of premium
Transfer Fees                   Upon transfer of accumulated     Maximum $25.00 per transfer in
                                value between investment         excess of 12 in a Policy Year (3)
                                Options

  (1) 100 percent of base coverage target premium is a maximum of $50.00 per $1,000 of Face Amount.

  (2) AUL does not expect to change the premium tax charge unless the rates AUL pays change or a change in law requires AUL to do so.

  (3) There is no charge currently imposed on transfers.

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Policy, not including Fund company fees and expenses.

                             PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
CHARGE                                 WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
Cost of Insurance (COI) (1)(2)(7)      Monthly beginning on             $0.01 - $83.33 per 1,000 of
                                       Contract Date                    net amount at risk
Representative COI (3)                 Monthly beginning on             $0.11 per 1,000 of
                                       Contract Date                    net amount at risk
Monthly Administrative Charge (4)      Monthly beginning on             $17.50 year 1
                                       Contract Date                    $10.00 year 2 and thereafter
                                                                        For contracts issued prior to May 1, 2000:
                                                                        $30.00 year 1
                                                                        $10.00 year 2 and thereafter
Mortality and Expense                  Monthly beginning on             0.75% years 1-10
Risk Charge (4)                        Contract Date                    0.25% year 11 and thereafter
Loan Interest (4)                      Monthly beginning on             6% annual percentage rate
                                       loan date
Optional Benefits (5)
Waiver of Monthly Deduction            Monthly beginning on             19.48% of all contract charges
Disability (WMDD) (7)                  Contract Date                    based on insured's Attained Age
Representative WMDD (3)                Monthly beginning on             7.04%
                                       Contract Date
Last Survivor Rider (6)                No Charge
Portfolio Optimization                 No Charge
Accounting Benefit Rider               No Charge

  (1) Cost of insurance varies based on a number variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

  (2) When the younger person insured by the policy reaches age 100, this charge is reduced to zero.

  (3) The representative charges are that of a male, age 35, preferred non-tobacco, Policy Year one (1.)

  (4) The charge does not vary based on an individual's characteristics.

  (5) Subject to state availability.

  (6) This rider has no specific charge, but it modifies the cost of insurance charge to reflect the mortality of the two insureds under the contract.

  (7) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

                             PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
CHARGE                                 WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
Guaranteed Insurability                Monthly beginning on             $0 - $0.19 per 1,000 of chosen
Option (GIO) (7)                       Contract Date                    increase in Face Amount
Representative GIO (3)                 Monthly beginning on             $0.17 per 1,000 of chosen
                                       Contract Date                    increase in Face Amount
Children's Insurance Benefit           Monthly beginning on             $0.83 per unit of coverage
Rider (CIBR) (4)                       Contract Date
Representative CIBR (3)                Monthly beginning on             $0.83 per unit of coverage
                                       Contract Date
Other Insured Term Rider (OIR) (7)     Monthly beginning on             $0.01 - $83.33 per 1,000 of
                                       Contract Date                    rider Face Amount
Representative OIR (3)                 Monthly beginning on             $0.12 per 1,000 of
                                       Contract Date                    rider Face Amount
Same Insured Rider (SIR) (7)           Monthly beginning on             $0.01 - $83.33 per 1,000 of
                                       Contract Date                    rider Face Amount
Representative SIR (3)                 Monthly beginning on             $0.12 per 1,000 of
                                       Contract Date                    rider Face Amount
Waiver of Premium Disability           Monthly beginning on             $0.01 - $6.55 per 100 of
Benefit Rider WPD (7)                  Contract Date                    monthly chosen benefit
Representative WPD (3)                 Monthly beginning on             $2.78 per 100 of
                                       Contract Date                    monthly chosen benefit
Automatic Increase Rider               No Charge
Guaranteed Death                       No Charge
Benefit Rider
Accelerated Death                      No Charge
Benefit Rider

  (3) The representative charges are that of a male, age 35, preferred non-tobacco.

  (4) The charge does not vary based on an individual's characteristics.

  (7) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio companies that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund company's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND COMPANY OPERATING EXPENSES              MINIMUM              MAXIMUM
--------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                 0.10%                2.08%
--------------------------------------------------------------------------------------

                              DEFINITIONS OF TERMS

ACCOUNT VALUE - The Account Value is the sum of the balances in the Variable Account, the Fixed Account(s), and the Loan Account.

ATTAINED AGE - The Issue Age increased by one for each complete Policy Year.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving; but the Corporate Office may not be open for business on other days.

CASH VALUE - The Cash Value is the Account Value less the Surrender Charge.

CONTRACT DATE - The date from which Monthiversaries, Policy Years, and Policy Anniversaries are measured. Suicide and incontestability periods are also measured from the Contract Date.

CORPORATE OFFICE - The Variable Products Service office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH BENEFIT AND DEATH BENEFIT PROCEEDS - This Policy has two (2) Death Benefit options. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

FACE AMOUNT - The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed.

FIXED ACCOUNT - An account which is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a Portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEE PERIOD - The period shown on the Policy Data Page during which the Policy will remain in force if cumulative premiums less any outstanding loan and loan interest and Partial Surrenders equal or exceed the Required Premium for the Guarantee Period. The Guarantee Period terminates on any Monthiversary that this test fails.

INSURED - The Insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two Insureds.

INVESTMENT ACCOUNTS/INVESTMENT OPTIONS - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular fund.

ISSUE AGE - The Insured's age as of the Contract Date.

ISSUE DATE - The date the Policy is issued.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MINIMUM INSURANCE PERCENTAGE - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of the Owner's Policy.

MODIFIED ENDOWMENT - A classification of policies determined under the Internal Revenue Code to be Modified Endowment contracts which affects the tax status of distributions from the Policy.

MONTHIVERSARY - The same date of each month as the Contract Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

NET CASH VALUE - Cash Value less outstanding loans and loan interest.

NET PREMIUM - The total premium paid reduced by premium expense charges.

OWNER - The Owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER - A withdrawal of a portion of the Account Value.

POLICY ANNIVERSARY - The same date each year as the Contract Date.

POLICY DATA PAGE - The Policy Data Page in the Owner's Policy, or the supplemental Policy Data Page most recently sent to the Owner by AUL.

POLICY YEAR - One (1) year from the Contract Date and from each Policy Anniversary.

PORTFOLIO - A separate investment fund in which the Separate Account invests.

PROPER NOTICE - Notice that is received at the Corporate Office in a form acceptable to AUL.

REQUIRED PREMIUM FOR THE GUARANTEE PERIOD - The amount that must be paid on a cumulative basis to keep this Policy in force during the Guarantee Period.

RISK AMOUNT - The Death Benefit discounted at a guaranteed interest rate of 3 percent for one (1) month, less the Account Value; in other words, the Death Benefit divided by 1.00246627 less the Account Value.

SEPARATE ACCOUNT - AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding fund Portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - A Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract that is invested in one (1) or more Investment Accounts.

                               DIAGRAM OF CONTRACT

The diagram on the following pages summarizes the most important features of the Policy, such as charges, cash surrender benefits, Death Benefits, and calculation of Cash Value.

--------------------------------------------------------------------------------
                                PREMIUM PAYMENTS
--------------------------------------------------------------------------------

  o The Owner selects a payment plan but is not required to pay premium payments according to the plan. The Owner can vary the amount and frequency.

  o The Policy's minimum initial premium payment depends on the Insured's age, sex and risk class, Initial Face Amount selected, any supplemental and/or rider benefits, and any planned periodic premiums.

  o Unplanned premium payments may be made, within limits.

  o Extra premium payments may be necessary to prevent lapse.

--------------------------------------------------------------------------------
                                       o
--------------------------------------------------------------------------------
                        DEDUCTIONS FROM PREMIUM PAYMENTS
--------------------------------------------------------------------------------

  o For state and local premium taxes (2.5 percent of premium payments).

  o For contracts issued prior to May 1, 2000: For sales charges (3.5 percent of each premium paid during the first ten (10) Policy years; 1.5 percent of each premium paid thereafter).

  o For contracts issued after May 1, 2000: For sales charges (2.5 percent of each premium paid).

--------------------------------------------------------------------------------
                                       o
--------------------------------------------------------------------------------
                              NET PREMIUM PAYMENTS
--------------------------------------------------------------------------------

  o The Owner directs the allocation of Net Premium payments among the Investment Accounts of the Separate Account and the Fixed Account (effective May 1, 1999, the American Century(R) VP Capital Appreciation Portfolio is not available for new money deposits or transfers; effective May 1, 2004 the
    T. Rowe Price Mid-Cap Growth Portfolio is not available for new contracts). (See rules and limits on Net Premium payment allocations.)

  o Each Investment Account invests in a corresponding Portfolio of a Fund:

FUND                                                      PORTFOLIO
----                                                      ---------
Alger Portfolios                                          Alger LargeCap Growth Portfolio
                                                          Alger SmallCap Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc.     AllianceBernstein VPS International Growth Portfolio
                                                          AllianceBernstein VPS International Value Portfolio
                                                          AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century(R) Variable Portfolios, Inc.             American Century(R) VP Capital Appreciation Portfolio
                                                          American Century(R) VP Income & Growth Portfolio
                                                          American Century(R) VP International Portfolio
                                                          American Century(R) VP Mid Cap Value Fund
                                                          American Century(R) VP Ultra(R)
                                                          American Century(R) VP Vista(SM)
Calvert Variable Series, Inc.                             Calvert Social Mid Cap Growth Portfolio
Columbia Funds Variable Insurance Trust                   Columbia Federal Securities Fund, Variable Series
                                                          Columbia Small Cap Value Fund, Variable Series
Dreyfus Investment Portfolios                             Dreyfus Investment Portfolios, Technology Growth Portfolio
                                                          Dreyfus Investment Portfolio, Small Cap Stock Index Portfolio
Dreyfus Variable Investment Fund                          Dreyfus Variable Investment Fund, Appreciation Portfolio
Fidelity(R) Variable Insurance Products Freedom Funds     Fidelity(R) VIP Freedom Income Portfolio
                                                          Fidelity(R) VIP Freedom 2005 Portfolio
                                                          Fidelity(R) VIP Freedom 2010 Portfolio
                                                          Fidelity(R) VIP Freedom 2015 Portfolio
                                                          Fidelity(R) VIP Freedom 2020 Portfolio
                                                          Fidelity(R) VIP Freedom 2025 Portfolio
                                                          Fidelity(R) VIP Freedom 2030 Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NET PREMIUM PAYMENTS (CONTINUED)
--------------------------------------------------------------------------------

  o Each Investment Account invests in a corresponding portfolio of a fund (continued):

FUND                                                      PORTFOLIO
----                                                      ---------
Fidelity(R) Variable Insurance Products                   Fidelity(R) VIP Asset Manager(SM) Portfolio
                                                          Fidelity(R) VIP Contrafund(R) Portfolio
                                                          Fidelity(R) VIP Equity-Income Portfolio
                                                          Fidelity(R) VIP Growth Portfolio
                                                          Fidelity(R) VIP High Income Portfolio
                                                          Fidelity(R) VIP Index 500 Portfolio
                                                          Fidelity(R) VIP Mid Cap Portfolio
                                                          Fidelity(R) VIP Money Market Portfolio
                                                          Fidelity(R) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust      Franklin Small Cap Value Securities Fund
                                                          Franklin Templeton VIP Founding Funds Allocation Fund
                                                          Templeton Global Income Securities Fund
                                                          Templeton Foreign Securities Fund
Invesco Variable Insurance Funds                          AIM V.I. Core Equity Fund
                                                          AIM V.I. Dynamics Fund
                                                          AIM V.I. Financial Services Fund
                                                          AIM V.I. Global Health Care Fund
                                                          AIM V.I. Global Real Estate Fund
                                                          AIM V.I. High Yield Fund
                                                          AIM V.I. International Growth Fund
                                                          AIM V.I. Utilities Fund
Janus Aspen Series                                        Janus Aspen Flexible Bond Portfolio
                                                          Janus Aspen Forty Portfolio
                                                          Janus Aspen Overseas Portfolio (formerly Janus Aspen
                                                          International Growth Portfolio)
                                                          Janus Aspen Perkins Mid Cap Value Portfolio
                                                          Janus Aspen Worldwide Portfolio
Neuberger Berman Advisers Management Trust                Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                          Neuberger Berman AMT Short Duration Bond Portfolio
                                                          Neuberger Berman AMT Regency Portfolio
                                                          Neuberger Berman AMT Small Cap Growth Portfolio
OneAmerica Funds, Inc.                                    OneAmerica Asset Director Portfolio
                                                          OneAmerica Investment Grade Bond Portfolio
                                                          OneAmerica Money Market Portfolio
                                                          OneAmerica Value Portfolio
Pioneer Variable Contracts Trust                          Pioneer Emerging Markets VCT Portfolio
                                                          Pioneer Equity Income VCT Portfolio
                                                          Pioneer Fund VCT Portfolio
                                                          Pioneer Growth Opportunities VCT Portfolio
Royce Capital Fund                                        Royce Small-Cap Portfolio
T. Rowe Price Equity Series, Inc.                         T. Rowe Price Blue Chip Growth Portfolio
                                                          T. Rowe Price Equity Income Portfolio
                                                          T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Fixed Income Series, Inc.                   T. Rowe Price Limited-Term Bond Portfolio
Timothy Plan(R) Portfolio Variable Series                 Timothy Plan(R) Conservative Growth Variable
                                                          Timothy Plan(R) Strategic Growth Variable
Vanguard(R) Variable Insurance Fund                       Vanguard(R) Diversified Value Portfolio
                                                          Vanguard(R) VIF Mid-Cap Index Portfolio
                                                          Vanguard(R) VIF Small Company Growth Portfolio
                                                          Vanguard(R) VIF Total Bond Market Index Portfolio

  o Not all funds are available with all contracts.

AUL credits interest on amounts allocated to the Fixed Account at a minimum guaranteed rate of 3 percent. (See rules and limits on transfers from the Fixed Account allocations).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   DEDUCTIONS
--------------------------------------------------------------------------------

                              FROM FUND PORTFOLIOS

  o The Investment Advisors of the underlying Fund Portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual Fund Portfolios. These fees and expenses range from 0.10 percent to 2.08 percent of the Portfolios' net assets. These fees are not deducted under the contract. They are reflected in the Portfolios' net asset values.
                               FROM ACCOUNT VALUE

  o For contracts issued prior to May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $30.00 per month for the first Policy Year and $5.00 per month thereafter.

  o For contracts issued after May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $17.50 per month for the first Policy Year and $6.00 per month thereafter.

                            FROM INVESTMENT ACCOUNTS

  o Monthly charge at a guaranteed annual rate of 0.75 percent from the Variable Account Value during the first ten (10) Policy Years and 0.25 percent thereafter. This charge is not deducted from the Fixed Account value.

--------------------------------------------------------------------------------
                                       o
--------------------------------------------------------------------------------
                                  ACCOUNT VALUE
--------------------------------------------------------------------------------

  o Account Value is equal to Net Premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).

  o Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Net Cash Value is insufficient to cover a Monthly Deduction due.

  o Can be transferred among the Investment Account and Fixed Account. A transfer fee of $25.00 may apply if more than twenty-four (24) transfers are made in a Policy Year.

  o Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine Death Benefit Proceeds.

--------------------------------------------------------------------------------
                                       o
--------------------------------------------------------------------------------
                                  CASH BENEFITS
--------------------------------------------------------------------------------

  o Loans may be taken for amounts up to 90 percent of the Account Value, less loan interest due on the next Policy Anniversary and any surrender charges.

  o Partial Surrenders generally can be made provided there is sufficient remaining Net Cash Value.

  o The policy may be surrendered in full at any time for its Net Cash Value. A surrender charge will apply during the first fifteen (15) Policy Years.

  o Settlement options are available.

  o Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.

--------------------------------------------------------------------------------
                                       o
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------

  o May be Income Tax free to beneficiary.

  o Available as lump sum or under variety of settlement options.

  o For all policies, the minimum Face Amount of $50,000.

  o Two (2) Death Benefit options available:
    Option 1, equal to the Face Amount, and
    Option 2, equal to the Face Amount plus Account Value.

  o Flexibility to change the Death Benefit option and Face Amount.

  o Any outstanding loan and loan interest is deducted from the amount payable.

  o Supplemental and/or rider benefits may be available.

--------------------------------------------------------------------------------

        GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

American United Life Insurance Company(R) ("AUL") has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2009, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $21,820.3 million and had equity of $1,639.0 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

SEPARATE ACCOUNT

The Separate Account was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). AUL has established other segregated Investment Accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.

THE FUNDS

AUL has entered into agreements with the Distributors/Advisors of Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds , Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., The Royce Funds, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points on the net average aggregate deposits made.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the funds, ranging from zero basis points until a certain level of fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying fund portfolio assets. Contract Owners and /or Participants, through their indirect investment in the underlying fund Portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund Portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other Portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other Portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in Portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FUND                                    INVESTMENT ADVISOR                            OBJECTIVE
----                                    ------------------                            ---------
AIM V.I. Core Equity Fund               Invesco Advisers, Inc.                        Seeks growth of capital.
AIM V.I. Dynamics Fund                  Invesco Advisers, Inc.                        Seeks long-term capital growth.
AIM V.I. Financial Services Fund        Invesco Advisers, Inc.                        Seeks capital growth.
AIM V.I. Global Health Care Fund        Invesco Advisers, Inc.                        Seeks capital growth.
AIM V.I. Global Real Estate Fund        Invesco Advisers, Inc.                        Seeks high total return through growth of
                                                                                        capital and current income.
AIM V.I. High Yield Fund                Invesco Advisers, Inc.                        Seeks a high level of current income.
AIM V.I. International Fund             Invesco Advisers, Inc.                        Seeks long-term growth of capital.
AIM V.I. Utilities Fund                 Invesco Advisers, Inc.                        Seeks capital growth and income.
Alger LargeCap Growth Portfolio         The Manager                                   Seeks long-term capital appreciation.
Alger SmallCap Growth Portfolio         The Manager                                   Seeks long-term capital appreciation.
AllianceBernstein VPS International     AllianceBernstein L.P.                        Seeks long-term growth of capital.
  Growth Portfolio
AllianceBernstein VPS International     AllianceBernstein L.P.                        Seeks long-term growth of capital.
  Value Portfolio
AllianceBernstein VPS Small/Mid Cap     AllianceBernstein L.P.                        Seeks long-term growth of capital.
  Value Portfolio
American Century(R) VP Capital          American Century(R) Investment                Seeks capital growth and seeks income as a
  Appreciation                            Management, Inc.                              secondary objective.
American Century(R) VP Income &         American Century(R) Investment                Seeks capital growth and income as a
  Growth Portfolio                        Management, Inc.                              secondary objective.
American Century(R) VP                  American Century(R) Global Investment         Seeks capital growth.
  International Portfolio                 Management, Inc.
American Century(R) VP Mid Cap          American Century(R) Investment                Seeks long-term growth of capital and
  Value Fund                              Management, Inc.                              seeks income as a secondary objective.
American Century(R) VP Ultra(R)         American Century(R) Investment                Seeks long-term capital growth.
                                          Management, Inc.
American Century(R) VP Vista(SM)          American Century(R) Investment              Seeks long-term capital growth.
                                          Management, Inc.
Calvert Social Mid Cap Growth           Calvert Asset Management Company, Inc.        Seeks long-term capital appreciation.
Portfolio

FUND                                       INVESTMENT ADVISOR                            OBJECTIVE
----                                       ------------------                            ---------
Columbia Federal Securities Fund,          Columbia Management Advisors, LLC             Seeks high level of current income.
  Variable Series
Columbia Small Cap Value Fund,             Columbia Management Advisors, LLC             Seeks long-term capital appreciation.
  Variable Series
Dreyfus Investment Portfolio, Small Cap    The Dreyfus Corporation                       Seeks to match the performance of the
  Stock Index Portfolio                                                                    S&P 500(R) Composite Stock Price Index.
Dreyfus Investment Portfolio,              The Dreyfus Corporation                       Seeks capital appreciation.
  Technology Growth Portfolio
Dreyfus Variable Investment Portfolio,     The Dreyfus Corporation                       Seeks long-term capital and seeks income
  Appreciation Portfolio                                                                   as a secondary objective.
Fidelity(R) VIP Freedom Income Portfolio   Strategic Advisers, Inc.                      Seeks high total return with a secondary
                                                                                           objective of principal preservation.
Fidelity(R) VIP Freedom 2005 Portfolio     Strategic Advisers, Inc.                      Seeks high total return with a secondary
                                                                                           objective of principal preservation as
                                                                                           the fund approaches its target date and
                                                                                           beyond.
Fidelity(R) VIP Freedom 2010 Portfolio     Strategic Advisers, Inc.                      Seeks high total return with a secondary
                                                                                           objective of principal preservation as
                                                                                           the fund approaches its target date and
                                                                                           beyond.
Fidelity(R) VIP Freedom 2015 Portfolio     Strategic Advisers, Inc.                      Seeks high total return with a secondary
                                                                                           objective of principal preservation as
                                                                                           the fund approaches its target date and
                                                                                           beyond.
Fidelity(R) VIP Freedom 2020 Portfolio     Strategic Advisers, Inc.                      Seeks high total return with a secondary
                                                                                           objective of principal preservation as
                                                                                           the fund approaches its target date and
                                                                                           beyond.
Fidelity(R) VIP Freedom 2025 Portfolio     Strategic Advisers, Inc.                      Seeks high total return with a secondary
                                                                                           objective of principal preservation as
                                                                                           the fund approaches its target date and
                                                                                           beyond.
Fidelity(R) VIP Freedom 2030 Portfolio     Strategic Advisers, Inc.                      Seeks high total return with a secondary
                                                                                           objective of principal preservation as
                                                                                           the fund approaches its target date and
                                                                                           beyond.
Fidelity(R) VIP Asset Manager(SM)          Fidelity(R) Management & Research Company     Seeks to obtain high total return.
  Portfolio
Fidelity(R) VIP Contrafund(R) Portfolio    Fidelity(R) Management & Research Company     Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio    Fidelity(R) Management & Research Company     Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio           Fidelity(R) Management & Research Company     Seeks to achieve capital appreciation.
Fidelity(R) VIP High Income Portfolio      Fidelity(R) Management & Research Company     Seeks a high level of current income,
                                                                                           while also considering growth of
                                                                                           capital.
Fidelity(R) VIP Index 500 Portfolio        Fidelity(R) Management & Research Company     Seeks investment results that correspond
                                                                                           to the total return of common stocks
                                                                                           publicly traded in the United States,
                                                                                           as represented by the S&P 500(R).
Fidelity(R) VIP Mid Cap Portfolio          Fidelity(R) Management & Research Company     Seeks long-term growth of capital.
Fidelity(R) VIP Money Market Portfolio     Fidelity(R) Management & Research Company     Seeks as high a level of current income
                                                                                           as is consistent with preservation of
                                                                                           capital and liquidity.
Fidelity(R) VIP Overseas Portfolio         Fidelity(R) Management & Research Company     Seeks long-term growth of capital.
Franklin Small Cap Value Securities Fund   Franklin Advisory Services, LLC               Seeks long-term total return.
Franklin Templeton VIP Founding Funds      Franklin Templeton Services, LLC              Seeks capital appreciation and income as
  Allocation Fund                                                                          a secondary objective.
Janus Aspen Flexible Bond Portfolio        Janus Capital Management LLC                  Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                Janus Capital Management LLC                  Seeks growth of capital.
Janus Aspen Overseas Portfolio             Janus Capital Management LLC                  Seeks growth of capital.
Janus Aspen Perkins Mid Cap Value          Janus Capital Management LLC                  Seeks capital appreciation.
  Portfolio
Janus Aspen Worldwide Growth Portfolio     Janus Capital Management LLC                  Seeking growth of capital.
Neuberger Berman AMT Mid-Cap               Neuberger Berman Management LLC               Seeks growth of capital.
  Growth Portfolio
Neuberger Berman AMT Short Duration        Neuberger Berman Management LLC               Seeks highest available income with a
  Bond Portfolio                                                                           secondary objective of total return.
Neuberger Berman AMT Regency Portfolio     Neuberger Berman Management LLC               Seeks growth of capital.
Neuberger Berman AMT Small Cap             Neuberger Berman Management LLC               Seeks long-term capital growth.
  Growth Portfolio
OneAmerica Asset Director Portfolio        American United Life Insurance Company(R)     Seeks to provide high total return.

FUND                                       INVESTMENT ADVISOR                           OBJECTIVE
----                                       ------------------                           ---------
OneAmerica Investment Grade Bond           American United Life Insurance Company(R)    Seeks a high level of income and seeks
  Portfolio                                                                               capital appreciation as a secondary
                                                                                          objective.
OneAmerica Money Market Portfolio          American United Life Insurance Company(R)    Seeks to provide a level of current
                                                                                          income.
OneAmerica Value Portfolio                 American United Life Insurance Company(R)    Seeks long-term capital appreciation and
                                                                                          seeks current investment income as a
                                                                                          secondary objective.
Pioneer Emerging Markets VCT Portfolio     Pioneer Investment Management, Inc.          Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio        Pioneer Investment Management, Inc.          Seeks current income and long-term growth
                                                                                          of capital.
Pioneer Fund VCT Portfolio                 Pioneer Investment Management, Inc.          Seeks reasonable income and capital
                                                                                          growth.
Pioneer Growth Opportunities VCT           Pioneer Investment Management, Inc.          Seeks growth of capital.
  Portfolio
Royce Small-Cap Fund                       Royce & Associates, LLC                      Seeks long-term growth of capital.
Templeton Global Bond Securities Fund      Franklin Advisory Services, LLC              Seeks high current income with a secondary
                                                                                          objective of capital appreciation.
Templeton Foreign Securities Fund          Franklin Advisory Services, LLC              Seeks long-term capital growth.
T. Rowe Price Blue Chip                    T. Rowe Price Associates                     Seeks to provide long-term growth and
  Growth Portfolio                                                                        income as a secondary objective.
T. Rowe Price Equity Income Portfolio      T. Rowe Price Associates                     Seeks substantial dividend income and
                                                                                          long-term capital growth.
T. Rowe Price Limited-Term                 T. Rowe Price Associates                     Seeks high level of income.
  Bond Portfolio
T. Rowe Price Mid Cap Growth Portfolio     T. Rowe Price Associates                     Seeks long-term capital appreciation.
Timothy Plan(R) Conservative Growth        Timothy Partners, Ltd.                       Seeks long-term growth of capital.
  Variable
Timothy Plan(R) Strategic                  Timothy Partners, Ltd.                       Seeks to provide high long-term growth of
  Growth Variable                                                                         capital.
Vanguard(R) Diversified Value Portfolio    Barrow, Hanley, Mewhinney & Strauss, Inc.    Seeks long-term capital appreciation and
                                                                                          income growth.
Vanguard(R) VIF Mid-Cap Index Portfolio    Vanguard(R) Quantitative Equity Group        Seeks to track the performance of the
                                                                                          MSCI(R) US Mid Cap 450 Index.
Vanguard(R) VIF Small Company Growth       Granahan Investment Management, Inc. &       Seeks long-term capital appreciation.
  Portfolio                                Vanguard(R) Quantitative Equity Group
Vanguard(R) VIF Total Bond Market          Vanguard(R) Fixed Income Group               Seeks to track the performance of the
  Index Portfolio                                                                         Barclays Aggregate Float Adjusted Bond
                                                                                          Index.

VOTING RIGHTS

AUL is the legal Owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.

The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Policies for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company Separate Account that Funds variable annuity contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in timely manner for Policies participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.

If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                        PREMIUM PAYMENTS AND ALLOCATIONS

APPLYING FOR A POLICY

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue Ages are 0 through 85 on a standard basis, and 20 through 85 on a preferred non-tobacco user and tobacco user basis. Issue Age is determined based on the Insured's age as of the Contract Date. Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, the Owner may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."

RIGHT TO EXAMINE PERIOD

The Owner may cancel the Owner's Policy for a refund during the Owner's "right to examine" period. This period expires ten (10) calendar days after the Owner receives the Owner's Policy (or a longer period if required by law). If the Owner decides to cancel the Policy, The Owner must return it by mail or other delivery method to the Corporate Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven (7) calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.

PREMIUMS

The minimum initial premium payment required depends on a number of factors, such as the Issue Age, sex and risk class of the proposed Insured, the initial Face Amount, any supplemental and/or rider benefits and the planned premium payments the Owner proposes to make. Consult an AUL representative for information about the initial premium required for the coverage the Owner desires.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

The Owner may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.

Premium payments after the initial payment must be made to the Corporate Office. Each payment must be at least equal to the minimum payment shown on the Policy Data Page in the Owner's Policy. All premiums combined may not be more than $1,000,000, unless a higher amount is agreed to by AUL.

The planned premium is the amount for which AUL will bill the Owner or, in the case of AUL's automatic premium plan (which deducts the planned premium from the Owner's checking account), the amount for which AUL will charge the Owner's account. The amount and frequency of the planned premium are shown on the Policy Data Page in the Owner's Policy. The Owner may change the amount and the frequency of the planned premium by Proper Notice. AUL reserves the right to change the planned premium to comply with AUL's rules for billing amount and frequency.

Unless otherwise indicated, premiums received in excess of planned premium will be applied as additional premium.

If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, AUL may require satisfactory evidence of insurability before accepting it. If AUL accepts the premium, AUL will allocate the Net Premium to the Owner's Account Value on the date of AUL's acceptance. If AUL does not accept the premium, AUL will refund it to the Owner.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, AUL reserves the right to refund the amount to the Owner with interest no later than sixty (60) days after the end of the Policy Year when AUL receives the premium, but AUL assumes no obligation to do so.

If the payment of any premium would cause the Policy to become a Modified Endowment, AUL will attempt to so notify the Owner upon allocating the premium, but AUL assumes no obligation to do so. In the event that AUL notifies the Owner, consistent with the terms of the notice the Owner may choose whether the Owner wants the premium refunded to him or her. AUL reserves the right to refund any premiums that cause the Policy to become a Modified Endowment. Upon request, AUL will refund the premium, with interest, to the Owner no later than sixty
(60) days after the end of the Policy Year in which AUL receives the premium.

PLANNED PREMIUMS. When applying for a Policy, the Owner may select a plan for paying level premium payments semi-annually or annually. If the Owner elects, AUL will also arrange for payment of planned premiums on a monthly basis under a pre-authorized payment arrangement. The Owner is not required to pay premium payments in accordance with these plans; rather, the Owner can pay more or less than planned, or skip a planned premium entirely. (See, however, "Premium Payments to Prevent Lapse" and "Guarantee Period and Required Premium for the Guarantee Period." Each premium after the initial premium must be at least $50. AUL may increase this minimum ninety (90) days after AUL sends the Owner a written notice of such increase. Subject to the limits described above, the Owner can change the amount and frequency of planned premiums whenever the Owner wants by sending Proper Notice to the Corporate Office. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.

PREMIUM PAYMENTS TO PREVENT LAPSE

Failure to pay planned premiums will not necessarily cause a Policy to lapse. Conversely, paying all planned premiums will not guarantee that a Policy will not lapse. The conditions that will result in the Owner's Policy lapsing will vary depending on whether a Guarantee Period is in effect, as follows:

GRACE PERIOD. The Policy goes into default at the start of the grace period, which is a period to make a premium payment sufficient to prevent lapse. A Grace Period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. AUL will send notice of the grace period and the amount required to be paid during the grace period to the Owner's last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. The Owner's Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit proceeds will still be payable to the beneficiary, although the amount paid will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, the Owner's Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement."

A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."

GUARANTEE PERIOD AND REQUIRED PREMIUM FOR THE GUARANTEE PERIOD. The Guarantee Period is the period shown in the Policy during which the Policy will remain in force and will not begin the grace period, if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period multiplied by the number of Policy Months since the Contract Date. If this test fails on any Monthiversary, the continuation of insurance guarantee terminates. The guarantee will not be reinstated.

The Required Premium for the Guarantee Period is shown on the Policy Data Page. If the Owner makes changes to the Policy after issue, the Required Premium for subsequent months may change. AUL will send the Owner notice of the new Required Premium. The Required Premium per $1,000 factors for the Face Amount vary by risk class, Issue Age, and sex. Additional premiums for substandard ratings and rider benefits are included in the Required Premium.

AFTER THE GUARANTEE PERIOD. A grace period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. A premium sufficient to keep the Contract in force must be submitted during the grace period.

PREMIUM ALLOCATIONS AND CREDITING

On the Investment Option Election Form, the Owner specifies the percentage of a Net Premium to be allocated to the Investment Accounts and to the Fixed Account. The sum of the Owner's allocations must equal 100 percent, with at least 1 percent of the Net Premium payment allocated to each account selected by the Owner. All Net Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Corporate Office, by telephone if written authorization is on file with AUL or by using the Internet. The change will apply to the premium payments received with or after receipt of the Owner's notice.

The initial Net Premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with AUL's allocation instructions on the later of the day the "right to examine" period expires, or the date AUL receives the premium at AUL's Corporate Office. Subsequent Net Premiums are allocated as of the end of the Valuation Period during which AUL receives the premium at AUL's Corporate Office.

AUL generally allocates all Net Premiums received prior to the Issue Date to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on Net Premiums so allocated. However, AUL reserves the right to allocate Net Premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with the Owner's allocation instructions prior to the expiration of the "right to examine" period. If the Owner exercises the Owner's right to examine the Policy and cancel it by returning it to AUL, AUL will refund to the Owner the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, AUL transfers the Net Premium and interest to the Fixed Account and the Investment Accounts of the Separate Account based on the percentages the Owner has selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, AUL assumes that receipt of this Policy occurs five (5) calendar days after the Issue Date.

Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.

TRANSFER PRIVILEGE

The Owner may transfer amounts between the Fixed Account and Investment Accounts or among Investment Accounts at any time after the "right to examine" period.

There currently is no minimum transfer amount, although AUL reserves the right to require a $100 minimum transfer. AUL must transfer the minimum amount, or, if less, the entire amount in the account from which the Owner is transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, AUL has the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis.

Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. AUL reserves the right to limit the number of transfers to twelve (12) per year, or to restrict transfers from being made on consecutive Valuation Dates.

If AUL determines that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first twelve (12) transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. AUL reserves the right to assess a $25 charge for the thirteenth (13th) and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one (1) transfer, regardless of the number of Investment Accounts or the Fixed Account affected by the transfer. The charge will be deducted from the Investment Account(s) from which the transfers are made.

Unless AUL restricts the right of an Owner to transfer Funds as stated above, there is no limit on the number of transfers that can be made between Investment Accounts or to the Fixed Account. There is a limit on the amount transferred from the Fixed Account each Policy Year. See "Transfers from Fixed Account" for restrictions.

TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to AUL. Transfers initiated via AUL's Internet site Account Services, AUL.com, will be processed as a result of authorization given by the user accessing the site. AUL reserves the right to suspend telephone or internet transfer privileges at any time, for any reason, if AUL deems such suspension to be in the best interests of Owners. AUL will employ reasonable procedures to confirm that instructions communicated by telephone or via the Internet are genuine, and if AUL follows those procedures, AUL will not be liable for any losses due to unauthorized or fraudulent instructions. AUL may be liable for such losses if AUL does not follow those reasonable procedures. The procedures AUL will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

ABUSIVE TRADING PRACTICES

LATE TRADING. Some investors attempt to profit from trading in funds after the close of the market, but before the fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its Portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging, ("DCA") Program, if elected, enables the Owner to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. At the time that the Owner elects the DCA Program, the Account Value in the MMIA from which transfers will be made must be at least $2,000.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary on or next following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted, or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.

PORTFOLIO REBALANCING PROGRAM

The Owner may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this plan automatically adjusts the Owner's Portfolio mix to be consistent with the allocation most recently requested. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to AUL. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when the Owner requests any transfer (which includes a loan transaction) or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Program, as annual rebalancing is independently a part of that Program.

AUL does not currently charge for this Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio rebalancing at any time.

PORTFOLIO OPTIMIZATION PROGRAM

THE PROGRAM

Portfolio Optimization is an asset allocation service that AUL offers at no additional charge for use within this variable life policy. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For the Owner's variable life policy, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of AUL's Program, AUL has developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

If the Owner subscribes to Portfolio Optimization, AUL will serve as the Owner's investment Advisor for the Program, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If the Owner subscribes to Portfolio Optimization, AUL will automatically reallocate the Owner's Account Value in accordance with the Model the Owner selects as it is updated from time to time based on discretionary authority that the Owner grants to AUL, unless the Owner instructs AUL otherwise. For more information on AUL's role as investment advisor for the Program, please see AUL's brochure from AUL's Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, AUL currently relies on the recommendations of an independent third-party analytical firm. AUL may change the firm that AUL uses from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

THE PORTFOLIO OPTIMIZATION MODELS

AUL offers five (5) asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, AUL will automatically reallocate the Owner's Account Value (and subsequent premiums, if applicable) in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model. AUL requires that the Owner grant AUL discretionary investment authority to periodically reallocate the Owner's Account Value (and subsequent premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model the Owner has selected, if the Owner wishes to participate in Portfolio Optimization.

When AUL updates the Portfolio Optimization Models, AUL will send the Owner written notice of the updated Models at least thirty (30) days in advance of the date AUL intends the updated version of the Model to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner needs to determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with the Owner's registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to the Owner's financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with the Owner's registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with the Owner's registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or the Owner's registered representative assess the Owner's financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions.

As advisor to OneAmerica Funds, Inc., AUL monitors performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. AUL does not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). AUL believes AUL's reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Program at any time. AUL has the right to terminate or change the Program at any time. Newly issued Contracts may require participation in the Program.

                                  FIXED ACCOUNT

SUMMARY OF THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Owner may allocate some or all of the Net Premiums and transfer some or all of the Variable Account Value to the Fixed Account, which is part of AUL's General Account and pays interest at declared rates (subject to a minimum interest rate AUL guarantees to be 3 percent). AUL's General Account supports AUL's insurance and annuity obligations.

The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of AUL's General Account, AUL benefits from investment gain and assumes the risk of investment loss on this amount. All assets in the General Account are subject to AUL's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

CALCULATION OF THE FIXED ACCOUNT VALUE

Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.

TRANSFERS FROM THE FIXED ACCOUNT

The amount transferred from the Fixed Account in any Policy Year may not exceed 20 percent of the amount in the Fixed Account at the beginning of the Policy Year, less any Partial Surrenders made from the Fixed Account since that date, unless the balance after the transfer is less than $25, in which case AUL reserves the right to transfer the entire amount.

PAYMENT DEFERRAL

We reserve the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.

                             CHARGES AND DEDUCTIONS

PREMIUM EXPENSE CHARGES

PREMIUM TAX CHARGE. A 2.5 percent charge for state and local premium taxes and related administrative expenses is deducted from each premium payment. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies. AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5 percent of premium payments for all states, although such tax rates range from 0 percent to 3.5 percent. This charge may be more or less than the amount actually assessed by the state in which a particular Owner lives.

SALES CHARGE. AUL deducts a sales charge from each premium payment. The sales charge for contracts issued after May 1, 2000 is currently 2.5 percent of each premium paid.

MONTHLY DEDUCTION

AUL will deduct Monthly Deductions on the Contract Date and on each Monthiversary. Monthly Deductions due on the Contract Date and any Monthiversaries prior to the Issue Date are deducted on the Issue Date. The Owner's Contract Date is the date used to determine the Owner's Monthiversary. The Monthly Deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, and (3) any charges for rider benefits, as described below. The Monthly Deduction is deducted from the Variable Account (and each Investment Account) and Fixed Account pro rata on the basis of the portion of Account Value in each account.

COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies and from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables") (and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, AUL charges "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and AUL may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible, duration of each Face Amount segment, Policy size and underwriting class of the Insured. For any Policy, the cost of insurance on a Monthiversary is calculated by multiplying the current cost of insurance rate for the Insured by the Risk Amount for that Monthiversary. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by 1.00246627 and the Account Value.

The cost of insurance charge for each Face Amount segment will be determined on each Monthiversary. AUL currently places Insureds in the following classes, based on underwriting: Standard Tobacco User, Standard Non-Tobacco User, Preferred Tobacco User, Preferred Non-Tobacco User. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the Standard Tobacco User or Standard Non-Tobacco User classes. Standard Non-Tobacco User rates are available for Issue Ages 0-85. Preferred Non-Tobacco and Preferred Tobacco User rates are available for Issue Ages 20-85. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of the Owner's Policy.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. When an increase in Face Amount is requested, AUL conducts underwriting before approving the increase (except as noted below), and a separate risk class may apply to the increase. If the risk class for the increase has higher guaranteed cost of insurance rates than the existing class, the higher guaranteed rates will apply only to the increase in Face Amount, and the existing risk class will continue to apply to the existing Face Amount. If the risk class for the increase has lower guaranteed cost of insurance rates than the existing class, the lower guaranteed rates will apply to both the increase and the existing Face Amount.

MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge. For Contracts issued after May 1, 2000, the charge is currently $17.50 during the first Policy Year, and $6 thereafter, which applies in all years. It is guaranteed not to exceed $10 after the first Policy Year. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.

COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts this monthly charge from the Variable Account Value pro rata based on the amounts in each account. The current charge is at an annual rate of 0.75 percent of Variable Account Value during the first ten (10) Policy Years, and
0.25 percent thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.

The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. AUL also assumes the mortality risk associated with guaranteeing the Death Benefit during the Guarantee Period. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

SURRENDER CHARGE

During the first fifteen Policy Years, a surrender charge will be deducted from the Account Value if the Policy is completely surrendered for cash. The total surrender charge will not exceed the maximum surrender charge set forth in the Policy. The surrender charge is equivalent to 100 percent of the base coverage target premium for Policy Years one (1) through five (5), reducing thereafter by 10 percent annually through Policy Year fifteen (15). The "base coverage target premium" is the target premium associated with the base coverage of the Policy only, not including any riders or benefits.

Partial Surrenders are limited to the Cash Value of the Policy; therefore, there is no surrender charge assessed on Partial Surrenders. Any surrender in excess of Cash Value will constitute a complete surrender and the above surrender charge will apply.

Increases in Face Amount will begin a new surrender charge period for that coverage amount. Decreases in Face Amount will not reduce the surrender charge.

The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.

The table below shows the surrender charge (which is a percentage of target premium) deducted if the Policy is completely surrendered during the first fifteen (15) Policy Years.

                           TABLE OF SURRENDER CHARGES

POLICY YEAR          PERCENTAGE OF PREMIUM
-----------          ---------------------
     1                       100%
     2                       100%
     3                       100%
     4                       100%
     5                       100%
     6                        90%
     7                        80%
     8                        70%
     9                        60%
    10                        50%
    11                        40%
    12                        30%
    13                        20%
    14                        10%
    15                         0%

TAXES

AUL does not currently assess a charge for any taxes other than state premium taxes incurred as a result of the establishment, maintenance, or operation of the Investment Accounts of the Separate Account. AUL reserves the right, however, to assess a charge for such taxes against the Investment Accounts if AUL determines that such taxes will be incurred.

SPECIAL USES

AUL may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, AUL may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by AUL, who may include current and retired officers, directors and employees of AUL and AUL's affiliates.

AUL may also agree to waive minimum premium requirements for such persons.

AUL will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. AUL reserves the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.

FUND EXPENSES

Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.

                       HOW THE OWNER'S ACCOUNT VALUES VARY

There is no minimum guaranteed Account Value, Cash Value or Net Cash Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date and the Guarantee Period is not then in effect, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."

DETERMINING THE ACCOUNT VALUE

On the Contract Date, the Account Value is equal to the initial Net Premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value, the Fixed Account value, and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but AUL is closed for business, and the Owner will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, charges, transfers, Partial Surrenders, loans and loan repayments.

VARIABLE ACCOUNT VALUE. When the Owner allocates an amount to an Investment Account, either by Net Premium payment allocation or by transfer, the Owner's Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to the Owner's Policy will increase when Net Premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction and mortality and expense charge are taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.

ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the money market Investment Accounts were initially set at one dollar ($1), and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at five dollars ($5) when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.

NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

(a) is equal to:

    1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus

    2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus

    3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

(b) is equal to:

    1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus

    2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.

LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans, the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts and from the Fixed Account as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts and the Fixed Account as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.

CASH VALUE AND NET CASH VALUE

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Net Cash Value."

                    DEATH BENEFIT AND CHANGES IN FACE AMOUNT

As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Corporate Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven (7) calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to the Owner and AUL. Before the Insured dies, the Owner may choose how the proceeds are to be paid. If the Owner has not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary." Coverage is effective on the later of the date the initial premium is paid or the Issue Date.

AMOUNT OF DEATH BENEFIT PROCEEDS

The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.

DEATH BENEFIT OPTIONS

The Owner may choose one of two Death Benefit options. Under Option 1, the Death Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. Under Option 2, the Death Benefit is the greater of the Face Amount plus the Account Value on the date of death, or the Applicable Percentage of the Account Value on the date of the Insured's death.

If investment performance is favorable, the amount of the Death Benefit may increase. However, under Option 1, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option 2, the Death Benefit will vary directly with the investment performance of the Account Value. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments."

                                      APPLICABLE PERCENTAGES OF ACCOUNT VALUE
ATTAINED AGE    PERCENTAGE    ATTAINED AGE    PERCENTAGE    ATTAINED AGE    PERCENTAGE    ATTAINED AGE    PERCENTAGE
   0-40            250%           50             185%            60             130%         70               115%
    41             243%           51             178%            61             128%         71               113%
    42             236%           52             171%            62             126%         72               111%
    43             229%           53             164%            63             124%         73               109%
    44             222%           54             157%            64             122%         74               107%
    45             215%           55             150%            65             120%        75-90             105%
    46             209%           56             146%            66             119%         91               104%
    47             203%           57             142%            67             118%         92               103%
    48             197%           58             138%            68             117%         93               102%
    49             191%           59             134%            69             116%         94               101%
                                                                                             95+              100%

INITIAL FACE AMOUNT AND DEATH BENEFIT OPTION

The initial Face Amount is set at the time the Policy is issued. The Owner may change the Face Amount from time to time, as discussed below. The Owner selects the Death Benefit option when the Owner applies for the Policy. The Owner also may change the Death Benefit option, as discussed below. AUL reserves the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law.

CHANGES IN DEATH BENEFIT OPTION

Beginning one (1) year after the Contract Date, as long as the Policy is not in the grace period, the Owner may change the Death Benefit option on the Owner's Policy subject to the following rules. If the Owner requests a change from Death Benefit Option Two (2) to Death Benefit Option One (1), the Face Amount will be increased by the amount of the Account Value on the date of change. The change will be effective on the Monthiversary following AUL's receipt of Proper Notice.

If the Owner requests a change from Death Benefit Option One (1) to Death Benefit Option Two (2), the Face Amount will be decreased by the amount of the Account Value on the date of change. AUL may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following AUL's approval of the change. AUL will not permit a change which would decrease the Face Amount below $50,000.

CHANGES IN FACE AMOUNT

Beginning one (1) year after the Contract Date, as long as the Policy is not in the grace period, the Owner may request a change in the Face Amount. If a change in the Face Amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify the Owner's Policy as a life insurance contract, AUL will refund, after the next Monthiversary, the amount of such excess above the premium limitations. Changes in Face Amount may cause the Policy to be treated as a Modified Endowment for federal tax purposes.

AUL reserves the right to decline a requested decrease in the Face Amount if compliance with the guideline premium limitations under current tax law would result in immediate termination of the Policy, payments would have to be made from the Cash Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Net Cash Value under the Policy.

Increases in Face Amount will begin a new surrender charge period for that coverage amount. Decreases in Face Amount will not reduce the surrender charge.

The Face Amount after any decrease must be at least $50,000. A decrease in Face Amount will become effective on the Monthiversary that next follows receipt of Proper Notice of a request.

Decreasing the Face Amount of the Policy may have the effect of decreasing monthly cost of insurance charges. If the Owner has made any increases to the Face Amount, the decrease will first be applied to reduce those increases, starting with the most recent increase. The decrease will not cause a decrease in either the Required Premium for the Guarantee Period or the surrender charge.

Any increase in the Face Amount must be at least $5,000 (unless otherwise provided by rider), and an application must be submitted. AUL reserves the right to require satisfactory evidence of insurability. In addition, the Insured's Attained Age must be less than the current maximum Issue Age for the Policies, as determined by AUL from time to time. A change in planned premiums may be advisable. If the Policy is within the Guarantee Period on the effective date of the increase, Required Premiums will be increased accordingly. See "Premiums." The increase in Face Amount will become effective on the Monthiversary on or next following AUL's approval of the increase.

For purposes of calculating cost of insurance charges, any Face Amount decrease will be used to reduce any previous Face Amount increase then in effect, starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.

SELECTING AND CHANGING THE BENEFICIARY

The Owner selects the beneficiary in the Owner's application. The Owner may select more than one beneficiary. The Owner may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.

                                  CASH BENEFITS

POLICY LOANS

Prior to the death of the Insured, the Owner may borrow against the Owner's Policy by submitting Proper Notice to the Corporate Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to AUL as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

  1. 90 percent of the Account Value; less

  2. any loan interest due on the next Policy Anniversary; less

  3. any applicable surrender charges; less

  4. any existing loans and accrued loan interest.

Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date the Owner's written request is received. Loan proceeds generally will be sent to the Owner within seven (7) calendar days. See "When Proceeds Are Paid."

INTEREST. AUL will charge interest on any outstanding loan at an annual rate of 6 percent. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment

Accounts and the Fixed Account and into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the Fixed Account to the Loan Account in the same proportion that each Investment Account value and the Fixed Account bears to the total unloaned Account Value. The amount AUL transfers will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest daily at an effective annual rate of not less than 4 percent. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

LOAN REPAYMENT; EFFECT IF NOT REPAID. The Owner may repay all or part of the Owner's loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Corporate Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary when the Guarantee Period is not in force, the Policy will be in default. The Owner will be sent notice of the default. The Owner will have a grace period within which the Owner may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."

EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations" for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding. In particular, if the Owner's Policy is a Modified Endowment, loans may be currently taxable and subject to a 10 percent penalty tax.

SURRENDERING THE POLICY FOR NET CASH VALUE

The Owner may surrender the Owner's Policy at any time for its Net Cash Value by submitting Proper Notice to AUL. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date the Owner's written request and all required documents are received. Payment will generally be made within seven (7) calendar days. See "When Proceeds are Paid." The Net Cash Value may be taken in one lump sum or it may be applied to a settlement option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."

PARTIAL SURRENDERS

The Owner may make Partial Surrenders under the Owner's Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to AUL. As of the date AUL receives Proper Notice for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.

When the Owner requests a Partial Surrender, the Owner can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If the Owner provides no directions, the Partial Surrender will be deducted from the Owner's Account Value in the Investment Accounts and Fixed Account on a pro rata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."

AUL will reduce the Face Amount by an amount equal to the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Face Amount below $50,000, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date the Owner's written request is received, and generally will be paid within seven (7) calendar days. See "When Proceeds Are Paid."

SETTLEMENT OPTIONS

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account. Any representative authorized to sell this Policy can further explain these options upon request.

The Owner may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed twenty (20.)

OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first (1st) payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as one hundred-twenty (120.) A different monthly installment payable to the surviving payee can be specified.

Any other method or frequency of payment AUL agrees to may be used to pay the proceeds of this Policy.

Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater. Based on the settlement option selected, AUL will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3 percent per year.

The Owner may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with AUL's consent.

If a payee dies while a settlement option is in effect, and there is no surviving payee, AUL will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to AUL.

SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes.

Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account value to Fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations."

LIFE INSURANCE RETIREMENT PLANS

Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from AUL. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or AUL's obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration. Illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0 percent. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12 percent.

The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.

RISKS OF LIFE INSURANCE RETIREMENT PLANS

Using the Owner's Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if the Owner's Policy is insufficiently funded in relation to the income stream expected from the Owner's Policy, the Owner's Policy can lapse prematurely and result in significant income tax liability to the Owner in the year in which the lapse occurs. Other risks associated with borrowing from the Owner's Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to the Owner of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid, and the Policy will terminate without value. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds the Owner's basis in the Policy. Thus, under certain circumstances, surrender or lapse of the Owner's Policy could result in tax liability to the Owner. In addition, to reinstate a lapsed Policy, the Owner would be required to make certain payments. Thus, the Owner should be careful to design a life insurance retirement plan so that the Owner's Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from the Owner's Policy.

To avoid lapse of the Owner's Policy, it is important to design a payment stream that does not leave the Owner's Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration. Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in the Owner's Policy upon its maturity. Poor investment performance can contribute to the risk that the Owner's Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse. Further, interest on a Policy loan is due to AUL for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds the Owner's basis in the Policy, the amounts attributable to interest due on the loans can add to the Owner's federal (and possibly state) income tax liability. The Owner should consult with the Owner's financial and tax advisors in designing a life insurance retirement plan that is suitable for the Owner's particular needs. Further, the Owner should continue to monitor the Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, the Owner should consult the Owner's periodic statements to determine the amount of the remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from the Owner's representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.

                      OTHER POLICY BENEFITS AND PROVISIONS

LIMITS ON RIGHTS TO CONTEST THE POLICY

INCONTESTABILITY. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two (2) years from the Contract Date, AUL may not contest the Policy. Any increase in the Face Amount will not be contested after the increase has been in force during the Insured's lifetime for two years following the effective date of the increase. If the Owner did not request the Face Amount increase or if evidence of insurability was not required, AUL will not contest the increase.

If a Policy lapses and it is reinstated, AUL can contest the reinstated Policy during the first two (2) years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.

SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two (2) years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any Partial Surrender.

If the Insured dies by suicide, while sane or insane, within two years after the effective date of any increase in the Face Amount (or less if required by state law), the amount payable by AUL on such increase will be limited to the Monthly Deduction associated with the increase.

CHANGES IN THE POLICY OR BENEFITS

MISSTATEMENT OF AGE OR SEX. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of:
(1) the amount which would have been purchased at the Insured's correct age and sex by the most recent cost of insurance charge assessed prior to the date AUL receives proof of death; or (2) the Account Value as of the date AUL receives proof of death, multiplied by the Minimum Insurance Percentage for the correct age.

OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts;
(3) reflect a change in the operation of the Separate Account; or (4) provide different Separate Account and/or Fixed Account accumulation options.

AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.

Any change of the Policy must be approved by AUL's President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.

CHANGE OF INSURED

While the Policy is in force, it may be exchanged for a new Policy on the life of a substitute Insured. The exercise of this exchange is subject to satisfactory evidence of insurability for the substitute Insured. The Contract Date of the new Policy will generally be the same as the Contract Date of the exchanged Policy. The Issue Date of the new Policy will be the date of the exchange. The initial Cash Value of the new Policy will be the same as the Cash Value of the exchanged Policy on the date of the exchange. Exercise of the Change of Insured provision will result in a taxable exchange.

EXCHANGE FOR PAID-UP POLICY

The Owner may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Corporate Office. The new policy will be for the level Face Amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. AUL will pay the Owner any remaining Net Cash Value that was not used to purchase the new policy.

At any time after this option is elected, the Cash Value of the new policy will be its net single premium at the Insured's then attained age. All net single premiums will be based on 4 percent interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new policy.

WHEN PROCEEDS ARE PAID

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Corporate Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.

DIVIDENDS

The Owner will receive any dividends declared by AUL as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts and Fixed Account on a pro rata basis unless the Owner requests cash payment. AUL does not anticipate declaring any dividends on this policy.

REPORTS TO POLICY OWNERS

At least once a year, the Owner will be sent a report at the Owner's last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, amount of interest credited to amounts in the Fixed Account, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. The Owner will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which the Owner has allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when the Owner pays premiums (except for premiums deducted automatically), or if the Owner takes out a loan, transfer amounts among the Investment Accounts and Fixed Account or take surrenders, the Owner will receive a written confirmation of these transactions.

ASSIGNMENT

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Corporate Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, the Owner must obtain their written consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.

REINSTATEMENT

The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See the Owner's Policy for further information.

RIDER BENEFITS

The following rider benefits are available and may be added to the Owner's Policy at issue. (The CBR Rider is the only rider that may be added after issue). If applicable, monthly charges for these riders will be deducted from the Owner's Account Value as part of the Monthly Deduction. All of these riders may not be available in all states.

WAIVER OF MONTHLY DEDUCTION DISABILITY (WMDD)
  ISSUE AGES: 0-55

This rider waives the Monthly Deduction during a period of total disability. WMDD cannot be attached to Policies with Face Amounts in excess of $3,000,000 or rated higher than Table H.

Monthly Deductions are waived for total disability following a six (6) month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.

GUARANTEED INSURANCE OPTION (GIO)
  ISSUE AGES: 0-39 (STANDARD RISKS ONLY)

This rider allows the Face Amount of the Policy to be increased by the option amount or less, without evidence of insurability on the Insured. These increases may occur on regular option dates or alternate option dates. See the rider contract for the specific dates.

CHILDREN'S BENEFIT RIDER (CBR)
  ISSUE AGES: 14 DAYS - 20 YEARS (CHILDREN'S AGES)

This rider provides level term insurance on each child of the Insured. At issue, each child must be at least14 days old and less than 20 years of age, and the Insured must be less than 56 years old and not have a substandard rating greater than table H. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old. Children are covered under CBR until they reach age 22, when they may purchase, without evidence of insurability, a separate policy with up to five times the expiring Face Amount of the rider's coverage. The Insured must notify AUL when all children covered under the CBR have attained the age of 22, in order for the charge for the rider to be discontinued.

OTHER INSURED RIDER (OIR)
  ISSUE AGES: 0-85 (OTHER INSURED'S AGE)

The Other Insured Rider is level term life insurance on someone other than the Insured. The minimum issue amount is $10,000; the maximum issue amount is equal to three times the Face Amount. A maximum of two OIRs may be added to the Policy. The OIR amount of coverage may be changed in the future, but increases are subject to evidence of insurability.

Prior to the Other Insured's age 70, the OIR may be converted to a permanent individual policy without evidence of insurability. The OIR may be converted to permanent coverage on the Monthiversary following the date of the Insured's death.

SAME INSURED RIDER (SIR)
  ISSUE AGES: 0-85

This rider provides level term life insurance on the Insured. The minimum issue amount is $10,000; the maximum issue is equal to three times the Face Amount of the Policy. Only one SIR may be added to the Policy. The SIR Face Amount may be changed (increases are subject to evidence of insurability). Prior to age 70 (55 for substandard risks), the Insured may convert the SIR to permanent coverage without evidence of insurability.

WAIVER OF PREMIUM DISABILITY (WPD)
  ISSUE AGES: 0-55

This rider pays a designated premium into the Account Value during a period of total disability. The minimum designated premium is $100. WPD may not be added to a Policy unless WMDD is already added. If disability occurs before age 60, the designated premium benefit is paid as long as total disability continues. If disability occurs between ages 60-65, the designated premium benefit is paid as long as the Insured remains totally disabled but not beyond age 65.

LAST SURVIVOR RIDER (LS)
  ISSUE AGES: 20-85

This rider modifies the terms of the Policy to provide insurance on the lives of two (2) Insureds rather than one (1). When the Last Survivor Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement, or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The Incontestability, Suicide, and Misstatement of Age or Sex provisions of the Policy apply to either Insured.

LS Rider also provides a Policy Split Option, allowing the Policy on two (2) Insureds to be split into two (2) separate Policies, one on the life of each Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate Preservation Benefit is only available to standard risks and preferred risks.

AUTOMATIC INCREASE RIDER (AIR)
  ISSUE AGES: 0-55 (STANDARD RISKS ONLY)

This rider increases the Insured's base coverage by 5 percent each year, without evidence of insurability. The 5 percent increase is compounded annually and is based on the base coverage Face Amount on Policy Anniversaries. No increases are made during any period in which the Monthly Deduction is being waived. Insured's initial base coverage must be at least $100,000. This rider is only available with Death Benefit Option Two (2).

AIR terminates on the earliest of the following dates: the date an automatic increase is rejected, the date the Face Amount is decreased, the date requested in writing by the Owner, the date of Policy termination, or the anniversary date twenty (20) years after issue of this rider. There is no charge for AIR. New coverage generated by the rider results in an increase in the target premium. All charges for any new coverage are based on the Insured's nearest age at the time of increase.

GUARANTEED MINIMUM DEATH BENEFIT RIDER (GMDB)

This rider extends the Guarantee Period as listed on the Policy Data Page. While the GMDB rider is in force, the Policy will remain in force and will not begin the grace period if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, any outstanding loan and loan interest, equals or exceeds the required premium for the Guaranteed Minimum Death Benefit multiplied by the number of Policy months since the Contract Date. The guarantee provided by this rider terminates if this test is failed on any Monthiversary. The guarantee will not be reinstated. The GMDB Rider is only available to standard and preferred risks.

ACCELERATED DEATH BENEFIT RIDER (ABR)

This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50 percent of the Face Amount. ABR may be added to the Policy at any time while it is still in force. This rider is not available if the Last Survivor Rider is issued. There is no charge for ABR.

ACCOUNTING BENEFIT RIDER

If the Owner fully surrenders his policy while this rider is in effect during Policy Years one (1) and two (2), AUL will waive all Surrender Charges. In addition, AUL will return any Sales Charge and Premium Tax Charge assessed. On a full surrender during Policy Years three (3) through five (5), AUL will waive all Surrender Charges. No Sales Charge or Premium Tax Charge will be returned. AUL will assess the applicable Surrender Charge on full surrenders in Policy Years six (6) and later.

No waiver of Surrender Charge or refund of Sales Charges and Premium Tax Charges will occur on a Partial Surrender.

This benefit is only available where the applicant has requested to AUL that the policy be used as an informal funding vehicle for a non-qualified deferred compensation plan.

                               TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").

TAX STATUS OF THE POLICY

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing
Section 7702. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment Account to which premiums were allocated under the non-qualifying contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy as it deems necessary in its sole discretion to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the Portfolios, intend to comply with the diversification requirements prescribed in Treasury Regulation. Section 1.817-5, which affect how the Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.

For a variable life insurance contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a variable contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the variable contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities. The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable life insurance contract owner's control of the investments of the Separate Account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the Separate Account.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of investment account assets. For example, an Owner has additional flexibility in allocating Net Premium payments and Account Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in future guidance on this issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts. You should consult your tax adviser as to the possible application of the "investors control" doctrine to you.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if the Owner elects a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to the Owner may be taxable. Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit option, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.

The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Owner is contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, the Owner should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount of any outstanding loans and loan interest over the total investment in the Policy will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.

Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax adviser to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment. However, at the time a premium is credited which in AUL's view would cause the Policy to become a Modified Endowment, AUL will attempt to notify the Owner that unless a refund of the excess premium (with any appropriate interest) is requested by the Owner, the Policy will become a Modified Endowment. However, AUL does not undertake to provide such notice. The Owner will have thirty (30) days after receiving such notification to request the refund.

Policies classified as Modified Endowments will be subject to the following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includible in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.

Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the death benefit to the Owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.

POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax adviser should be consulted before deducting any Policy loan interest.

INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Benefits will generally be includible in the Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includible in the Insured's estate if the Death Benefits are not received by or for the benefit of, the Insured's estate and he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

Regulations on split-dollar life insurance arrangements were issued by the Treasury Department which modified IRS Notice 2002-8. Split dollar arrangements entered into prior to September 18, 2003 generally are governed by guidance issued prior to the final regulations. The final regulations applied to split dollar arrangements entered into or modified materially after September 17, 2003. The final regulations provide two sets of rules for split dollar arrangements. Purchasers should consult a qualified tax advisor to discuss the applicable rules.

NONQUALIFIED DEFERRED COMPENSATION. On October 22, 2004, IRC Section 409A was enacted as part of the American Jobs Creation Act of 2004. Contributions into non-qualified deferred compensation plans after December 31, 2004 are governed by this code section. Purchasers should consult a qualified tax advisor to determine tax treatment resulting from such an arrangement.

TAXATION UNDER SECTION 403(b) PLANS

On July 26, 2007, the IRS issued final regulations for tax-sheltered annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) all 403(b) contracts must be maintained pursuant to a written plan, 2) as of September 24, 2007, intra-plan exchanges may not be made pursuant to Revenue Ruling 90-24, but rather must be made in accordance with the final IRS regulations, which in part require that the vendor and the employer enter into an information-sharing agreement, 3) nontaxable transfers of assets to a plan of another employer are permitted, 4) plans may contain provisions that permit plan termination and distribution of benefits upon such plan termination, 5) loans and hardship distributions must be made in accordance with the applicable plan and the final IRS regulations, 6) employers generally must agree to share certain information with each approved vendor, 7) plan contributions may not exceed applicable limits , and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen
(15) business days.

NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.

POSSIBLE CHARGE FOR AUL'S TAXES

At the present time, AUL makes no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.

                  OTHER INFORMATION ABOUT THE POLICIES AND AUL

POLICY TERMINATION

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which AUL receives Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Net Cash Value," "Premium Payments to Prevent Lapse," and "Death Benefit and Changes in Face Amount."

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Separate Account and, therefore, indirectly for the Policies. In addition, the Funds have advised AUL that they are available to registered Separate Accounts of insurance companies, other than AUL, offering variable annuity and variable life insurance policies.

AUL does not currently foresee any disadvantages to the Owner resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other Separate Accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or Owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans.

In the event of a material conflict, AUL will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in AUL's judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, AUL may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. AUL will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940 or other applicable law.

AUL also reserves the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, AUL may, in AUL's sole discretion, eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, AUL may, by appropriate endorsement, change the Policy to reflect the substitution or change.

If AUL deems it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL Separate Accounts.

SALE OF THE POLICIES

The Policies will be offered to the public on a continuous basis, and AUL does not anticipate discontinuing the offering of the Policies. However, AUL reserves the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell AUL's variable life contracts and who are also registered representatives of OneAmerica Securities, Inc., which is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of

Securities Dealers, Inc. OneAmerica Securities, Inc., is a wholly owned subsidiary of American United Life Insurance Company, and is the distributor and "principal underwriter," as defined in the Investment Company Act of 1940, of the Policies for the Separate Account. AUL is not obligated to sell any specific number of Policies.

STATE REGULATION

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

LITIGATION

The Separate Account is not a party to any litigation. Its depositor, AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.

LEGAL MATTERS

Dechert LLP , has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Thomas M. Zurek, General Counsel of AUL.

FINANCIAL STATEMENTS

Financial statements of AUL and the Variable Account as of December 31, 2009 are included in the Statement of Additional Information.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Description                                                              Page
GENERAL INFORMATION AND HISTORY .....................................      3
DISTRIBUTION OF CONTRACTS ...........................................      3
CUSTODY OF ASSETS ...................................................      3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .......................      3
FINANCIAL STATEMENTS ................................................      5

--------------------------------------------------------------------------------

                              PROSPECTUS EXHIBIT 1

                                FORM ADV PART II

--------------------------------------------------------------------------------

                                                  ------------------------------
                                                  |        OMB APPROVAL        |
                                                  ------------------------------
FORM ADV   UNIFORM APPLICATION FOR INVESTMENT     | OMB Number: 3235-0049      |
           ADVISER REGISTRATION                   | Expires: February 28, 2011 |
PART II - PAGE 1                                  | Estimated Average burden   |
                                                  | Hours per response...4.07  |
                                                  ------------------------------

------------------------------------------------------------------------------------------------------------------
| Name of Investment Adviser:                                                                                    |
| AMERICAN UNITED LIFE INSURANCE COMPANY                                                                         |
|----------------------------------------------------------------------------------------------------------------|
| Address: (Number and Street)         (City)         (State)     (Zip Code)  |   Area Code:   Telephone Number: |
|                                                                             |                                  |
| ONE AMERICAN SQ. P.O. BOX 368      INDIANAPOLIS        IN          46206    |      317            285-1588     |
------------------------------------------------------------------------------------------------------------------

  THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER AND ITS
                        BUSINESS FOR THE USE OF CLIENTS.
 THE INFORMATION HAS NOT BEEN APPROVED OR VERIFIED BY ANY GOVERNMENT AUTHORITY.

                                TABLE OF CONTENTS
    ITEM
   NUMBER  ITEM                                                         PAGE
   ------  -----                                                        ----
     1     Advisory Services and Fees                                      2

     2     Types of Clients                                                2

     3     Types of Investments                                            3

     4     Methods of Analysis, Sources of Information and
           Investment Strategies                                           3

     5     Education and Business Standards                                4

     6     Education and Business Background                               4

     7     Other Business Activities                                       4

     8     Other Financial Industry Activities or Affiliations             5

     9     Participation or Interest in Client Transactions                5

    10     Conditions for Managing Accounts                                5

    11     Review of Accounts                                              6

    12     Investment or Brokerage Discretion                              6

    13     Additional Compensation                                         7

    14     Balance Sheet                                                   7

           Continuation Sheet                                     Schedule F

 ------------------------------------------------------------------------------
| (Schedule A, B, C, D, and E are included with Part I of this Form, for the   |
| use of regulatory bodies, and are not distributed to clients.)               |
 ------------------------------------------------------------------------------

 POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
  IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY
                            VALID OMB CONTROL NUMBER.

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 2   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1.   A.  ADVISORY SERVICES AND FEES.   For each type of service provided, state
          (check the applicable boxes)  the approximate % of total advisory billings from that service.
      Applicant:

                                        (See instruction below.)

      [X]  (1) Provides investment supervisory services                   99.00%
                                                                          -----
      [X]  (2) Manages investment advisory accounts not
               involving investment supervisory services                   1.00%
                                                                          -----
      [ ]  (3) Furnishes investment advice through consultations
               not included in either service described above                  %

      [ ]  (4) Issues periodicals about securities by subscription             %

      [ ]  (5) Issues special reports about securities not included
               in any service described above                                  %

      [ ]  (6) Issues, not as part of any service described above, any charts, graphs, formulas, or other devices which
               clients may use to evaluate securities                          %

      [ ]  (7) On more than an occasional basis, furnishes advice
               to clients on matters not involving securities                  %

      [ ]  (8) Provides a timing service                                       %

      [ ]  (9) Furnishes advice about securities in any manner not
               described above                                                 %

 (Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)
--------------------------------------------------------------------------------
                                                                       Yes   No
      B.       Does applicant call any of the services it checked
               above financial planning or some similar term?          [ ]   [X]
--------------------------------------------------------------------------------
      C.       Applicant offers investment advisory services for:
               (check all that apply)

      [X]  (1) A percentage of assets under       [ ]  (4) Subscription fees
               management

      [ ]  (2) Hourly charges                     [ ]  (5) Commissions

      [X]  (3) Fixed fees (not including          [ ]  (6) Other
               subscription fees)
--------------------------------------------------------------------------------
      D.       For each checked box in A above, describe on Schedule F:

      o the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee

      o applicant's basic fee schedule, how fees are charged and whether its fees are negotiable

      o when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date
--------------------------------------------------------------------------------
 2.   TYPES OF CLIENTS -- Applicant generally provides investment advice to:
      (check those that apply)

      [X]  A. Individuals                      [X]  E.  Trusts, estates, or
                                                        charitable organizations
      [ ]  B. Banks or thrift institutions
                                               [X]  F.  Corporations or business
      [X]  C. Investment companies                      entities other than
                                                        those listed above
      [X]  D. Pension and profit sharing
              plans                            [ ]  G.  Other (describe on
                                                        Schedule F)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 3   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 3.   TYPES OF INVESTMENTS.    Applicant offers advice on the following:
                               (check those that apply)

           A. Equity securities                [X]  H. United States government
                                                       securities
      [X]     (1) exchange-listed
                  securities                        I. Options contracts on:

      [ ]     (2) securities traded            [X]     (1) securities
                  over-the-counter
                                               [X]     (2) commodities
      [X]     (3) Foreign issuers
                                                    J. Futures contracts on:
      [X]  B. Warrants
                                               [X]     (1) tangibles
      [X]  C. Corporate debt securities
                                               [X]     (2) intangibles
              (other than commercial paper)
                                                    K. Interests in partnerships
      [X]  D. Commercial paper                         investing in:

      [X]  E. Certificates of deposit          [X]     (1) real estate

      [X]  F. Municipal securities             [X]     (2) oil and gas interests

           G. Investment company               [ ]     (3) other (explain on
              securities:                                  Schedule F)

      [X]     (1) variable life insurance      [ ]  L. Other (explain on
                                                       Schedule F)
      [X]     (2) variable annuities

      [X]     (3) mutual fund shares

--------------------------------------------------------------------------------

 4.   METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.

      A.      [ ]  Applicant's security analysis methods include:
                   (check those that apply)

          (1) [ ]  Charting                    (4)     [ ]  Cyclical

          (2) [X]  Fundamental                 (5)     [ ]  Other (explain
                                                            on Schedule F)
          (3) [X]  Technical

--------------------------------------------------------------------------------

      B.      The main sources of information applicant uses include:
              (check those that apply)

          (1) [X]  Financial newspapers        (5)     [ ]  Timing services
                   and magazines

          (2) [X]  Inspections of corporate    (6)     [X]  Annual reports,
                   activities                               prospectuses,
                                                            filings with
                                                            the Securities and
                                                            Exchange Commission

          (3) [X]  Research materials          (7)     [X]  Company press
                   prepared by others                       releases

          (4) [X]  Corporate rating            (8)     [ ]  Other (explain on
                   services                                 Schedule F)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 4   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      C. The investment strategies used to implement any investment advice given to clients include: (check those that apply)

         (1)  [X]  Long term purchases         (5)     [X]  Margin transactions
                   (securities held at
                   least a year)

         (2)  [X]  Short term purchases        (6)     [X]  Option writing,
                   (securities sold                         including covered
                   within a year)                           options, uncovered
                                                            options or spreading
                                                            strategies

         (3)  [X]  Trading (securities         (7)     [ ]  Other (explain on
                   sold within 30 days)                      Schedule F)

         (4)  [X]  Short sales

--------------------------------------------------------------------------------

 5.   EDUCATION AND BUSINESS STANDARDS.

      Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?

             (If yes, please describe these standards on Schedule F)

                                                                  Yes      No
                                                                  [X]      [ ]

--------------------------------------------------------------------------------

 6.   EDUCATION AND BUSINESS BACKGROUND.

      For:

      o each member of the investment committee or group that determines general investment advice to be given to clients, or

      o if the applicant has no investment committee or group, each individual who determines general investment advice clients (if more than five, respond only for their supervisors)

      o each principal executive officer of applicant or each person with similar status or performing similar functions.

      On Schedule F, give the:

      o       name                     o  formal education after high school

      o       year of birth            o  business background for the preceding
                                          five years

--------------------------------------------------------------------------------

 7.   OTHER BUSINESS ACTIVITIES. (check those that apply)

      [X] A. Applicant is actively engaged in a business other than giving investment advice.

      [X] B. Applicant sells products or services other than investment advice to clients.

      [X] C. The principal business of applicant or its principal executive officers involves something other than providing investment advice.

  (For each checked box describe the other activities, including the time spent on them, on Schedule F.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 5   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 8.   OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS.
      (check those that apply)

      [ ] A. Applicant is registered (or has an application pending) as a securities broker-dealer.

      [ ] B. Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.

      [X] C. Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:

      [X]  (1) broker-dealer                  [ ]  (7)  accounting firm

      [X]  (2) investment company             [ ]  (8)  law firm

      [X]  (3) other investment adviser       [X]  (9)  insurance company or
                                                        agency

      [ ]  (4) financial planning firm        [ ]  (10) pension consultant

      [ ]  (5) commodity pool operator,       [ ]  (11) real estate broker or
               commodity trading adviser                dealer
               or futures commission
               merchant

      [ ]  (6) banking or thrift              [ ]  (12) entity that creates or
               institution                              packages limited
                                                        partnerships

    (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)

           D. Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

   (If yes, describe on Schedule F the partnerships and what they invest in.)

                                                                  Yes      No
                                                                  [ ]      [X]

--------------------------------------------------------------------------------

 9.   PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.

      Applicant or a related person: (check those that apply)

      [ ] A. As principal, buys securities for itself from or sells securities it owns to any client.

      [ ] B. As broker or agent effects securities transactions for compensation for any client.

      [ ] C. As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.

      [X] D. Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.

      [X] E. Buys or sell for itself securities it also recommended to clients.

      (For each box checked, describe on Schedule F when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)

      Describe, on Schedule F, your code of ethics, and state that you will provide a copy of your code of ethics to any client or prospective client upon request.

--------------------------------------------------------------------------------

 10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment advisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other condition for starting or maintaining an account?

                       (If yes, describe on Schedule F)

                                                                  Yes      No
                                                                  [ ]      [X]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 6   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 11. REVIEW OF ACCOUNTS. If applicant provides investment supervisory services, manages investment advisory account, or holds itself out as providing financial planning or some similarly termed services:

     A. Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors.
          FOR REVIEWERS, include the number of reviewers, their titles and functions, instructions they receive from applicant on performing reviews, and number of accounts assigned each.

     AUL AS THE INVESTMENT ADVISER, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY INVESTMENT OPTIONS, SUBJECT TO OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA FUNDS, INC.

     THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH PORTFOLIO FOR THE ONEAMERICA FUNDS, INC.'S BOARD OF DIRECTORS:

     G. DAVID SAPP, Sr. V.P. INVESTMENTS
     KATHRYN E. HUDSPETH, V.P. EQUITIES
     DAVID WEISENBURGER, V.P. MARKETABLE BONDS

     SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY, GENERAL ECONOMIC CONDITIONS, AND PERFORMANCE OF THE PORTFOLIO SECURITIES. THE COST OF BROKER COMMISSIONS AND THE INTENDED INVESTMENT STRATEGY BASED ON CURRENT CONDITIONS ARE REPORTED ANNUALLY TO THE BOARD.

     B. Describe below the nature and frequency of regular reports to clients on their accounts.

     IBBOTSON ASSOCIATES REVIEWS THE PORTFOLIO OPTIMIZATION MODELS ON AN ANNUAL BASIS AND UPDATES THE ASSET ALLOCATION MODELS. ACCOUNTS ARE UPDATED CONSISTENT WITH THIS ANALYSIS.

--------------------------------------------------------------------------------

 12. INVESTMENT OR BROKERAGE DISCRETION.

     A. Does applicant or any related person have authority to determine, without obtaining specific client consent, the:

     (1)  securities to be bought or sold?                        Yes       No
                                                                  [X]       [ ]

     (2)  amount of securities to be bought or sold?              Yes       No
                                                                  [X]       [ ]

     (3)  broker or dealer to be used?                            Yes       No
                                                                  [X]       [ ]

     (4)  commission rates paid?                                  Yes       No
                                                                  [X]       [ ]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

FORM ADV            ------------------------------------------------------------------------------
PART II - PAGE 7   |  Applicant:                              |  SEC File Number:   |  Date:      |
                   |                                          |                     |             |
                   |  AMERICAN UNITED LIFE INSURANCE COMPANY  |  801 - 8074         |  03/23/2010 |
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     B.   Does applicant or a related person suggest brokers to clients?

                                                                  Yes       No
                                                                  [ ]       [X]

     For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B, describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor, describe:

     o   the products, research and services

     o whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services

     o whether research is used to service all of applicant's accounts or just those accounts paying for it; and

     o any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for product and research services received.

--------------------------------------------------------------------------------

 13. ADDITIONAL COMPENSATION.

     Does the applicant or a related person have any arrangements, oral or in writing, where it:

     A. is paid cash by or receives some economic benefit (including commissions, equipment or non-research services) from a non-client in connection with giving advice to clients?

                                                                  Yes       No
                                                                  [ ]       [X]

     B.  directly or indirectly compensates any person for client referrals?

            (For each yes, describe the arrangements on Schedule F.)

                                                                  Yes       No
                                                                  [ ]       [X]

--------------------------------------------------------------------------------

 14. BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:

     o has custody of client funds or securities (unless applicant is registered or registering only with the Securities and Exchange Commission); or

     o requires prepayment of more than $500 in fees per client and 6 or more months in advance

     Has applicant provided a Schedule G balance sheet?

                                                                  Yes       No
                                                                  [ ]       [X]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |  Applicant:                               |  SEC File Number:    |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |  AMERICAN UNITED LIFE INSURANCE COMPANY   |  801 - 8074          |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
-----------------------------------------------------------------------------------------------------------|
| Full name of applicant exactly as stated in item 1A of Form ADV:  |  IRS Empl. Ident. No.:               |
| AMERICAN UNITED LIFE INSURANCE COMPANY                            |  35-014825                           |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
 II 1.A AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") OFFERS GROUP VARIABLE ANNUITY CONTRACTS TO BE USED IN CONNECTION WITH CERTAIN RETIREMENT PLANS AND INDIVIDUAL VARIABLE ANNUITY AND LIFE CONTRACTS. THESE CONTRACTS PROVIDE FOR THE ACCUMULATION OF VALUES ON A VARIABLE BASIS, FIXED BASIS OR BOTH. CONTRIBUTIONS DESIGNATED TO ACCUMULATE ON A VARIABLE BASIS MAY BE ALLOCATED TO ONE OR MORE OF THE INVESTMENT ACCOUNTS OF THE AUL AMERICAN UNIT TRUST, AUL AMERICAN INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY TRUST AND AUL AMERICAN INDIVIDUAL VARIABLE LIFE ANNUITY UNIT TRUST REGISTERED UNIT INVESTMENT TRUSTS AND SEPARATE ACCOUNTS OF AUL. AUL ACTS AS THE INVESTMENT ADVISOR TO THE ONEAMERICA FUNDS, INC. ("THE FUND"). OTHER MUTUAL FUND SHARES MAY BE PURCHASED BY THE SEPARATE ACCOUNTS FROM MUTUAL FUNDS WHICH HAVE INVESTMENT ADVISORS OTHER THAN AUL.

                       THE FUND AND AUL (THE "ADVISOR") ENTERED INTO AN INVESTMENT ADVISOR AGREEMENT IN 1990, ("THE AGREEMENT") WHICH WAS APPROVED BY THE FUND SHAREHOLDERS AND TRUST PARTICIPANTS ON MAY 8, 1991. THEREAFTER, THE AGREEMENT HAS BEEN REVIEWED ANNUALLY BY THE FUND'S BOARD OF DIRECTORS UNLESS OTHERWISE REQUIRED BY FEDERAL
                       SECURITIES LAWS. SUBJECT TO THE OVERALL SUPERVISION OF THE FUND'S BOARD OF DIRECTORS, THE ADVISOR EXERCISES RESPONSIBILITY FOR THE INVESTMENT AND REINVESTMENT OF
                       THE FUND'S ASSETS. THE ADVISOR MANAGES THE DAY-TO-DAY INVESTMENT OPERATIONS OF THE FUND AND THE COMPOSITION OF EACH OF THE PORTFOLIOS, INCLUDING THE PURCHASE, RETENTION AND DISPOSITION OF THE INVESTMENTS, SECURITIES AND CASH CONTAINED THEREIN IN ACCORDANCE WITH EACH PORTFOLIO'S INVESTMENT OBJECTIVES AND POLICIES AS STATED IN THE FUND'S CURRENT PROSPECTUS. THE RESTATED INVESTMENT ADVISER AGREEMENT WAS APPROVED BY THE BOARD OF DIRECTORS ON FEBRUARY 25, 2010.

                       UNDER THE AGREEMENT, THE ADVISOR IS COMPENSATED FOR ITS SERVICES AT A MONTHLY FEE BASED ON AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO. FOR EACH PORTFOLIO, THE FUND PAYS THE ADVISOR A FEE AT AN ANNUAL RATE OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS OF 0.50 PERCENT FOR THE VALUE, INVESTMENT GRADE BOND AND ASSET DIRECTOR PORTFOLIOS; 0.40 PERCENT FOR THE MONEY MARKET PORTFOLIO; AND 0.70 PERCENT FOR THE SOCIALLY RESPONSIVE PORTFOLIO. THE ADVISOR IS ALSO THE DISTRIBUTOR OF CONTRACTS IN WHICH THE PORTFOLIOS ARE OFFERED. THE ADVISOR IS ENTITLED TO 0.30 PERCENT OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO'S ADVISOR CLASS SHARES FOR DISTRIBUTION AND SHAREHOLDER SERVICES PROVIDED (12B-1 FEES) TO THE SHAREHOLDERS.

                       THE STATE LIFE INSURANCE COMPANY, ("STATE LIFE") IS A SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC. AUL PERFORMS CERTAIN INVESTMENT MANAGEMENT SERVICES FOR AND ON BEHALF OF STATE LIFE AND PURSUANT TO AN AGREEMENT BETWEEN THE TWO (2) COMPANIES.

                       UNDER THE AGREEMENT BETWEEN AUL AND STATE LIFE, AUL PROVIDES A CONTINUOUS INVESTMENT PROGRAM AND IS RESPONSIBLE FOR THE COMPOSITION OF STATE LIFE'S INVESTMENT PORTFOLIO. IN CONSIDERATION THEREOF, STATE LIFE PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON STATE LIFE'S MEAN INVESTED ASSETS FOR EACH YEAR THE AGREEMENT REMAINS IN EFFECT. STATE LIFE IS RESPONSIBLE FOR ALL OF THE EXPENSES AND LIABILITIES RELATING TO ITS INVESTMENT PORTFOLIO AND FOR ESTABLISHING THE INVESTMENT OBJECTIVES FOR AUL TO FOLLOW. AUL AGREES TO MAINTAIN AND PRESERVE REQUIRED RECORDS RELATED TO STATE LIFE INVESTMENTS.

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |  Applicant:                               |  SEC File Number:    |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |  AMERICAN UNITED LIFE INSURANCE COMPANY   |  801 - 8074          |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 1.A (CONTINUED)     PIONEER MUTUAL LIFE INSURANCE COMPANY, ("PML") IS A
                       SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC. PML
                       PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON
                       PML'S MEAN INVESTED ASSETS FOR EACH YEAR.

                       MISCELLANEOUS INVESTMENT ADVISORY CLIENTS

                       AUL HAS ENTERED INTO AGREEMENTS WITH MISCELLANEOUS INVESTMENT ADVISORY CLIENTS WHEREBY AUL OFFERS TO THESE ENTITIES CERTAIN PRIVATE PLACEMENT FIXED INCOME INVESTMENTS IN WHICH AUL IS PARTICIPATING. THESE ENTITIES MAINTAIN ULTIMATE DISCRETION IN ALL SECURITIES PURCHASES. THEY PAY AUL AN ANNUAL FEE ON A QUARTERLY BASIS IN ARREARS FOR THE SERVICES RENDERED UNDER THE AGREEMENTS IN THE AMOUNT UP TO TWELVE AND A HALF (12.5) BASIS POINTS OF THE OUTSTANDING AGGREGATE PRINCIPAL VALUE OF THE ASSETS HELD AT THE END OF EACH QUARTER WHICH WERE PURCHASED UNDER THIS AGREEMENT.

                       AUL HAS ENTERED INTO AN AGREEMENT WHEREBY MESIROW FINANCIAL ASSISTS IN PROVIDING ADVICE TO PLAN SPONSORS REGARDING THE INVESTMENT OPTIONS TO BE INCLUDED IN THE PLAN. MESIROW FINANCIAL REVIEWS THE INVESTMENT OPTIONS ON THE AUL PLATFORM AND PROVIDES QUALITATIVE DATA ON THE INVESTMENT OPTION IN ORDER FOR A PREFERRED LIST OF OPTIONS TO BE CREATED FOR PLAN SPONSORS TO CHOOSE FROM FOR THEIR PARTICIPANTS. AUL WILL CHARGE A MAXIMUM FEE OF $2,000, DEPENDING ON PLAN ASSETS. AUL PAYS IBBOTSON A FLAT FEE OF $70,000 PER YEAR FOR THE SERVICE.

                       PARTICIPANTS IN GROUP VARIABLE ANNUITIES MAY RECEIVE INVESTMENT ADVICE FROM A THIRD PARTY INVESTMENT ADVICE PROVIDER. THERE IS NO COST TO THE PARTICIPANT WHEN USING THE BASIC INVESTMENT ADVICE SERVICE. AUL MAY ALSO ASSESS AN ACCOUNT MANAGEMENT FEE DIRECTLY AGAINST THE ACCOUNT OF EACH PARTICIPANT WHO UTILIZES THE MORE DETAILED, HANDS-ON MANAGED ACCOUNTS SERVICE. THE FEE FOR THE MANAGED ACCOUNT SERVICES IS A MAXIMUM OF ONE PERCENT OF THE TOTAL ACCOUNT VALUE, PAID IN 0.25 PERCENT QUARTERLY INSTALLMENTS. AUL MAY FORWARD A PORTION OF THE FEE TO THE INVESTMENT ADVICE PROVIDER AND TO THE BROKER AS A FINDER'S FEE.

                       PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

                       AUL OFFERS, THROUGH SOME VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS, ASSET ALLOCATION PROGRAMS THAT MAY CONSTITUTE THE PROVISION OF INVESTMENT ADVICE UNDER SEC RULES.

                       UNDER THESE PROGRAMS, AUL HAS CONTRACTED WITH IBBOTSON ASSOCIATES TO DEVELOP SEVERAL ASSET ALLOCATIONS MODELS, EACH BASED ON DIFFERENT PROFILES OF AN INVESTOR'S WILLINGNESS TO ACCEPT INVESTMENT RISK. IF THE CLIENT DECIDES TO SUBSCRIBE TO THE PROGRAM, INITIAL PREMIUMS OR VARIABLE ACCOUNT VALUE, AS APPLICABLE, WILL BE ALLOCATED TO THE INVESTMENT OPTIONS ACCORDING TO THE MODEL SELECTED. SUBSEQUENT PREMIUM PAYMENTS, IF ALLOWED UNDER THE CONTRACT, WILL ALSO BE ALLOCATED ACCORDINGLY.

                       AUL WILL SERVE AS THE INVESTMENT ADVISOR FOR THE PROGRAM, WITH ALL ASSOCIATED FIDUCIARY RESPONSIBILITIES, SOLELY FOR PURPOSES OF DEVELOPMENT OF THE PORTFOLIO OPTIMIZATION MODELS AND PERIODIC UPDATES OF THE MODELS. EACH MODEL IS EVALUATED ANNUALLY TO ASSESS WHETHER THE COMBINATION OF INVESTMENT OPTIONS WITHIN THE MODEL SHOULD BE CHANGED TO BETTER OPTIMIZE THE POTENTIAL RETURN FOR THE LEVEL OF RISK TOLERANCE INTENDED FOR THE MODEL. AS A RESULT OF THE PERIODIC ANALYSIS, EACH MODEL MAY CHANGE AND INVESTMENT OPTIONS MAY BE DELETED FROM A MODEL.

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |   Applicant:                              |   SEC File Number:   |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |   AMERICAN UNITED LIFE INSURANCE COMPANY  |   801 - 8074         |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 1.A (CONTINUED)     WHEN AUL UPDATES THE MODELS, IT WILL SEND WRITTEN NOTICE
                       OF THE UPDATED MODELS AT LEAST THIRTY (30) DAYS IN
                       ADVANCE OF THE DATE IT INTENDS THE UPDATED VERSION OF
                       THE MODEL TO BE EFFECTIVE. IF THE CLIENT TAKES NO
                       ACTION, THE VARIABLE ACCOUNT VALUE (OR SUBSEQUENT
                       PREMIUMS, IF APPLICABLE) WILL BE REALLOCATED IN
                       ACCORDANCE WITH THE UPDATED MODEL AUTOMATICALLY. IF THE
                       CLIENT DOES NOT WISH TO ACCEPT THE CHANGES TO THE
                       SELECTED MODEL, THE CLIENT CAN CHANGE TO A DIFFERENT
                       MODEL OR WITHDRAW FROM THE PROGRAM BY PROVIDING NOTICE
                       TO AUL. SOME OF THE RIDERS AVAILABLE UNDER THE CONTRACT
                       REQUIRE THE CLIENT TO PARTICIPATE IN AN ASSET ALLOCATION
                       SERVICE. IF THE CLIENT PURCHASES ANY OF THESE RIDERS,
                       SUCH RIDERS WILL TERMINATE IF THE CLIENT WITHDRAWS FROM
                       PORTFOLIO OPTIMIZATION OR ALLOCATES ANY PORTION OF THE
                       CLIENT'S SUBSEQUENT PREMIUMS OR ACCOUNT VALUE TO AN
                       INVESTMENT OPTION THAT IS NOT CURRENTLY INCLUDED IN A
                       MODEL (AS FULLY DESCRIBED IN EACH RIDER.)

                       IN CONSIDERATION OF THE SERVICES PROVIDED, AUL PAYS AN ANNUAL FEE OF 5 BASIS POINTS.

II 5. IN GENERAL, THE APPLICANT REQUIRES ALL INDIVIDUALS INVOLVED IN DETERMINING OR GIVING INVESTMENT ADVICE HAVE A COLLEGE DEGREE AND APPROXIMATELY 2-3 YEARS OF BUSINESS EXPERIENCE.

II 6.                  * OF APPLICANT

                       KENT ADAMS, CFA
                       DOB: 03/11/48
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       VICE PRESIDENT, INVESTMENTS *02/2010 TO PRESENT VICE PRESIDENT, FIXED INCOME SECURITIES *01/1992 TO 02/2010

                       MICHAEL I. BULLOCK, CFA
                       DOB: 07/26/62
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & BUTLER UNIVERSITY
                       VICE PRESIDENT, PRIVATE PLACEMENTS *11/2004 TO PRESENT

                       J. SCOTT DAVISON, ChFC
                       DOB: 01/31/64
                       EDUCATION: GRADUATE OF MIDDLEBURY COLLEGE
                       CHIEF FINANCIAL OFFICER *06/2004 TO PRESENT

                       RICHARD M. ELLERY
                       DOB: 07/25/71
                       EDUCATION: GRADUATE OF PURDUE UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                       INVESTMENT ADVISOR CHIEF COMPLIANCE OFFICER *06/2007 TO PRESENT
                       ASSOCIATE GENERAL COUNSEL *01/2007 TO PRESENT
                       ASSISTANT GENERAL COUNSEL *05/2004 TO 01/2007

                       ROBERT E. FERGUSON
                       DOB: 03/31/57
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                       DEPUTY COUNSEL *8/06/2006 TO PRESENT
                       ASSOCIATE GENERAL COUNSEL *08/2004 TO 08/2006

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |   Applicant:                              |   SEC File Number:   |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |   AMERICAN UNITED LIFE INSURANCE COMPANY  |   801 - 8074         |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 6. (CONTINUED)      STEVEN T. HOLLAND
                       DOB: 10/10/58
                       EDUCATION: GRADUATE OF MIAMI UNIVERSITY & INDIANA
                       UNIVERSITY
                       VICE PRESIDENT, MORTGAGE LOANS *06/1997 TO PRESENT

                       KATHRYN E. HUDSPETH, CFA
                       DOB: 05/09/59
                       EDUCATION: GRADUATE OF INDIANA WESLEYAN & BALL STATE UNIVERSITY
                       VICE PRESIDENT, EQUITIES *11/1994 TO PRESENT

                       CRAIG A. LEHMAN
                       DOB: 2/14/81
                       EDUCATION: GRADUATE OF BUTLER UNIVERSITY
                       SENIOR RESEARCH ANALYST II *04/09 TO PRESENT
                       ASSISTANT V.P., RESEARCH. 07/06 TO 04/09, 40/86 ADVISORS, INC.
                       RESEARCH ANALYST *1/04 TO PRESENT

                       ERIK LEIGHTON
                       DOB: 11/24/71
                       EDUCATION: GRADUATE OF DEPAUW UNIVERSITY & BUTLER UNIVERSITY
                       ASST. EQUITY PORTFOLIO MANAGER *07/2006 TO PRESENT SENIOR RESEARCH ANALYST *10/2003 TO 07/2006

                       CONSTANCE E. LUND
                       DOB: 07/11/1953
                       EDUCATION: GRADUATE OF INDIANA STATE UNIVERSITY
                       Sr. VICE PRESIDENT, CORPORATE FINANCE *01/2000 TO PRESENT

                       JOHN C. MASON, CFA
                       DOB: 08/23/64
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       VICE PRESIDENT, FIXED INCOME SECURITIES *02/2010 TO
                       PRESENT
                       VICE PRESIDENT, MARKETABLE CORPORATE BONDS *05/2003 TO 02/2010

                       BRIAN MATTHEWS
                       DOB: 12/23/1974
                       EDUCATION: GRADUATE OF COLORADO UNIVERSITY AND THE UNIVERSITY OF MINNESOTA
                       RESEARCH ANALYST *12/2008 TO PRESENT
                       CREDIT ANALYST & PRIVATE PLACEMENT ASSOCIATE,
                       ING 05/2005-09/2008

                       DAVID C. McCONAHA, CFA
                       DOB: 06/04/1976
                       EDUCATION: GRADUATE OF BALL STATE UNIVERSITY & INDIANA UNIVERSITY
                       RESEARCH ANALYST *07/2006 TO PRESENT
                       FINANCIAL ANALYST 07/2004 TO 07/2006, MAGELLAN HEALTH SERVICES

                       G. DAVID SAPP, CFA
                       DOB: 12/03/46
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       Sr. VICE PRESIDENT INVESTMENTS *01/1992 TO PRESENT

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |  Applicant:                               |  SEC File Number:    |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |  AMERICAN UNITED LIFE INSURANCE COMPANY   |  801 - 8074          |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 6. (CONTINUED)      MARK A. SCHMAHL, CFA
                       DOB: 08/01/72
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       RESEARCH ANALYST *06/2007 TO PRESENT
                       VICE PRESIDENT, CAPITAL MARKETS UNDERWRITER, FIFTH THIRD
                       BANK 08/2003 TO 06/2007

                       DAVID WEISENBURGER, CFA
                       DOB: 08/10/65
                       EDUCATION: GRADUATE OF UNIVERSITY OF CINCINNATI
                       VICE PRESIDENT, MARKETABLE BONDS *02/2009 TO PRESENT
                       VICE PRESIDENT, FIXED INCOME SECURITIES *12/2008 TO
                       02/2010
                       ASST. VICE PRESIDENT, FIXED INCOME SECURITIES *09/2007 TO 12/2008
                       ASST. VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, OHIO CASUALTY 04/2006 TO 09/2007

                       MARK A. WILKERSON
                       DOB: 01/19/1952
                       EDUCATION: GRADUATE OF ARKANSAS TECH UNIVERSITY
                       Sr. VICE PRESIDENT, INDIVIDUAL OPERATIONS *03/2007 TO PRESENT
                       Sr. VICE PRESIDENT & CHIEF MARKETING OFFICER, COLUMBUS LIFE INSURANCE
                       COMPANY/WESTERN & SOUTHERN FINANCIAL GROUP 03/1989 TO 03/2008

II 7. (A)(B)(C)        AUL IS A STOCK LIFE INSURANCE COMPANY EXISTING UNDER THE
                       LAWS OF THE STATE OF INDIANA. AUL PRIMARILY CONDUCTS A
                       CONVENTIONAL LIFE INSURANCE, DISABILITY INSURANCE AND
                       ANNUITY BUSINESS. APPLICANT SPENDS APPROXIMATELY 90
                       PERCENT OF ITS TIME CONDUCTING THESE ACTIVITIES.

                       SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

                       THE BOARD OF DIRECTORS OF ONEAMERICA FUNDS, INC. HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE ONEAMERICA PORTFOLIOS. ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO WITH THE EXCEPTION OF THE SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER APPROVAL. THE APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

                       IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-DEALER INVOLVED, THE QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES THAN THE LOWEST AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION. THE ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON WHOSE BEHALF THE RESEARCH WAS ACTUALLY EARNED.

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |   Applicant:                              |   SEC File Number:   |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |   AMERICAN UNITED LIFE INSURANCE COMPANY  |   801 - 8074         |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 8.C(1)              ONEAMERICA SECURITIES, INC., A REGISTERED BROKER-DEALER
                       AND REGISTERED INVESTMENT ADVISOR LOCATED AT 433 NORTH
                       CAPITOL AVENUE, 3(RD) FLOOR, INDIANAPOLIS, IN 46204 IS A
                       WHOLLY OWNED SUBSIDIARY OF AUL AND IS THE DISTRIBUTOR OF
                       ALL REGISTERED PRODUCTS OFFERED BY AUL.

II 8.C(2)              SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 8.C(3)              SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 8.C(9)              SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 9. THE CODE OF ETHICS HAS BEEN DRAFTED BY THE ADVISOR AND ADOPTED BY THE INVESTMENT COMMITTEE OF THE ADVISOR AND ONEAMERICA FUNDS, INC.

                       IF ANY CLIENT OR PROSPECTIVE CLIENT REQUESTS A COPY OF THE CODE OF ETHICS, A COPY WILL BE DISTRIBUTED TO THEM.

II 9.E SOME EQUITY SECURITIES CONSIDERED FOR INVESTMENT BY THE ADVISOR MAY ALSO BE APPROPRIATE FOR THE ADVISOR'S GENERAL ACCOUNT AS WELL AS FOR OTHER ACCOUNTS SERVED BY THE ADVISOR. IF A PURCHASE OR SALE OF EQUITY SECURITIES CONSISTENT WITH THE INVESTMENT POLICIES OF A PORTFOLIO AND ONE OR MORE OF THESE ACCOUNTS SERVED BY THE ADVISOR IS CONSIDERED AT OR ABOUT THE SAME TIME, IT IS THE POLICY OF THE ADVISOR TO AGGREGATE THE TRADES IN ORDER TO ASSIST WITH ITS OBLIGATIONS TO SEEK BEST EXECUTION FOR ITS CLIENTS.

                       IT IS ALSO THE POLICY OF THE ADVISOR NOT TO FAVOR ANY ONE ACCOUNT OR PORTFOLIO OVER ANOTHER IN THE EVENT THAT SECURITY TRADES ARE AGGREGATED. ANY PURCHASE OR SALE ORDERS EXECUTED CONTEMPORANEOUSLY ARE ALLOCATED AT THE AVERAGE PRICE AND AS NEARLY AS PRACTICABLE ON A PRO RATA BASIS IN PROPORTION TO THE AMOUNTS DESIRED TO BE PURCHASED OR SOLD BY EACH ACCOUNT OR PORTFOLIO. HOWEVER, ADDITIONAL FACTORS WILL ALSO BE TAKEN INTO CONSIDERATION WHEN DETERMINING PROPER SHARE ALLOCATION, SO THAT THE FINAL ALLOCATION MAY NOT BE BASED SOLELY ON A PRO RATA CALCULATION. THESE FACTORS INCLUDE BUT ARE NOT LIMITED TO, THE FOLLOWING:

                           1) PERCENTAGE OF THE TRADE EXECUTED

                           2) TOTAL NUMBER OF SHARES TRADED

                           3) CASH FLOW ISSUES FOR EACH PORTFOLIO

                           4) EQUITY ALLOCATION FOR EACH PORTFOLIO PRIOR TO
                              TRADE EXECUTION

                           5) TARGETED STOCK ALLOCATION FOR EACH PORTFOLIO PRIOR
                              TO TRADE EXECUTION

                       WHILE IT IS CONCEIVABLE THAT IN CERTAIN INSTANCES THESE PROCEDURES COULD ADVERSELY AFFECT THE PRICE OR NUMBER OF SHARES INVOLVED IN A PARTICULAR PORTFOLIO TRANSACTION,
                       IT IS BELIEVED THAT THESE PROCEDURES GENERALLY CONTRIBUTE TO BETTER OVERALL EXECUTION.

                       THE BOARD OF DIRECTORS OF ONEAMERICA FUNDS, INC. HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS. ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE
                       CHANGED WITHOUT A MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO, WITH THE EXCEPTION OF THE ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER APPROVAL. THE APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC
                       CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

--------------------------------------------------------------------------------

     (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH
                           EXECUTION PAGE (PAGE 1).

------------------------------------------------------------------------------------------------------------
| SCHEDULE F OF           |                                           |                      |             |
| FORM ADV                |                                           |                      |             |
| CONTINUATION SHEET FOR  |  Applicant:                               |  SEC File Number:    |  Date:      |
| FORM ADV PART II        |                                           |                      |             |
|-------------------------|-------------------------------------------|----------------------|-------------|
|                         |  AMERICAN UNITED LIFE INSURANCE COMPANY   |  801 - 8074          |  03/23/2010 |
|----------------------------------------------------------------------------------------------------------|
|      (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)      |
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Item of Form
   (identity)                              Answer
--------------------------------------------------------------------------------
II 9.E (CONTINUED)     IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO
                       OBTAIN THE BEST EXECUTION FOR A PORTFOLIO, TAKING INTO
                       ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE
                       BROKERAGE COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER,
                       THE NATURE OF THE MARKET FOR THE SECURITY, THE TIMING OF
                       THE TRANSACTION, THE REPUTATION, EXPERIENCE AND
                       FINANCIAL STABILITY OF THE BROKER-DEALER INVOLVED, THE
                       QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE
                       OPERATIONAL FACILITIES OF THE FIRMS INVOLVED AND THE
                       FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                       EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY
                       HIGHER COMMISSION RATES THAN THE LOWEST AVAILABLE WHEN
                       THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT
                       OF THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES
                       PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION.
                       THE ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER
                       THAN THE CLIENT ON WHOSE BEHALF THE RESEARCH WAS
                       ACTUALLY EARNED.

II 12.A (1) & (2)      THE BOARD OF DIRECTORS OF ONEAMERICA FUNDS, INC. HAS
                       ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.
                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN
                       INVESTMENT RESTRICTIONS. NEITHER THE INVESTMENT
                       OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE
                       CHANGED WITHOUT A MAJORITY VOTE OF THE SHAREHOLDERS OF
                       THE AFFECTIVE PORTFOLIO, WITH THE EXCEPTION OF THE
                       SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE
                       SHAREHOLDER APPROVAL. THE APPLICANT HAS THE AUTHORITY
                       TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT,
                       THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD,
                       PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT
                       RESTRICTIONS ARE FOLLOWED.

II 12.A (3) & (4)      IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO
                       OBTAIN THE BEST EXECUTION FOR A PORTFOLIO, TAKING INTO
                       ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE
                       BROKERAGE COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER,
                       THE NATURE OF THE MARKET FOR THE SECURITY, THE TIMING OF
                       THE TRANSACTION, THE REPUTATION, EXPERIENCE AND
                       FINANCIAL STABILITY OF THE BROKER-DEALER INVOLVED, THE
                       QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE
                       OPERATIONAL FACILITIES OF THE FIRMS INVOLVED AND THE
                       FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                       EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY
                       HIGHER COMMISSION RATES THAN THE LOWEST AVAILABLE WHEN
                       THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT
                       OF THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES
                       PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION.
                       THE ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER
                       THAN THE CLIENT ON WHOSE BEHALF THE RESEARCH WAS
                       ACTUALLY EARNED.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     (Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  No dealer, salesman or any other person is authorized by the Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

  The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, the Owner should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information please call 1-800-863-9354 or write to AUL at One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127.

  The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about AUL and the Contract. Information about AUL and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

  The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

  Investment Company Act of 1940 Registration File No. 811-8311

--------------------------------------------------------------------------------

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

                                     SOLD BY

                                 AMERICAN UNITED

                            LIFE INSURANCE COMPANY(R)

                        ONE AMERICAN SQUARE, P.O BOX 7127

                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               Dated: May 1, 2010

--------------------------------------------------------------------------------

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member FINRA, SIPC, a wholly-owned subsidiary of AUL.

[LOGO OF ONEAMERICA]
   ONEAMERICA(R)

American United Life Insurance Company(R) a ONEAMERICA(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(C) 2010 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                                 3-14336  5/1/10


                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2010


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                   FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

                                    Sold By


                     AMERICAN UNITED LIFE INSURANCE COMPANY

                       One American Square, P.O. Box 7127

                          Indianapolis, Indiana 46282

                                1-800-537-6442

                               www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable Variable Life policies dated May 1, 2010.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

TABLE OF CONTENTS
Description                                                          Page
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the "Contracts") described in the Prospectus and in this statement of Additional Information. It's principal business address is the same as the Depositor's. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").


OneAmerica Securities serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2009 and 2008 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2009, December 31, 2008 and December 31, 2007, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Financial Statements of the Registrant

The financial statements of the AUL American Individual Variable Life Unit Trust as of December 31, 2009 are included in this Statement of Additional Information.

A Message From
The Chairman, President and Chief Executive Officer of
American United Life Insurance Company


TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

Investors were once again subjected to a tumultuous year during 2009 as prices and valuations for various asset classes gyrated wildly throughout the year. Investor sentiment shifted as the year progressed due to the realization that the financial system would survive the recent upheaval. Investors were also encouraged by government efforts to stimulate the U.S. economy and the improving prospects for a global economic recovery.

After experiencing one of the worst calendar year returns in 2008, the U.S. equity market staged an impressive rally during 2009. The S&P 500 ended the year with a 26.5 percent investment return, its best calendar year advance since 2003. However, this 12-month return masks the volatility that occurred during the year. During the first quarter, the equity market continued its downward spiral with the S&P 500 declining 25 percent on a principal basis until it reached its low on March 9. From this severe bear market low, the S&P 500 advanced 65 percent through the remainder of the year. Despite the impressive rally through year-end 2009, this broad market index was still trading 29 percent below its previous bull market high reached on October 9, 2007.

The rally in corporate bonds and other types of credit investments continued throughout 2009 as fixed income investors recaptured some of the significant losses experienced during the protracted credit crisis. The magnitude and duration of the outperformance has been unprecedented with several fixed income sectors logging record performance. Unprecedented low interest rates essentially forced portfolio managers to allocate capital to riskier assets given the low rates offered on short-term securities. We were in an environment where the more risk that was taken, the better the ultimate return.

As we move into 2010, the investment outlook remains favorable. However, last year's rally has resulted in elevated valuations from one year ago. Investors will be closely watching for continued verification of an economic recovery. They will also be monitoring corporate earnings and any indication that inflationary pressures are increasing, thereby eliciting a change in fiscal and monetary policy. As a result, meaningful outperformance is expected to be significantly more difficult to achieve during 2010.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.

                          /s/ Dayton H. Molendorp
                         Dayton H. Molendorp, CLU
                         Chairman, President, and Chief Executive Officer of American United Life Insurance Company
Indianapolis, Indiana
April 1, 2010

Report of Independent Registered Public Accounting Firm

To the Contract Owners of
AUL American Individual Variable Life Unit Trust and the
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Life Unit Trust (the "Trust") at December 31, 2009, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of Securities at December 31, 2009 by correspondence with the underlying mutual funds, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 12, 2010

                AUL American Individual Variable Life Unit Trust
                                   OneAmerica
              OneAmerica Asset Director Portfolio O Class-682444872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,581,804    $        7,882,677                  475,945
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,581,804
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        7,581,804               728,080     $              10.41
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            183,235
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                  183,235
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (652,313)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,129,080
                                                                                 --------------------
Net gain (loss)                                                                             1,476,767
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,660,002
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         183,235     $          281,545
Net realized gain (loss)                                              (652,313)               179,506
Realized gain distributions                                                  -                161,779
Net change in unrealized appreciation (depreciation)                 2,129,080             (2,999,978)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,660,002             (2,377,148)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,414,767              1,092,394
Cost of units redeemed                                              (2,952,819)            (1,356,310)
Account charges                                                       (423,476)              (455,860)
                                                             -----------------     ------------------
Increase (decrease)                                                   (961,528)              (719,776)
                                                             -----------------     ------------------
Net increase (decrease)                                                698,474             (3,096,924)
Net assets, beginning                                                6,883,330              9,980,254
                                                             -----------------     ------------------
Net assets, ending                                           $       7,581,804              6,883,330
                                                             =================     ==================
Units sold                                                             327,046                116,799
Units redeemed                                                        (433,163)              (184,458)
                                                             -----------------     ------------------
Net increase (decrease)                                               (106,117)               (67,659)
Units outstanding, beginning                                           834,197                901,856
                                                             -----------------     ------------------
Units outstanding, ending                                              728,080                834,197
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  18,413,990
Cost of units redeemed                                                                    (10,758,606)
Account charges                                                                            (3,238,971)
Net investment income (loss)                                                                1,442,504
Net realized gain (loss)                                                                      485,481
Realized gain distributions                                                                 1,538,279
Net change in unrealized appreciation (depreciation)                                         (300,873)
                                                                                        -------------
                                                                                        $   7,581,804
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    10.41          728     $    7,582            N/A          26.2%
12/31/08          8.25          834          6,883            N/A         -25.4%
12/31/07         11.07          902          9,980            N/A           5.1%
12/31/06         10.53          945          9,948            N/A          10.5%
12/31/05          9.53          912          8,694            N/A           7.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.5%
12/31/08           3.3%
12/31/07           2.5%
12/31/06           2.4%
12/31/05           1.8%

                AUL American Individual Variable Life Unit Trust
                                   OneAmerica
          OneAmerica Investment Grade Bond Portfolio O Class-682444880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,486,631    $        5,394,093                  492,472
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,486,631
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        5,486,631               579,157     $               9.47
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            263,426
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                  263,426
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (27,335)
Realized gain distributions                                                                    32,017
Net change in unrealized appreciation (depreciation)                                          501,628
                                                                                 --------------------
Net gain (loss)                                                                               506,310
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            769,736
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         263,426     $          291,198
Net realized gain (loss)                                               (27,335)               (26,998)
Realized gain distributions                                             32,017                      -
Net change in unrealized appreciation (depreciation)                   501,628               (404,062)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      769,736               (139,862)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,104,399              1,376,325
Cost of units redeemed                                              (1,417,293)            (1,083,797)
Account charges                                                       (328,074)              (312,832)
                                                             -----------------     ------------------
Increase (decrease)                                                   (640,968)               (20,304)
                                                             -----------------     ------------------
Net increase (decrease)                                                128,768               (160,166)
Net assets, beginning                                                5,357,863              5,518,029
                                                             -----------------     ------------------
Net assets, ending                                           $       5,486,631              5,357,863
                                                             =================     ==================
Units sold                                                             126,324                163,740
Units redeemed                                                        (200,357)              (176,847)
                                                             -----------------     ------------------
Net increase (decrease)                                                (74,033)               (13,107)
Units outstanding, beginning                                           653,190                666,297
                                                             -----------------     ------------------
Units outstanding, ending                                              579,157                653,190
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  13,976,857
Cost of units redeemed                                                                     (8,367,221)
Account charges                                                                            (1,940,925)
Net investment income (loss)                                                                1,688,156
Net realized gain (loss)                                                                        2,712
Realized gain distributions                                                                    34,514
Net change in unrealized appreciation (depreciation)                                           92,538
                                                                                        -------------
                                                                                        $   5,486,631
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     9.47          579     $    5,487            N/A          15.5%
12/31/08          8.20          653          5,358            N/A          -1.0%
12/31/07          8.28          666          5,518            N/A           6.4%
12/31/06          7.78          517          4,027            N/A           3.8%
12/31/05          7.50          544          4,083            N/A           2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           4.9%
12/31/08           5.4%
12/31/07           5.5%
12/31/06           5.1%
12/31/05           4.1%

                AUL American Individual Variable Life Unit Trust
                                   OneAmerica
               OneAmerica Money Market Portfolio O Class-682444807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,595,899    $        6,595,899                6,595,899
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,595,899
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        6,595,899             4,699,775     $               1.40
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              6,667
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    6,667
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,667
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           6,667     $          106,639
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        6,667                106,639
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            16,649,328              8,195,402
Cost of units redeemed                                             (16,267,440)            (5,626,477)
Account charges                                                       (431,360)              (310,393)
                                                             -----------------     ------------------
Increase (decrease)                                                    (49,472)             2,258,532
                                                             -----------------     ------------------
Net increase (decrease)                                                (42,805)             2,365,171
Net assets, beginning                                                6,638,704              4,273,533
                                                             -----------------     ------------------
Net assets, ending                                           $       6,595,899              6,638,704
                                                             =================     ==================
Units sold                                                          11,952,241              6,099,351
Units redeemed                                                     (11,987,238)            (4,478,099)
                                                             -----------------     ------------------
Net increase (decrease)                                                (34,997)             1,621,252
Units outstanding, beginning                                         4,734,772              3,113,520
                                                             -----------------     ------------------
Units outstanding, ending                                            4,699,775              4,734,772
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  76,810,708
Cost of units redeemed                                                                    (68,369,512)
Account charges                                                                            (2,604,536)
Net investment income (loss)                                                                  759,239
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $   6,595,899
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40        4,700     $    6,596            N/A           0.1%
12/31/08          1.40        4,735          6,638            N/A           2.2%
12/31/07          1.37        3,114          4,274            N/A           4.6%
12/31/06          1.31        3,350          4,387            N/A           4.8%
12/31/05          1.25        2,416          3,020            N/A           2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.1%
12/31/08           2.0%
12/31/07           4.7%
12/31/06           4.5%
12/31/05           2.7%

                AUL American Individual Variable Life Unit Trust
                                   OneAmerica
                  OneAmerica Value Portfolio O Class-682444708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,688,537    $       11,003,297                  477,314
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,688,537
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        8,688,537               894,085     $               9.72
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            132,904
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                  132,904
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (565,002)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,523,168
                                                                                 --------------------
Net gain (loss)                                                                             1,958,166
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,091,070
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         132,904     $          220,080
Net realized gain (loss)                                              (565,002)               296,207
Realized gain distributions                                                  -                418,362
Net change in unrealized appreciation (depreciation)                 2,523,168             (5,236,074)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,091,070             (4,301,425)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,453,771              1,658,215
Cost of units redeemed                                              (2,523,465)            (2,040,606)
Account charges                                                       (514,686)              (588,567)
                                                             -----------------     ------------------
Increase (decrease)                                                   (584,380)              (970,958)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,506,690             (5,272,383)
Net assets, beginning                                                7,181,847             12,454,230
                                                             -----------------     ------------------
Net assets, ending                                           $       8,688,537              7,181,847
                                                             =================     ==================
Units sold                                                             291,475                174,342
Units redeemed                                                        (360,432)              (264,414)
                                                             -----------------     ------------------
Net increase (decrease)                                                (68,957)               (90,072)
Units outstanding, beginning                                           963,042              1,053,114
                                                             -----------------     ------------------
Units outstanding, ending                                              894,085                963,042
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  21,449,377
Cost of units redeemed                                                                    (11,344,959)
Account charges                                                                            (3,835,661)
Net investment income (loss)                                                                1,059,597
Net realized gain (loss)                                                                      759,513
Realized gain distributions                                                                 2,915,430
Net change in unrealized appreciation (depreciation)                                       (2,314,760)
                                                                                        -------------
                                                                                        $   8,688,537
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     9.72          894     $    8,689            N/A          30.3%
12/31/08          7.46          963          7,182            N/A         -36.9%
12/31/07         11.83        1,053         12,454            N/A           3.6%
12/31/06         11.42        1,044         11,921            N/A          13.5%
12/31/05         10.06          948          9,541            N/A           9.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.7%
12/31/08           2.2%
12/31/07           1.6%
12/31/06           1.5%
12/31/05           1.2%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                      AIM V.I. Dynamics Series I-008892473

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          149,872    $          111,086                   10,532
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          149,872
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          149,872                26,520     $               5.65
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (273,699)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          354,679
                                                                                 --------------------
Net gain (loss)                                                                                80,980
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             80,980
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                              (273,699)               (25,484)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   354,679               (327,673)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       80,980               (353,157)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               228,564                326,839
Cost of units redeemed                                                (535,703)              (349,405)
Account charges                                                        (27,123)               (61,157)
                                                             -----------------     ------------------
Increase (decrease)                                                   (334,262)               (83,723)
                                                             -----------------     ------------------
Net increase (decrease)                                               (253,282)              (436,880)
Net assets, beginning                                                  403,154                840,034
                                                             -----------------     ------------------
Net assets, ending                                           $         149,872                403,154
                                                             =================     ==================
Units sold                                                              49,305                 55,546
Units redeemed                                                        (124,400)               (63,868)
                                                             -----------------     ------------------
Net increase (decrease)                                                (75,095)                (8,322)
Units outstanding, beginning                                           101,615                109,937
                                                             -----------------     ------------------
Units outstanding, ending                                               26,520                101,615
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,752,061
Cost of units redeemed                                                                     (1,238,167)
Account charges                                                                              (155,200)
Net investment income (loss)                                                                        1
Net realized gain (loss)                                                                     (247,609)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           38,786
                                                                                        -------------
                                                                                        $     149,872
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.65           27     $      150            N/A          42.4%
12/31/08          3.97          102            403            N/A         -48.1%
12/31/07          7.64          110            840            N/A          12.2%
12/31/06          6.81           25            172            N/A          16.0%
12/31/05          5.87           14             82            N/A          10.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                 AIM V.I. Financial Services Series I-008892457

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          143,426    $          278,757                   28,122
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          143,426
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          143,426                47,923     $               2.99
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              4,156
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    4,156
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (32,248)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           60,152
                                                                                 --------------------
Net gain (loss)                                                                                27,904
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             32,060
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,156     $            5,174
Net realized gain (loss)                                               (32,248)               (22,886)
Realized gain distributions                                                  -                 14,908
Net change in unrealized appreciation (depreciation)                    60,152               (157,157)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       32,060               (159,961)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                61,628                127,161
Cost of units redeemed                                                 (50,854)               (35,263)
Account charges                                                         (9,036)               (12,650)
                                                             -----------------     ------------------
Increase (decrease)                                                      1,738                 79,248
                                                             -----------------     ------------------
Net increase (decrease)                                                 33,798                (80,713)
Net assets, beginning                                                  109,628                190,341
                                                             -----------------     ------------------
Net assets, ending                                           $         143,426                109,628
                                                             =================     ==================
Units sold                                                              22,720                 25,356
Units redeemed                                                         (21,475)               (11,549)
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,245                 13,807
Units outstanding, beginning                                            46,678                 32,871
                                                             -----------------     ------------------
Units outstanding, ending                                               47,923                 46,678
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     594,368
Cost of units redeemed                                                                       (281,551)
Account charges                                                                               (92,056)
Net investment income (loss)                                                                   26,162
Net realized gain (loss)                                                                          (99)
Realized gain distributions                                                                    31,933
Net change in unrealized appreciation (depreciation)                                         (135,331)
                                                                                        -------------
                                                                                        $     143,426
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.99           48     $      143            N/A          27.4%
12/31/08          2.35           47            110            N/A         -59.4%
12/31/07          5.79           33            190            N/A         -22.2%
12/31/06          7.44           43            318            N/A          16.5%
12/31/05          6.39           45            289            N/A           5.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           3.3%
12/31/08           3.4%
12/31/07           1.6%
12/31/06           1.5%
12/31/05           1.4%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                 AIM V.I. Global Health Care Series I-008892416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          371,796    $          400,488                   23,427
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          371,796
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          371,796                61,212     $               6.07
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,174
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    1,174
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (46,445)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          131,396
                                                                                 --------------------
Net gain (loss)                                                                                84,951
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             86,125
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,174     $                -
Net realized gain (loss)                                               (46,445)                11,741
Realized gain distributions                                                  -                 94,434
Net change in unrealized appreciation (depreciation)                   131,396               (247,363)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       86,125               (141,188)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               372,872                123,872
Cost of units redeemed                                                (418,357)               (69,650)
Account charges                                                        (25,640)               (29,057)
                                                             -----------------     ------------------
Increase (decrease)                                                    (71,125)                25,165
                                                             -----------------     ------------------
Net increase (decrease)                                                 15,000               (116,023)
Net assets, beginning                                                  356,796                472,819
                                                             -----------------     ------------------
Net assets, ending                                           $         371,796                356,796
                                                             =================     ==================
Units sold                                                              66,162                 24,995
Units redeemed                                                         (79,948)               (20,940)
                                                             -----------------     ------------------
Net increase (decrease)                                                (13,786)                 4,055
Units outstanding, beginning                                            74,998                 70,943
                                                             -----------------     ------------------
Units outstanding, ending                                               61,212                 74,998
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,337,233
Cost of units redeemed                                                                       (858,214)
Account charges                                                                              (195,432)
Net investment income (loss)                                                                    1,182
Net realized gain (loss)                                                                       21,285
Realized gain distributions                                                                    94,434
Net change in unrealized appreciation (depreciation)                                          (28,692)
                                                                                        -------------
                                                                                        $     371,796
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.07           61     $      372            N/A          27.7%
12/31/08          4.76           75            357            N/A         -28.6%
12/31/07          6.66           71            473            N/A          11.9%
12/31/06          5.96           75            445            N/A           5.3%
12/31/05          5.66           76            431            N/A           8.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.3%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                   AIM V.I. High Yield Fund Series I-008892846

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,208,689    $        1,252,533                  231,549
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,208,689
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,208,689               170,103     $               7.11
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             87,647
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   87,647
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (63,912)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          401,666
                                                                                 --------------------
Net gain (loss)                                                                               337,754
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            425,401
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          87,647     $          105,970
Net realized gain (loss)                                               (63,912)               (22,295)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   401,666               (371,966)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      425,401               (288,291)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               428,406                348,219
Cost of units redeemed                                                (429,256)              (170,471)
Account charges                                                        (61,334)               (55,162)
                                                             -----------------     ------------------
Increase (decrease)                                                    (62,184)               122,586
                                                             -----------------     ------------------
Net increase (decrease)                                                363,217               (165,705)
Net assets, beginning                                                  845,472              1,011,177
                                                             -----------------     ------------------
Net assets, ending                                           $       1,208,689                845,472
                                                             =================     ==================
Units sold                                                              68,226                 60,383
Units redeemed                                                         (79,917)               (40,570)
                                                             -----------------     ------------------
Net increase (decrease)                                                (11,691)                19,813
Units outstanding, beginning                                           181,794                161,981
                                                             -----------------     ------------------
Units outstanding, ending                                              170,103                181,794
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,208,373
Cost of units redeemed                                                                     (1,048,537)
Account charges                                                                              (216,436)
Net investment income (loss)                                                                  388,039
Net realized gain (loss)                                                                      (78,906)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (43,844)
                                                                                        -------------
                                                                                        $   1,208,689
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     7.11          170     $    1,209            N/A          52.8%
12/31/08          4.65          182            845            N/A         -25.7%
12/31/07          6.26          162          1,014            N/A           1.2%
12/31/06          6.18          122            756            N/A          10.8%
12/31/05          5.58           40            223            N/A           2.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           8.5%
12/31/08          11.4%
12/31/07           8.2%
12/31/06          12.8%
12/31/05           9.4%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                      AIM V.I. Utilities Series I-008892259

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          458,319    $          609,960                   31,586
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          458,319
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          458,319                63,914     $               7.17
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             20,067
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   20,067
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (61,446)
Realized gain distributions                                                                     5,058
Net change in unrealized appreciation (depreciation)                                           93,166
                                                                                 --------------------
Net gain (loss)                                                                                36,778
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             56,845
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          20,067     $           16,200
Net realized gain (loss)                                               (61,446)                 6,180
Realized gain distributions                                              5,058                 59,526
Net change in unrealized appreciation (depreciation)                    93,166               (345,180)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       56,845               (263,274)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               151,995                173,466
Cost of units redeemed                                                (157,489)              (247,777)
Account charges                                                        (35,140)               (43,104)
                                                             -----------------     ------------------
Increase (decrease)                                                    (40,634)              (117,415)
                                                             -----------------     ------------------
Net increase (decrease)                                                 16,211               (380,689)
Net assets, beginning                                                  442,108                822,797
                                                             -----------------     ------------------
Net assets, ending                                           $         458,319                442,108
                                                             =================     ==================
Units sold                                                              24,506                 21,221
Units redeemed                                                         (31,449)               (39,569)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (6,943)               (18,348)
Units outstanding, beginning                                            70,857                 89,205
                                                             -----------------     ------------------
Units outstanding, ending                                               63,914                 70,857
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,516,815
Cost of units redeemed                                                                     (1,022,770)
Account charges                                                                              (170,492)
Net investment income (loss)                                                                   85,966
Net realized gain (loss)                                                                       84,706
Realized gain distributions                                                                   115,735
Net change in unrealized appreciation (depreciation)                                         (151,641)
                                                                                        -------------
                                                                                        $     458,319
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     7.17           64     $      458            N/A          14.9%
12/31/08          6.24           71            442            N/A         -32.4%
12/31/07          9.22           89            823            N/A          20.6%
12/31/06          7.65           80            611            N/A          25.5%
12/31/05          6.09           80            487            N/A          16.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           4.5%
12/31/08           2.6%
12/31/07           2.1%
12/31/06           3.5%
12/31/05           3.2%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                  AIM V.I. Real Estate Fund Series I-008892523

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,740,294    $        2,022,185                  143,352
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,740,294
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,740,294               475,441     $               3.66
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (82,160)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          505,170
                                                                                 --------------------
Net gain (loss)                                                                               423,010
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            423,010
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009    05/01/08 to 12/31/08
                                                             -----------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $           88,118
Net realized gain (loss)                                               (82,160)               (13,721)
Realized gain distributions                                                  -                136,186
Net change in unrealized appreciation (depreciation)                   505,170               (787,061)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      423,010               (576,478)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               537,022              1,685,030
Cost of units redeemed                                                (110,559)               (48,478)
Account charges                                                       (109,892)               (59,361)
                                                             -----------------     ------------------
Increase (decrease)                                                    316,571              1,577,191
                                                             -----------------     ------------------
Net increase (decrease)                                                739,581              1,000,713
Net assets, beginning                                                1,000,713                      -
                                                             -----------------     ------------------
Net assets, ending                                           $       1,740,294              1,000,713
                                                             =================     ==================
Units sold                                                             198,576                392,391
Units redeemed                                                         (82,719)               (32,807)
                                                             -----------------     ------------------
Net increase (decrease)                                                115,857                359,584
Units outstanding, beginning                                           359,584                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              475,441                359,584
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,222,052
Cost of units redeemed                                                                       (159,037)
Account charges                                                                              (169,253)
Net investment income (loss)                                                                   88,118
Net realized gain (loss)                                                                      (95,881)
Realized gain distributions                                                                   136,186
Net change in unrealized appreciation (depreciation)                                         (281,891)
                                                                                        -------------
                                                                                        $   1,740,294
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.66          475     $    1,740            N/A          31.5%
12/31/08          2.78          360          1,001            N/A         -44.3%
12/31/07          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08          17.6%

                AUL American Individual Variable Life Unit Trust
                                       AIM
             AIM V.I. International Growth Fund Series II-008892655

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,973,930    $        1,651,570                   77,016
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,973,930
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,973,930               296,278     $               6.66
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             23,705
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   23,705
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        6,764
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          322,360
                                                                                 --------------------
Net gain (loss)                                                                               329,124
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            352,829
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $             23,705
Net realized gain (loss)                                                                        6,764
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          322,360
                                                                                 --------------------
Increase (decrease) in net assets from operations                                             352,829
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                    1,796,076
Cost of units redeemed                                                                       (103,631)
Account charges                                                                               (71,344)
                                                                                 --------------------
Increase (decrease)                                                                         1,621,101
                                                                                 --------------------
Net increase (decrease)                                                                     1,973,930
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $          1,973,930
                                                                                 ====================
Units sold                                                                                    326,597
Units redeemed                                                                                (30,319)
                                                                                 --------------------
Net increase (decrease)                                                                       296,278
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                     296,278
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,796,076
Cost of units redeemed/account charges                                                       (174,975)
Net investment income (loss)                                                                   23,705
Net realized gain (loss)                                                                        6,764
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          322,360
                                                                                        -------------
                                                                                        $   1,973,930
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.66          296     $    1,974            N/A          33.2%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.4%

                AUL American Individual Variable Life Unit Trust
                                       AIM
            AIM V.I. Core Equity Fund Series II-008892671 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
                                    ------------------    ==================     ====================
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                -                     -     $               6.24
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.24            0     $        0            N/A          24.7%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%

                AUL American Individual Variable Life Unit Trust
                                      Alger
              Alger Large Cap Growth Portfolio I-2 Class-015544505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,592,850    $        4,585,207                  144,145
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,592,850
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        5,592,850               822,948     $               6.80
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             32,494
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   32,494
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (49,489)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,955,337
                                                                                 --------------------
Net gain (loss)                                                                             1,905,848
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,938,342
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          32,494     $           15,061
Net realized gain (loss)                                               (49,489)               102,908
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,955,337             (3,971,770)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,938,342             (3,853,801)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               637,652                778,880
Cost of units redeemed                                                (871,445)            (1,051,241)
Account charges                                                       (433,649)              (458,361)
                                                             -----------------     ------------------
Increase (decrease)                                                   (667,442)              (730,722)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,270,900             (4,584,523)
Net assets, beginning                                                4,321,950              8,906,473
                                                             -----------------     ------------------
Net assets, ending                                           $       5,592,850              4,321,950
                                                             =================     ==================
Units sold                                                             121,356                131,123
Units redeemed                                                        (236,875)              (234,015)
                                                             -----------------     ------------------
Net increase (decrease)                                               (115,519)              (102,892)
Units outstanding, beginning                                           938,467              1,041,359
                                                             -----------------     ------------------
Units outstanding, ending                                              822,948                938,467
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  22,562,507
Cost of units redeemed                                                                    (10,775,555)
Account charges                                                                            (5,675,910)
Net investment income (loss)                                                                1,659,026
Net realized gain (loss)                                                                   (3,184,861)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,007,643
                                                                                        -------------
                                                                                        $   5,592,850
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.80          823     $    5,593            N/A          47.6%
12/31/08          4.61          938          4,322            N/A         -46.2%
12/31/07          8.55        1,041          8,906            N/A          19.9%
12/31/06          7.13        1,148          8,189            N/A           5.2%
12/31/05          6.78        1,249          8,468            N/A          12.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.7%
12/31/08           0.2%
12/31/07           0.3%
12/31/06           0.1%
12/31/05           0.2%

                AUL American Individual Variable Life Unit Trust
                                      Alger
               Alger American Small Cap Growth I-2 Class-015544406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,897,544    $        3,298,924                  113,273
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,897,544
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,897,544               692,296     $               4.19
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (52,802)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          960,529
                                                                                 --------------------
Net gain (loss)                                                                               907,727
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            907,727
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                               (52,802)               419,380
Realized gain distributions                                                  -                 51,014
Net change in unrealized appreciation (depreciation)                   960,529             (2,269,295)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      907,727             (1,798,901)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               768,911                961,955
Cost of units redeemed                                                (575,858)            (1,485,891)
Account charges                                                       (171,249)              (210,168)
                                                             -----------------     ------------------
Increase (decrease)                                                     21,804               (734,104)
                                                             -----------------     ------------------
Net increase (decrease)                                                929,531             (2,533,005)
Net assets, beginning                                                1,968,013              4,501,018
                                                             -----------------     ------------------
Net assets, ending                                           $       2,897,544              1,968,013
                                                             =================     ==================
Units sold                                                             223,706                241,718
Units redeemed                                                        (215,591)              (393,121)
                                                             -----------------     ------------------
Net increase (decrease)                                                  8,115               (151,403)
Units outstanding, beginning                                           684,181                835,584
                                                             -----------------     ------------------
Units outstanding, ending                                              692,296                684,181
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   7,694,038
Cost of units redeemed                                                                     (4,241,914)
Account charges                                                                              (966,402)
Net investment income (loss)                                                                      127
Net realized gain (loss)                                                                      762,061
Realized gain distributions                                                                    51,014
Net change in unrealized appreciation (depreciation)                                         (401,380)
                                                                                        -------------
                                                                                        $   2,897,544
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.19          692     $    2,898            N/A          45.5%
12/31/08          2.88          684          1,968            N/A         -46.6%
12/31/07          5.39          836          4,501            N/A          17.4%
12/31/06          4.59          444          2,039            N/A          20.0%
12/31/05          3.83          518          1,983            N/A          16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                               Alliance Bernstein
          Alliance Bernstein VPS International Growth A Class-018792820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           12,619    $           12,288                      757
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           12,619
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           12,619                 3,405     $               3.71
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                171
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                      171
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,158
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              453
                                                                                 --------------------
Net gain (loss)                                                                                 1,611
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,782
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             171   $                  -
Net realized gain (loss)                                                 1,158                   (128)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       453                   (122)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        1,782                   (250)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                17,102                  1,546
Cost of units redeemed                                                  (6,036)                (1,038)
Account charges                                                           (437)                   (50)
                                                             -----------------   --------------------
Increase (decrease)                                                     10,629                    458
                                                             -----------------   --------------------
Net increase (decrease)                                                 12,411                    208
Net assets, beginning                                                      208                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          12,619                    208
                                                             =================   ====================
Units sold                                                               5,097                    368
Units redeemed                                                          (1,770)                  (290)
                                                             -----------------   --------------------
Net increase (decrease)                                                  3,327                     78
Units outstanding, beginning                                                78                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                3,405                     78
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      18,648
Cost of units redeemed                                                                         (7,074)
Account charges                                                                                  (487)
Net investment income (loss)                                                                      171
Net realized gain (loss)                                                                        1,030
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              331
                                                                                        -------------
                                                                                        $      12,619
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.71            3     $       13            N/A          39.6%
12/31/08          2.65            0              0            N/A         -46.9%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.7%
12/31/08           0.0%

                AUL American Individual Variable Life Unit Trust
                               Alliance Bernstein
          Alliance Bernstein VPS International Value A Class-018792556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          847,658    $          932,430                   57,663
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          847,658
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          847,658               259,500     $               3.27
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             10,103
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   10,103
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (554,991)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          826,826
                                                                                 --------------------
Net gain (loss)                                                                               271,835
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            281,938
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          10,103   $                  -
Net realized gain (loss)                                              (554,991)               (11,988)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   826,826               (911,598)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      281,938               (923,586)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               289,063              2,204,880
Cost of units redeemed                                                (795,299)               (55,847)
Account charges                                                        (84,421)               (69,070)
                                                             -----------------   --------------------
Increase (decrease)                                                   (590,657)             2,079,963
                                                             -----------------   --------------------
Net increase (decrease)                                               (308,719)             1,156,377
Net assets, beginning                                                1,156,377                      -
                                                             -----------------   --------------------
Net assets, ending                                           $         847,658              1,156,377
                                                             =================   ====================
Units sold                                                             129,490                518,032
Units redeemed                                                        (346,773)               (41,249)
                                                             -----------------   --------------------
Net increase (decrease)                                               (217,283)               476,783
Units outstanding, beginning                                           476,783                      -
                                                             -----------------   --------------------
Units outstanding, ending                                              259,500                476,783
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,493,943
Cost of units redeemed                                                                       (851,146)
Account charges                                                                              (153,491)
Net investment income (loss)                                                                   10,103
Net realized gain (loss)                                                                     (566,979)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (84,772)
                                                                                        -------------
                                                                                        $     847,658
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.27          260     $      848            N/A          34.7%
12/31/08          2.43          477          1,156            N/A         -51.5%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.0%
12/31/08           0.0%

                AUL American Individual Variable Life Unit Trust
                               Alliance Bernstein
          Alliance Bernstein VPS Small/Mid Cap Value A Class-018792531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,162,882    $        1,161,266                   86,717
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,162,882
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,162,882               254,380     $               4.57
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              9,047
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    9,047
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (43,532)
Realized gain distributions                                                                    35,308
Net change in unrealized appreciation (depreciation)                                          343,361
                                                                                 --------------------
Net gain (loss)                                                                               335,137
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            344,184
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           9,047   $                  -
Net realized gain (loss)                                               (43,532)                (5,086)
Realized gain distributions                                             35,308
Net change in unrealized appreciation (depreciation)                   343,361               (341,745)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      344,184               (346,831)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               345,531              1,116,473
Cost of units redeemed                                                (157,119)               (33,419)
Account charges                                                        (69,602)               (36,335)
                                                             -----------------   --------------------
Increase (decrease)                                                    118,810              1,046,719
                                                             -----------------   --------------------
Net increase (decrease)                                                462,994                699,888
Net assets, beginning                                                  699,888                      -
                                                             -----------------   --------------------
Net assets, ending                                           $       1,162,882                699,888
                                                             =================     ==================
Units sold                                                              99,955                237,709
Units redeemed                                                         (64,290)               (18,994)
                                                             -----------------   --------------------
Net increase (decrease)                                                 35,665                218,715
Units outstanding, beginning                                           218,715                      -
                                                             -----------------   --------------------
Units outstanding, ending                                              254,380                218,715
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,462,004
Cost of units redeemed                                                                       (190,538)
Account charges                                                                              (105,937)
Net investment income (loss)                                                                    9,047
Net realized gain (loss)                                                                      (48,618)
Realized gain distributions                                                                    35,308
Net change in unrealized appreciation (depreciation)                                            1,616
                                                                                        -------------
                                                                                        $   1,162,882
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.57          254     $    1,163            N/A          42.9%
12/31/08          3.20          219            700            N/A         -36.0%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.0%
12/31/08           0.0%

                AUL American Individual Variable Life Unit Trust
                                American Century
              American Century VP Income & Growth I Class-024936601

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,379,281    $        1,894,994                  256,372
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,379,281
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,379,281               274,126     $               5.03
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             60,212
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   60,212
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (166,745)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          320,492
                                                                                 --------------------
Net gain (loss)                                                                               153,747
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            213,959
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          60,212     $           55,448
Net realized gain (loss)                                              (166,745)              (161,766)
Realized gain distributions                                                  -                332,184
Net change in unrealized appreciation (depreciation)                   320,492             (1,044,679)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      213,959               (818,813)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               698,674                535,582
Cost of units redeemed                                                (735,121)            (1,515,549)
Account charges                                                       (107,190)              (159,213)
                                                             -----------------     ------------------
Increase (decrease)                                                   (143,637)            (1,139,180)
                                                             -----------------     ------------------
Net increase (decrease)                                                 70,322             (1,957,993)
Net assets, beginning                                                1,308,959              3,266,952
                                                             -----------------     ------------------
Net assets, ending                                           $       1,379,281              1,308,959
                                                             =================     ==================
Units sold                                                             150,993                 96,920
Units redeemed                                                        (184,097)              (291,283)
                                                             -----------------     ------------------
Net increase (decrease)                                                (33,104)              (194,363)
Units outstanding, beginning                                           307,230                501,593
                                                             -----------------     ------------------
Units outstanding, ending                                              274,126                307,230
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   8,051,937
Cost of units redeemed                                                                     (5,877,315)
Account charges                                                                            (1,273,072)
Net investment income (loss)                                                                  336,743
Net realized gain (loss)                                                                      324,517
Realized gain distributions                                                                   332,184
Net change in unrealized appreciation (depreciation)                                         (515,713)
                                                                                        -------------
                                                                                        $   1,379,281
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.03          274     $    1,379            N/A          18.1%
12/31/08          4.26          307          1,309            N/A         -34.6%
12/31/07          6.51          502          3,267            N/A          -0.1%
12/31/06          6.52          682          4,445            N/A          17.0%
12/31/05          5.57          493          2,747            N/A           4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           4.5%
12/31/08           2.4%
12/31/07           2.2%
12/31/06           1.5%
12/31/05           1.9%

                AUL American Individual Variable Life Unit Trust
                                American Century
               American Century VP International I Class-024936205

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,723,492    $        3,415,344                  352,327
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,723,492
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,723,492               404,255     $               6.74
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             53,933
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   53,933
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (576,929)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,241,542
                                                                                 --------------------
Net gain (loss)                                                                               664,613
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            718,546
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          53,933     $           49,573
Net realized gain (loss)                                              (576,929)               694,492
Realized gain distributions                                                  -                582,315
Net change in unrealized appreciation (depreciation)                 1,241,542             (3,580,465)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      718,546             (2,254,085)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               999,438              1,455,635
Cost of units redeemed                                              (1,342,669)            (3,628,472)
Account charges                                                       (167,016)              (305,191)
                                                             -----------------     ------------------
Increase (decrease)                                                   (510,247)            (2,478,028)
                                                             -----------------     ------------------
Net increase (decrease)                                                208,299             (4,732,113)
Net assets, beginning                                                2,515,193              7,247,306
                                                             -----------------     ------------------
Net assets, ending                                           $       2,723,492              2,515,193
                                                             =================     ==================
Units sold                                                             171,426                199,367
Units redeemed                                                        (266,563)              (493,947)
                                                             -----------------     ------------------
Net increase (decrease)                                                (95,137)              (294,580)
Units outstanding, beginning                                           499,392                793,972
                                                             -----------------     ------------------
Units outstanding, ending                                              404,255                499,392
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  11,790,387
Cost of units redeemed                                                                     (8,038,567)
Account charges                                                                            (1,421,537)
Net investment income (loss)                                                                  291,481
Net realized gain (loss)                                                                      211,265
Realized gain distributions                                                                   582,315
Net change in unrealized appreciation (depreciation)                                         (691,852)
                                                                                        -------------
                                                                                        $   2,723,492
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.74          404     $    2,723            N/A          33.8%
12/31/08          5.04          499          2,515            N/A         -44.8%
12/31/07          9.13          794          7,247            N/A          18.1%
12/31/06          7.73          496          3,835            N/A          25.1%
12/31/05          6.18          470          2,904            N/A          13.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.1%
12/31/08           1.0%
12/31/07           0.5%
12/31/06           1.6%
12/31/05           0.9%

                AUL American Individual Variable Life Unit Trust
                                American Century
                   American Century VP Ultra I Class-024936882

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           32,064    $           29,783                    3,948
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           32,064
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           32,064                 6,284     $               5.10
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 44
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                       44
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (533)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,538
                                                                                 --------------------
Net gain (loss)                                                                                 6,005
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,049
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              44     $                -
Net realized gain (loss)                                                  (533)                (3,872)
Realized gain distributions                                                  -                  2,594
Net change in unrealized appreciation (depreciation)                     6,538                 (7,319)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        6,049                 (8,597)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                98,229                 60,597
Cost of units redeemed                                                 (84,869)               (49,843)
Account charges                                                         (1,524)                (1,651)
                                                             -----------------     ------------------
Increase (decrease)                                                     11,836                  9,103
                                                             -----------------     ------------------
Net increase (decrease)                                                 17,885                    506
Net assets, beginning                                                   14,179                 13,673
                                                             -----------------     ------------------
Net assets, ending                                           $          32,064                 14,179
                                                             =================     ==================
Units sold                                                              20,296                 12,091
Units redeemed                                                         (17,749)               (10,463)
                                                             -----------------     ------------------
Net increase (decrease)                                                  2,547                  1,628
Units outstanding, beginning                                             3,737                  2,109
                                                             -----------------     ------------------
Units outstanding, ending                                                6,284                  3,737
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     185,189
Cost of units redeemed                                                                       (149,400)
Account charges                                                                                (4,061)
Net investment income (loss)                                                                       44
Net realized gain (loss)                                                                       (4,583)
Realized gain distributions                                                                     2,594
Net change in unrealized appreciation (depreciation)                                            2,281
                                                                                        -------------
                                                                                        $      32,064
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.10            6     $       32            N/A          34.5%
12/31/08          3.79            4             14            N/A         -41.5%
12/31/07          6.48            2             14            N/A          21.0%
12/31/06          5.36            2             11            N/A          -3.3%
12/31/05          5.54            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.2%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%

                AUL American Individual Variable Life Unit Trust
                                American Century
                   American Century VP Vista I Class-024936874

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          197,146    $          219,878                   14,946
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          197,146
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          197,146                35,650     $               5.53
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (39,232)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           72,564
                                                                                 --------------------
Net gain (loss)                                                                                33,332
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             33,332
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                               (39,232)               (10,483)
Realized gain distributions                                                -                    8,590
Net change in unrealized appreciation (depreciation)                    72,564               (110,204)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       33,332               (112,097)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               384,187                 98,000
Cost of units redeemed                                                (335,757)               (61,393)
Account charges                                                        (17,474)               (18,111)
                                                             -----------------     ------------------
Increase (decrease)                                                     30,956                 18,496
                                                             -----------------     ------------------
Net increase (decrease)                                                 64,288                (93,601)
Net assets, beginning                                                  132,858                226,459
                                                             -----------------     ------------------
Net assets, ending                                           $         197,146                132,858
                                                             =================     ==================
Units sold                                                              76,285                 16,757
Units redeemed                                                         (70,058)               (13,101)
                                                             -----------------     ------------------
Net increase (decrease)                                                  6,227                  3,656
Units outstanding, beginning                                            29,423                 25,767
                                                             -----------------     ------------------
Units outstanding, ending                                               35,650                 29,423
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,716,543
Cost of units redeemed                                                                     (2,767,701)
Account charges                                                                              (161,079)
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                      423,488
Realized gain distributions                                                                     8,627
Net change in unrealized appreciation (depreciation)                                          (22,732)
                                                                                        -------------
                                                                                        $     197,146
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.53           36     $      197            N/A          22.5%
12/31/08          4.52           29            133            N/A         -48.6%
12/31/07          8.79           26            226            N/A          39.8%
12/31/06          6.29          246          1,547            N/A           9.0%
12/31/05          5.77            0              0            N/A          15.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                American Century
           American Century VP Capital Appreciation I Class-024936304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              141    $              111                       13
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              141
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $              141                    15     $               9.23
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  1
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        1
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            2
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               35
                                                                                 --------------------
Net gain (loss)                                                                                    37
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 38
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               1     $                -
Net realized gain (loss)                                                     2                     11
Realized gain distributions                                                  -                     16
Net change in unrealized appreciation (depreciation)                        35                   (140)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                           38                   (113)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      7
Cost of units redeemed                                                      (2)                     -
Account charges                                                            (13)                   (26)
                                                             -----------------     ------------------
Increase (decrease)                                                        (15)                   (19)
                                                             -----------------     ------------------
Net increase (decrease)                                                     23                   (132)
Net assets, beginning                                                      118                    250
                                                             -----------------     ------------------
Net assets, ending                                           $             141                    118
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                              (3)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                     (3)                    (2)
Units outstanding, beginning                                                18                     20
                                                             -----------------     ------------------
Units outstanding, ending                                                   15                     18
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      76,887
Cost of units redeemed                                                                        (72,439)
Account charges                                                                               (11,234)
Net investment income (loss)                                                                    6,798
Net realized gain (loss)                                                                           83
Realized gain distributions                                                                        16
Net change in unrealized appreciation (depreciation)                                               30
                                                                                        -------------
                                                                                        $         141
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     9.23            0     $        0            N/A          37.1%
12/31/08          6.73            0              0            N/A         -46.2%
12/31/07         12.51            0              0            N/A          45.8%
12/31/06          8.58            0              0            N/A          17.2%
12/31/05          7.32            0              0            N/A          22.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.8%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                American Century
                American Century VP Mid Cap Value Fund-024936734

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                -                     -     $               6.58
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                148
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                      148
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,657
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                 1,657
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,805
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                148
Net realized gain (loss)                                                                        1,657
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               1,805
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       38,571
Cost of units redeemed                                                                        (40,357)
Account charges                                                                                   (19)
                                                                                 --------------------
Increase (decrease)                                                                            (1,805)
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                      6,362
Units redeemed                                                                                 (6,362)
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      38,571
Cost of units redeemed/account charges                                                        (40,376)
Net investment income (loss)                                                                      148
Net realized gain (loss)                                                                        1,657
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.58            0     $        0            N/A          31.7%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%

                AUL American Individual Variable Life Unit Trust
                                     Calvert
                 Calvert Social Mid-Cap Growth A Class-131647307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           41,958    $           42,845                    1,673
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           41,958
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           41,958                 8,089     $               5.19
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (670)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           10,408
                                                                                 --------------------
Net gain (loss)                                                                                 9,738
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              9,738
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                  (670)                   657
Realized gain distributions                                                -                      243
Net change in unrealized appreciation (depreciation)                    10,408                (14,576)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        9,738                (13,676)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                95,016                  9,660
Cost of units redeemed                                                 (85,973)                (4,801)
Account charges                                                         (1,696)                (1,892)
                                                             -----------------     ------------------
Increase (decrease)                                                      7,347                  2,967
                                                             -----------------     ------------------
Net increase (decrease)                                                 17,085                (10,709)
Net assets, beginning                                                   24,873                 35,582
                                                             -----------------     ------------------
Net assets, ending                                           $          41,958                 24,873
                                                             =================     ==================
Units sold                                                              19,384                  1,895
Units redeemed                                                         (17,626)                (1,252)
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,758                    643
Units outstanding, beginning                                             6,331                  5,688
                                                             -----------------     ------------------
Units outstanding, ending                                                8,089                  6,331
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     156,187
Cost of units redeemed                                                                       (106,800)
Account charges                                                                                (9,457)
Net investment income (loss)                                                                      584
Net realized gain (loss)                                                                        1,954
Realized gain distributions                                                                       377
Net change in unrealized appreciation (depreciation)                                             (887)
                                                                                        -------------
                                                                                        $      41,958
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.19            8     $       42            N/A          32.0%
12/31/08          3.93            6             25            N/A         -37.2%
12/31/07          6.26            6             36            N/A          10.2%
12/31/06          5.68            6             33            N/A           6.9%
12/31/05          5.31            5             24            N/A           0.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           1.7%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                    Columbia
               Columbia Small-Cap Value Fund VS A Class-19765R303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,442,529    $        1,590,935                  102,964
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,442,529
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,442,529               308,722     $               4.67
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             13,873
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   13,873
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (48,019)
Realized gain distributions                                                                     2,213
Net change in unrealized appreciation (depreciation)                                          321,521
                                                                                 --------------------
Net gain (loss)                                                                               275,715
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            289,588
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          13,873   $              8,322
Net realized gain (loss)                                               (48,019)                (7,394)
Realized gain distributions                                              2,213                142,313
Net change in unrealized appreciation (depreciation)                   321,521               (469,927)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      289,588               (326,686)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               347,980              1,455,392
Cost of units redeemed                                                (123,378)               (45,193)
Account charges                                                        (99,053)               (56,121)
                                                             -----------------   --------------------
Increase (decrease)                                                    125,549              1,354,078
                                                             -----------------   --------------------
Net increase (decrease)                                                415,137              1,027,392
Net assets, beginning                                                1,027,392                      -
                                                             -----------------   --------------------
Net assets, ending                                           $       1,442,529              1,027,392
                                                             =================     ==================
Units sold                                                              97,320                299,729
Units redeemed                                                         (63,798)               (24,529)
                                                             -----------------   --------------------
Net increase (decrease)                                                 33,522                275,200
Units outstanding, beginning                                           275,200                      -
                                                             -----------------   --------------------
Units outstanding, ending                                              308,722                275,200
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,803,372
Cost of units redeemed                                                                       (168,571)
Account charges                                                                              (155,174)
Net investment income (loss)                                                                   22,195
Net realized gain (loss)                                                                      (55,413)
Realized gain distributions                                                                   144,526
Net change in unrealized appreciation (depreciation)                                         (148,406)
                                                                                        -------------
                                                                                        $   1,442,529
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.67          309     $    1,443            N/A          25.2%
12/31/08          3.73          275          1,027            N/A         -25.3%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.1%
12/31/08           1.6%

                AUL American Individual Variable Life Unit Trust
                                    Columbia
              Columbia Federal Securities Fund VS A Class-19765R683

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           26,851    $           27,913                    2,671
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           26,851
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           26,851                 4,969     $               5.40
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,939
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    1,939
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          340
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,571)
                                                                                 --------------------
Net gain (loss)                                                                                (1,231)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                708
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,939   $                  -
Net realized gain (loss)                                                   340                      7
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    (1,571)                   509
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                          708                    516
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                25,762                 12,213
Cost of units redeemed                                                  (8,996)                     -
Account charges                                                         (3,079)                  (273)
                                                             -----------------   --------------------
Increase (decrease)                                                     13,687                 11,940
                                                             -----------------   --------------------
Net increase (decrease)                                                 14,395                 12,456
Net assets, beginning                                                   12,456                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          26,851                 12,456
                                                             =================     ==================
Units sold                                                               4,908                  2,349
Units redeemed                                                          (2,288)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                  2,620                  2,349
Units outstanding, beginning                                             2,349                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                4,969                  2,349
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      37,975
Cost of units redeemed                                                                         (8,996)
Account charges                                                                                (3,352)
Net investment income (loss)                                                                    1,939
Net realized gain (loss)                                                                          347
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,062)
                                                                                        -------------
                                                                                        $      26,851
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.40            5     $       27            N/A           1.9%
12/31/08          5.30            2             12            N/A           6.1%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           9.9%
12/31/08           0.0%

                AUL American Individual Variable Life Unit Trust
                                     Dreyfus
        Dreyfus Variable Investment Appreciation Service Class-261976831

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           13,303    $           15,488                      426
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           13,303
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           13,303                 2,303     $               5.78
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                256
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                      256
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (611)
Realized gain distributions                                                                       843
Net change in unrealized appreciation (depreciation)                                            1,800
                                                                                 --------------------
Net gain (loss)                                                                                 2,032
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,288
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             256     $              337
Net realized gain (loss)                                                  (611)                  (815)
Realized gain distributions                                                843                  1,462
Net change in unrealized appreciation (depreciation)                     1,800                 (6,772)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        2,288                 (5,788)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 1,762                  3,440
Cost of units redeemed                                                    (725)                (7,770)
Account charges                                                           (802)                (1,114)
                                                             -----------------     ------------------
Increase (decrease)                                                        235                 (5,444)
                                                             -----------------     ------------------
Net increase (decrease)                                                  2,523                (11,232)
Net assets, beginning                                                   10,780                 22,012
                                                             -----------------     ------------------
Net assets, ending                                           $          13,303                 10,780
                                                             =================     ==================
Units sold                                                                 345                    587
Units redeemed                                                            (324)                (1,579)
                                                             -----------------     ------------------
Net increase (decrease)                                                     21                   (992)
Units outstanding, beginning                                             2,282                  3,274
                                                             -----------------     ------------------
Units outstanding, ending                                                2,303                  2,282
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      60,555
Cost of units redeemed                                                                        (43,708)
Account charges                                                                                (7,563)
Net investment income (loss)                                                                    1,671
Net realized gain (loss)                                                                        2,228
Realized gain distributions                                                                     2,305
Net change in unrealized appreciation (depreciation)                                           (2,185)
                                                                                        -------------
                                                                                        $      13,303
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.78            2     $       13            N/A          22.3%
12/31/08          4.72            2             11            N/A         -29.7%
12/31/07          6.72            3             22            N/A           6.9%
12/31/06          6.29            3             22            N/A          16.3%
12/31/05          5.41            5             28            N/A           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.1%
12/31/08           2.1%
12/31/07           1.4%
12/31/06           2.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                     Dreyfus
     Dreyfus Investment Portfolio Technology Growth Service Class-26202A710

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          125,915    $          113,656                   12,874
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          125,915
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          125,915                21,505     $               5.86
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                154
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                      154
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,473)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           44,865
                                                                                 --------------------
Net gain (loss)                                                                                42,392
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             42,546
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             154     $                -
Net realized gain (loss)                                                (2,473)                (2,908)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    44,865                (36,344)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       42,546                (39,252)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               108,315                 84,480
Cost of units redeemed                                                 (88,703)               (22,427)
Account charges                                                         (5,636)                (4,807)
                                                             -----------------     ------------------
Increase (decrease)                                                     13,976                 57,246
                                                             -----------------     ------------------
Net increase (decrease)                                                 56,522                 17,994
Net assets, beginning                                                   69,393                 51,399
                                                             -----------------     ------------------
Net assets, ending                                           $         125,915                 69,393
                                                             =================     ==================
Units sold                                                              19,974                 15,966
Units redeemed                                                         (17,085)                (5,452)
                                                             -----------------     ------------------
Net increase (decrease)                                                  2,889                 10,514
Units outstanding, beginning                                            18,616                  8,102
                                                             -----------------     ------------------
Units outstanding, ending                                               21,505                 18,616
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     253,178
Cost of units redeemed                                                                       (117,930)
Account charges                                                                               (16,854)
Net investment income (loss)                                                                      154
Net realized gain (loss)                                                                       (4,892)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,259
                                                                                        -------------
                                                                                        $     125,915
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.86           22     $      126            N/A          57.1%
12/31/08          3.73           19             69            N/A         -41.2%
12/31/07          6.34            8             51            N/A          14.4%
12/31/06          5.54            3             19            N/A           4.0%
12/31/05          5.33            0              0            N/A           3.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.2%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                     Dreyfus
       Dreyfus IP Small Cap Stock Index Portfolio Service Class-26202A686

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                7    $                7                        1
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                7
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                7                     1     $               6.42
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                           14
Cost of units redeemed                                                                              -
Account charges                                                                                    (7)
                                                                                 --------------------
Increase (decrease)                                                                                 7
                                                                                 --------------------
Net increase (decrease)                                                                             7
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  7
                                                                                 ====================
Units sold                                                                                          1
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             1
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           1
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $          14
Cost of units redeemed/account charges                                                             (7)
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           7
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.42            0     $        0            N/A          28.5%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
            Fidelity Asset Manager Portfolio Initial Class-922175203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,869,695    $        2,025,754                  143,822
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,869,695
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,869,695               253,845     $               7.37
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             40,244
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   40,244
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (11,982)
Realized gain distributions                                                                     2,823
Net change in unrealized appreciation (depreciation)                                          412,325
                                                                                 --------------------
Net gain (loss)                                                                               403,166
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            443,410
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          40,244     $           54,356
Net realized gain (loss)                                               (11,982)                 6,199
Realized gain distributions                                              2,823                217,568
Net change in unrealized appreciation (depreciation)                   412,325               (942,138)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      443,410               (664,015)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               472,847                286,729
Cost of units redeemed                                                (469,258)              (259,424)
Account charges                                                       (139,838)              (144,344)
                                                             -----------------     ------------------
Increase (decrease)                                                   (136,249)              (117,039)
                                                             -----------------     ------------------
Net increase (decrease)                                                307,161               (781,054)
Net assets, beginning                                                1,562,534              2,343,588
                                                             -----------------     ------------------
Net assets, ending                                           $       1,869,695              1,562,534
                                                             =================     ==================
Units sold                                                              70,098                 44,301
Units redeemed                                                         (90,155)               (63,237)
                                                             -----------------     ------------------
Net increase (decrease)                                                (20,057)               (18,936)
Units outstanding, beginning                                           273,902                292,838
                                                             -----------------     ------------------
Units outstanding, ending                                              253,845                273,902
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   5,828,894
Cost of units redeemed                                                                     (3,207,855)
Account charges                                                                            (1,336,379)
Net investment income (loss)                                                                  668,445
Net realized gain (loss)                                                                     (230,707)
Realized gain distributions                                                                   303,356
Net change in unrealized appreciation (depreciation)                                         (156,059)
                                                                                        -------------
                                                                                        $   1,869,695
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     7.37          254     $    1,870            N/A          29.1%
12/31/08          5.70          274          1,563            N/A         -28.7%
12/31/07          8.00          293          2,344            N/A          15.5%
12/31/06          6.93          322          2,234            N/A           7.3%
12/31/05          6.46          346          2,232            N/A           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.3%
12/31/08           2.8%
12/31/07           6.1%
12/31/06           2.7%
12/31/05           2.7%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                 Fidelity VIP Index 500 Initial Class-922175302

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       11,473,295    $       12,109,526                   95,914
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       11,473,295
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $       11,473,295             1,897,659     $               6.05
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            257,251
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                  257,251
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (147,795)
Realized gain distributions                                                                   222,058
Net change in unrealized appreciation (depreciation)                                        2,125,748
                                                                                 --------------------
Net gain (loss)                                                                             2,200,011
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,457,262
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         257,251     $          295,749
Net realized gain (loss)                                              (147,795)                71,915
Realized gain distributions                                            222,058                138,305
Net change in unrealized appreciation (depreciation)                 2,125,748             (6,282,847)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,457,262             (5,776,878)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,938,677              2,346,117
Cost of units redeemed                                              (2,045,422)            (1,590,254)
Account charges                                                       (734,784)              (815,533)
                                                             -----------------     ------------------
Increase (decrease)                                                   (841,529)               (59,670)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,615,733             (5,836,548)
Net assets, beginning                                                9,857,562             15,694,110
                                                             -----------------     ------------------
Net assets, ending                                           $      11,473,295              9,857,562
                                                             =================     ==================
Units sold                                                             390,740                387,421
Units redeemed                                                        (557,294)              (393,734)
                                                             -----------------     ------------------
Net increase (decrease)                                               (166,554)                (6,313)
Units outstanding, beginning                                         2,064,213              2,070,526
                                                             -----------------     ------------------
Units outstanding, ending                                            1,897,659              2,064,213
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  33,544,708
Cost of units redeemed                                                                    (16,135,669)
Account charges                                                                            (6,916,989)
Net investment income (loss)                                                                1,936,300
Net realized gain (loss)                                                                     (679,187)
Realized gain distributions                                                                   360,363
Net change in unrealized appreciation (depreciation)                                         (636,231)
                                                                                        -------------
                                                                                        $  11,473,295
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.05        1,898     $   11,473            N/A          26.6%
12/31/08          4.78        2,064          9,858            N/A         -37.0%
12/31/07          7.58        2,067         15,665            N/A           5.4%
12/31/06          7.19        2,079         14,943            N/A          15.8%
12/31/05          6.21        2,028         12,596            N/A           4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.4%
12/31/08           2.3%
12/31/07           3.7%
12/31/06           1.6%
12/31/05           1.7%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
               Fidelity VIP Equity Income Initial Class-922174305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,695,296    $        3,459,800                  160,338
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,695,296
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,695,296               420,457     $               6.41
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             55,996
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   55,996
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,589,697)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,292,359
                                                                                 --------------------
Net gain (loss)                                                                               702,662
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            758,658
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          55,996     $          144,352
Net realized gain (loss)                                            (1,589,697)                (1,497)
Realized gain distributions                                                  -                  4,983
Net change in unrealized appreciation (depreciation)                 2,292,359             (2,946,701)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      758,658             (2,798,863)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               640,427              1,589,092
Cost of units redeemed                                              (2,393,534)              (525,914)
Account charges                                                       (234,255)              (325,330)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,987,362)               737,848
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,228,704)            (2,061,015)
Net assets, beginning                                                3,924,000              5,985,015
                                                             -----------------     ------------------
Net assets, ending                                           $       2,695,296              3,924,000
                                                             =================     ==================
Units sold                                                             131,672                234,083
Units redeemed                                                        (508,265)              (134,188)
                                                             -----------------     ------------------
Net increase (decrease)                                               (376,593)                99,895
Units outstanding, beginning                                           797,050                697,155
                                                             -----------------     ------------------
Units outstanding, ending                                              420,457                797,050
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  12,309,075
Cost of units redeemed                                                                     (7,378,418)
Account charges                                                                            (2,301,152)
Net investment income (loss)                                                                  821,070
Net realized gain (loss)                                                                   (1,362,084)
Realized gain distributions                                                                 1,371,309
Net change in unrealized appreciation (depreciation)                                         (764,504)
                                                                                        -------------
                                                                                        $   2,695,296
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.41          420     $    2,695            N/A          30.2%
12/31/08          4.92          797          3,924            N/A         -42.7%
12/31/07          8.58          697          5,985            N/A           1.5%
12/31/06          8.46          748          6,321            N/A          20.3%
12/31/05          7.03          677          4,758            N/A           5.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.7%
12/31/08           2.9%
12/31/07           1.8%
12/31/06           3.3%
12/31/05           1.5%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                   Fidelity VIP Growth Initial Class-922174404

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,654,539    $        3,849,622                  121,655
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,654,539
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        3,654,539               640,440     $               5.71
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             14,403
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   14,403
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       44,424
Realized gain distributions                                                                     2,838
Net change in unrealized appreciation (depreciation)                                          778,909
                                                                                 --------------------
Net gain (loss)                                                                               826,171
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            840,574
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          14,403     $           40,996
Net realized gain (loss)                                                44,424                213,875
Realized gain distributions                                              2,838                      -
Net change in unrealized appreciation (depreciation)                   778,909             (3,243,833)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      840,574             (2,988,962)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               929,980                721,774
Cost of units redeemed                                                (997,159)              (827,882)
Account charges                                                       (321,816)              (377,413)
                                                             -----------------     ------------------
Increase (decrease)                                                   (388,995)              (483,521)
                                                             -----------------     ------------------
Net increase (decrease)                                                451,579             (3,472,483)
Net assets, beginning                                                3,202,960              6,675,443
                                                             -----------------     ------------------
Net assets, ending                                           $       3,654,539              3,202,960
                                                             =================     ==================
Units sold                                                             194,989                115,532
Units redeemed                                                        (274,625)              (188,351)
                                                             -----------------     ------------------
Net increase (decrease)                                                (79,636)               (72,819)
Units outstanding, beginning                                           720,076                792,895
                                                             -----------------     ------------------
Units outstanding, ending                                              640,440                720,076
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  18,430,934
Cost of units redeemed                                                                     (9,576,523)
Account charges                                                                            (4,215,952)
Net investment income (loss)                                                                  478,019
Net realized gain (loss)                                                                   (1,544,730)
Realized gain distributions                                                                   277,874
Net change in unrealized appreciation (depreciation)                                         (195,083)
                                                                                        -------------
                                                                                        $   3,654,539
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.71          640     $    3,655            N/A          28.3%
12/31/08          4.45          720          3,203            N/A         -47.2%
12/31/07          8.42          793          6,675            N/A          27.0%
12/31/06          6.63          850          5,634            N/A           6.8%
12/31/05          6.21          950          5,901            N/A           5.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.4%
12/31/08           0.8%
12/31/07           0.8%
12/31/06           0.4%
12/31/05           0.5%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                Fidelity VIP High Income Initial Class-922174206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,272,560    $        1,390,500                  240,559
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,272,560
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,272,560               207,528     $               6.13
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             91,095
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   91,095
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (58,420)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          369,781
                                                                                 --------------------
Net gain (loss)                                                                               311,361
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            402,456
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          91,095     $          105,859
Net realized gain (loss)                                               (58,420)               (45,775)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   369,781               (380,747)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      402,456               (320,663)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               212,554                111,578
Cost of units redeemed                                                (189,449)              (180,138)
Account charges                                                        (83,225)               (82,252)
                                                             -----------------     ------------------
Increase (decrease)                                                    (60,120)              (150,812)
                                                             -----------------     ------------------
Net increase (decrease)                                                342,336               (471,475)
Net assets, beginning                                                  930,224              1,401,699
                                                             -----------------     ------------------
Net assets, ending                                           $       1,272,560                930,224
                                                             =================     ==================
Units sold                                                              40,830                 21,309
Units redeemed                                                         (51,685)               (49,778)
                                                             -----------------     ------------------
Net increase (decrease)                                                (10,855)               (28,469)
Units outstanding, beginning                                           218,383                246,852
                                                             -----------------     ------------------
Units outstanding, ending                                              207,528                218,383
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,630,881
Cost of units redeemed                                                                     (2,141,914)
Account charges                                                                              (676,207)
Net investment income (loss)                                                                  846,755
Net realized gain (loss)                                                                     (269,015)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                         (117,940)
                                                                                        -------------
                                                                                        $   1,272,560
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.13          208     $    1,273            N/A          44.0%
12/31/08          4.26          218            930            N/A         -25.0%
12/31/07          5.68          247          1,402            N/A           2.9%
12/31/06          5.52          259          1,431            N/A          11.1%
12/31/05          4.97          303          1,504            N/A           2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           8.3%
12/31/08           9.1%
12/31/07           8.3%
12/31/06           7.1%
12/31/05          15.2%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
               Fidelity VIP II Contrafund Initial Class-922175500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,938,214    $       11,408,901                  433,473
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,938,214
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        8,938,214               950,758     $               9.40
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            107,351
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                  107,351
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (64,622)
Realized gain distributions                                                                     2,143
Net change in unrealized appreciation (depreciation)                                        2,341,628
                                                                                 --------------------
Net gain (loss)                                                                             2,279,149
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,386,500
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         107,351     $           98,886
Net realized gain (loss)                                               (64,622)               175,813
Realized gain distributions                                              2,143                293,115
Net change in unrealized appreciation (depreciation)                 2,341,628             (5,792,893)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,386,500             (5,225,079)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,927,793              1,249,766
Cost of units redeemed                                              (1,637,170)            (1,531,907)
Account charges                                                       (559,888)              (610,524)
                                                             -----------------     ------------------
Increase (decrease)                                                   (269,265)              (892,665)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,117,235             (6,117,744)
Net assets, beginning                                                6,820,979             12,938,723
                                                             -----------------     ------------------
Net assets, ending                                           $       8,938,214              6,820,979
                                                             =================     ==================
Units sold                                                             243,375                139,814
Units redeemed                                                        (277,256)              (228,892)
                                                             -----------------     ------------------
Net increase (decrease)                                                (33,881)               (89,078)
Units outstanding, beginning                                           984,639              1,073,717
                                                             -----------------     ------------------
Units outstanding, ending                                              950,758                984,639
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  21,467,687
Cost of units redeemed                                                                    (10,907,137)
Account charges                                                                            (4,846,731)
Net investment income (loss)                                                                  791,084
Net realized gain (loss)                                                                      523,501
Realized gain distributions                                                                 4,380,497
Net change in unrealized appreciation (depreciation)                                       (2,470,687)
                                                                                        -------------
                                                                                        $   8,938,214
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     9.40          951     $    8,938            N/A          35.7%
12/31/08          6.93          985          6,821            N/A         -42.5%
12/31/07         12.05        1,074         12,939            N/A          17.6%
12/31/06         10.25        1,118         11,461            N/A          11.8%
12/31/05          9.17        1,051          9,642            N/A          17.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.4%
12/31/08           1.0%
12/31/07           1.0%
12/31/06           1.3%
12/31/05           0.3%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                Fidelity VIP Money Market Initial Class-922174107

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,475,149    $        1,475,149                1,475,149
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,475,149
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,475,149               996,309     $               1.48
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             14,008
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   14,008
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,008
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          14,008     $           61,840
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       14,008                 61,840
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               316,133                545,300
Cost of units redeemed                                                (829,278)              (245,724)
Account charges                                                       (121,456)              (127,566)
                                                             -----------------     ------------------
Increase (decrease)                                                   (634,601)               172,010
                                                             -----------------     ------------------
Net increase (decrease)                                               (620,593)               233,850
Net assets, beginning                                                2,095,742              1,861,892
                                                             -----------------     ------------------
Net assets, ending                                           $       1,475,149              2,095,742
                                                             =================     ==================
Units sold                                                             216,171                382,195
Units redeemed                                                        (645,537)              (261,428)
                                                             -----------------     ------------------
Net increase (decrease)                                               (429,366)               120,767
Units outstanding, beginning                                         1,425,675              1,304,908
                                                             -----------------     ------------------
Units outstanding, ending                                              996,309              1,425,675
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  18,522,873
Cost of units redeemed                                                                    (16,561,688)
Account charges                                                                              (930,521)
Net investment income (loss)                                                                  444,485
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $   1,475,149
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.48          996     $    1,475            N/A           0.7%
12/31/08          1.47        1,426          2,096            N/A           3.0%
12/31/07          1.43        1,305          1,862            N/A           5.2%
12/31/06          1.36        1,282          1,738            N/A           5.1%
12/31/05          1.29        1,278          1,649            N/A           3.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.8%
12/31/08           3.1%
12/31/07           5.2%
12/31/06           5.0%
12/31/05           3.0%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                  Fidelity VIP Overseas Initial Class-922174503

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,060,208    $        2,551,150                  136,890
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,060,208
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,060,208               309,354     $               6.66
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             38,986
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   38,986
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,302,533)
Realized gain distributions                                                                     7,672
Net change in unrealized appreciation (depreciation)                                        1,787,072
                                                                                 --------------------
Net gain (loss)                                                                               492,211
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            531,197
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          38,986     $          119,175
Net realized gain (loss)                                            (1,302,533)               116,915
Realized gain distributions                                              7,672                534,659
Net change in unrealized appreciation (depreciation)                 1,787,072             (3,123,675)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      531,197             (2,352,926)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,207,410              1,334,615
Cost of units redeemed                                              (2,557,854)            (1,164,834)
Account charges                                                       (183,807)              (303,590)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,534,251)              (133,809)
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,003,054)            (2,486,735)
Net assets, beginning                                                3,063,262              5,549,997
                                                             -----------------     ------------------
Net assets, ending                                           $       2,060,208              3,063,262
                                                             =================     ==================
Units sold                                                             213,171                189,272
Units redeemed                                                        (485,818)              (199,834)
                                                             -----------------     ------------------
Net increase (decrease)                                               (272,647)               (10,562)
Units outstanding, beginning                                           582,001                592,563
                                                             -----------------     ------------------
Units outstanding, ending                                              309,354                582,001
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  17,721,910
Cost of units redeemed                                                                    (14,652,636)
Account charges                                                                            (1,496,355)
Net investment income (loss)                                                                  430,336
Net realized gain (loss)                                                                     (415,839)
Realized gain distributions                                                                   963,734
Net change in unrealized appreciation (depreciation)                                         (490,942)
                                                                                        -------------
                                                                                        $   2,060,208
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.66          309     $    2,060            N/A          26.5%
12/31/08          5.26          582          3,063            N/A         -43.8%
12/31/07          9.37          593          5,550            N/A          17.4%
12/31/06          7.98          641          5,117            N/A          18.0%
12/31/05          6.76          471          3,184            N/A          19.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.5%
12/31/08           2.8%
12/31/07           3.4%
12/31/06           0.7%
12/31/05           0.6%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2005 Portfolio Initial Class-922174651

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $               76    $               73                        8
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $               76
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $               76                    13     $               5.95
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  2
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        2
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          304
Realized gain distributions                                                                       167
Net change in unrealized appreciation (depreciation)                                                3
                                                                                 --------------------
Net gain (loss)                                                                                   474
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                476
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               2     $                -
Net realized gain (loss)                                                   304                      -
Realized gain distributions                                                167                      -
Net change in unrealized appreciation (depreciation)                         3                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          476                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 6,918                      -
Cost of units redeemed                                                  (7,219)                     -
Account charges                                                            (99)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                       (400)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                     76                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $              76                      -
                                                             =================     ==================
Units sold                                                               1,508                      -
Units redeemed                                                          (1,495)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                     13                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                   13                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       7,389
Cost of units redeemed                                                                         (7,623)
Account charges                                                                                  (191)
Net investment income (loss)                                                                        8
Net realized gain (loss)                                                                          320
Realized gain distributions                                                                       170
Net change in unrealized appreciation (depreciation)                                                3
                                                                                        -------------
                                                                                        $          76
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.95            0     $        0            N/A          23.1%
12/31/08          4.83            0              0            N/A         -23.8%
12/31/07          6.35            0              0            N/A           8.7%
12/31/06          5.84            0              0            N/A           9.6%
12/31/05          5.33            0              0            N/A           6.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           5.3%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           5.6%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2010 Portfolio Initial Class-922174628

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           11,487    $           10,911                    1,175
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           11,487
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           11,487                  1,932    $               5.95
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                425
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                      425
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,435)
Realized gain distributions                                                                       130
Net change in unrealized appreciation (depreciation)                                            5,672
                                                                                 --------------------
Net gain (loss)                                                                                 2,367
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,792
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             425     $              397
Net realized gain (loss)                                                (3,435)                  (352)
Realized gain distributions                                                130                    595
Net change in unrealized appreciation (depreciation)                     5,672                 (4,582)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        2,792                 (3,942)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 5,133                     (2)
Cost of units redeemed                                                  (5,486)                   (40)
Account charges                                                         (2,031)                (1,659)
                                                             -----------------     ------------------
Increase (decrease)                                                     (2,384)                (1,701)
                                                             -----------------     ------------------
Net increase (decrease)                                                    408                 (5,643)
Net assets, beginning                                                   11,079                 16,722
                                                             -----------------     ------------------
Net assets, ending                                           $          11,487                 11,079
                                                             =================     ==================
Units sold                                                               1,139                      5
Units redeemed                                                          (1,523)                  (308)
                                                             -----------------     ------------------
Net increase (decrease)                                                   (384)                  (303)
Units outstanding, beginning                                             2,316                  2,619
                                                             -----------------     ------------------
Units outstanding, ending                                                1,932                  2,316
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      23,746
Cost of units redeemed                                                                         (6,198)
Account charges                                                                                (5,315)
Net investment income (loss)                                                                    1,256
Net realized gain (loss)                                                                       (3,620)
Realized gain distributions                                                                     1,042
Net change in unrealized appreciation (depreciation)                                              576
                                                                                        -------------
                                                                                        $      11,487
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.95            2     $       11            N/A          24.3%
12/31/08          4.78            2             11            N/A         -25.1%
12/31/07          6.38            3             17            N/A           8.7%
12/31/06          5.87            0              1            N/A          10.0%
12/31/05          5.34            0              0            N/A           6.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           3.8%
12/31/08           2.9%
12/31/07           4.5%
12/31/06           3.1%
12/31/05           0.5%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2015 Portfolio Initial Class-922174586

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          115,611    $          114,268                   11,821
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          115,611
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          115,611                19,205     $               6.02
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,858
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    3,858
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (373)
Realized gain distributions                                                                       784
Net change in unrealized appreciation (depreciation)                                            4,424
                                                                                 --------------------
Net gain (loss)                                                                                 4,835
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,693
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,858     $              247
Net realized gain (loss)                                                  (373)                (2,296)
Realized gain distributions                                                784                    558
Net change in unrealized appreciation (depreciation)                     4,424                 (3,409)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        8,693                 (4,900)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               104,933                  3,307
Cost of units redeemed                                                  (3,645)                (6,764)
Account charges                                                         (1,538)                  (875)
                                                             -----------------     ------------------
Increase (decrease)                                                     99,750                 (4,332)
                                                             -----------------     ------------------
Net increase (decrease)                                                108,443                 (9,232)
Net assets, beginning                                                    7,168                 16,400
                                                             -----------------     ------------------
Net assets, ending                                           $         115,611                  7,168
                                                             =================     ==================
Units sold                                                              18,745                    579
Units redeemed                                                          (1,032)                (1,578)
                                                             -----------------     ------------------
Net increase (decrease)                                                 17,713                   (999)
Units outstanding, beginning                                             1,492                  2,491
                                                             -----------------     ------------------
Units outstanding, ending                                               19,205                  1,492
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     126,821
Cost of units redeemed                                                                        (13,138)
Account charges                                                                                (3,608)
Net investment income (loss)                                                                    4,671
Net realized gain (loss)                                                                       (2,344)
Realized gain distributions                                                                     1,866
Net change in unrealized appreciation (depreciation)                                            1,343
                                                                                        -------------
                                                                                        $     115,611
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.02           19     $      116            N/A          25.3%
12/31/08          4.80            1              7            N/A         -27.0%
12/31/07          6.58            2             16            N/A           9.3%
12/31/06          6.02            2             12            N/A          10.9%
12/31/05          5.43            0              2            N/A           8.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           6.3%
12/31/08           2.1%
12/31/07           3.1%
12/31/06           1.4%
12/31/05           0.6%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2020 Portfolio Initial Class-922174552

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          165,511    $          186,185                   17,385
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          165,511
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          165,511                28,187     $               5.87
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              4,936
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    4,936
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,427)
Realized gain distributions                                                                     1,799
Net change in unrealized appreciation (depreciation)                                           37,605
                                                                                 --------------------
Net gain (loss)                                                                                33,977
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             38,913
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,936     $            4,308
Net realized gain (loss)                                                (5,427)                    38
Realized gain distributions                                              1,799                  5,495
Net change in unrealized appreciation (depreciation)                    37,605                (59,838)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       38,913                (49,997)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                87,986                157,011
Cost of units redeemed                                                 (83,058)                (6,729)
Account charges                                                         (6,565)                (6,937)
                                                             -----------------     ------------------
Increase (decrease)                                                     (1,637)               143,345
                                                             -----------------     ------------------
Net increase (decrease)                                                 37,276                 93,348
Net assets, beginning                                                  128,235                 34,887
                                                             -----------------     ------------------
Net assets, ending                                           $         165,511                128,235
                                                             =================     ==================
Units sold                                                              15,818                 25,639
Units redeemed                                                         (15,797)                (2,637)
                                                             -----------------     ------------------
Net increase (decrease)                                                     21                 23,002
Units outstanding, beginning                                            28,166                  5,164
                                                             -----------------     ------------------
Units outstanding, ending                                               28,187                 28,166
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     282,065
Cost of units redeemed                                                                        (91,933)
Account charges                                                                               (18,170)
Net investment income (loss)                                                                   10,396
Net realized gain (loss)                                                                       (4,706)
Realized gain distributions                                                                     8,533
Net change in unrealized appreciation (depreciation)                                          (20,674)
                                                                                        -------------
                                                                                        $     165,511
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.87           28     $      166            N/A          29.0%
12/31/08          4.55           28            128            N/A         -32.6%
12/31/07          6.76            5             35            N/A          10.2%
12/31/06          6.13            4             23            N/A          11.8%
12/31/05          5.48            2             13            N/A           9.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           3.4%
12/31/08           5.3%
12/31/07           2.5%
12/31/06           2.0%
12/31/05           1.0%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2025 Portfolio Initial Class-922174529

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           81,533    $           88,724                    8,767
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           81,533
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           81,533                13,895     $               5.87
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,394
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    2,394
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,830)
Realized gain distributions                                                                       886
Net change in unrealized appreciation (depreciation)                                           16,841
                                                                                 --------------------
Net gain (loss)                                                                                15,897
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             18,291
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,394     $            1,419
Net realized gain (loss)                                                (1,830)                (5,149)
Realized gain distributions                                                886                  3,614
Net change in unrealized appreciation (depreciation)                    16,841                (25,661)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       18,291                (25,777)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                88,121                 11,353
Cost of units redeemed                                                 (63,520)               (11,974)
Account charges                                                         (3,345)                (3,561)
                                                             -----------------     ------------------
Increase (decrease)                                                     21,256                 (4,182)
                                                             -----------------     ------------------
Net increase (decrease)                                                 39,547                (29,959)
Net assets, beginning                                                   41,986                 71,945
                                                             -----------------     ------------------
Net assets, ending                                           $          81,533                 41,986
                                                             =================     ==================
Units sold                                                              16,291                  1,986
Units redeemed                                                         (11,702)                (3,178)
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,589                 (1,192)
Units outstanding, beginning                                             9,306                 10,498
                                                             -----------------     ------------------
Units outstanding, ending                                               13,895                  9,306
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     175,231
Cost of units redeemed                                                                        (81,530)
Account charges                                                                                (9,771)
Net investment income (loss)                                                                    5,288
Net realized gain (loss)                                                                       (6,565)
Realized gain distributions                                                                     6,071
Net change in unrealized appreciation (depreciation)                                           (7,191)
                                                                                        -------------
                                                                                        $      81,533
                                                                                        =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.87           14     $       82            N/A          30.1%
12/31/08          4.51            9             42            N/A         -34.2%
12/31/07          6.85           10             72            N/A          10.5%
12/31/06          6.20            0              2            N/A          13.0%
12/31/05          5.49            0              2            N/A           9.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           3.9%
12/31/08           2.5%
12/31/07           3.9%
12/31/06           1.3%
12/31/05           0.6%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
           Fidelity VIP Freedom 2030 Portfolio Initial Class-922174487

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           59,033    $           47,833                    6,537
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           59,033
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           59,033                10,332     $               5.71
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,155
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    1,155
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (10,815)
Realized gain distributions                                                                       688
Net change in unrealized appreciation (depreciation)                                           28,198
                                                                                 --------------------
Net gain (loss)                                                                                18,071
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             19,226
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,155     $              906
Net realized gain (loss)                                               (10,815)               (12,576)
Realized gain distributions                                                688                  3,077
Net change in unrealized appreciation (depreciation)                    28,198                (17,138)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       19,226                (25,731)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                54,024                 42,258
Cost of units redeemed                                                 (39,198)               (22,647)
Account charges                                                         (3,970)                (4,162)
                                                             -----------------     ------------------
Increase (decrease)                                                     10,856                 15,449
                                                             -----------------     ------------------
Net increase (decrease)                                                 30,082                (10,282)
Net assets, beginning                                                   28,951                 39,233
                                                             -----------------     ------------------
Net assets, ending                                           $          59,033                 28,951
                                                             =================     ==================
Units sold                                                              12,114                  6,819
Units redeemed                                                          (8,453)                (5,749)
                                                             -----------------     ------------------
Net increase (decrease)                                                  3,661                  1,070
Units outstanding, beginning                                             6,671                  5,601
                                                             -----------------     ------------------
Units outstanding, ending                                               10,332                  6,671
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            148,805
Cost of units redeemed                                                                        (76,193)
Account charges                                                                               (11,959)
Net investment income (loss)                                                                    3,073
Net realized gain (loss)                                                                      (21,192)
Realized gain distributions                                                                     5,299
Net change in unrealized appreciation (depreciation)                                           11,200
                                                                                 --------------------
                                                                                 $             59,033
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.71           10     $       59            N/A          31.7%
12/31/08          4.34            7             29            N/A         -38.0%
12/31/07          7.00            6             39            N/A          11.4%
12/31/06          6.29            2             13            N/A          13.1%
12/31/05          5.56            0              0            N/A          11.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          2.6%
12/31/08          2.7%
12/31/07          3.1%
12/31/06          2.9%
12/31/05          0.4%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
          Fidelity VIP Freedom Income Portfolio Initial Class-922174685

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           50,489    $           48,450                    5,048
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           50,489
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           50,489                 8,324     $               6.07
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,682
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    1,682
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,113)
Realized gain distributions                                                                       560
Net change in unrealized appreciation (depreciation)                                            4,929
                                                                                 --------------------
Net gain (loss)                                                                                 4,376
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,058
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            1,682    $            1,044
Net realized gain (loss)                                                 (1,113)                 (127)
Realized gain distributions                                                 560                   206
Net change in unrealized appreciation (depreciation)                      4,929                (2,826)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        6,058                 (1,703)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 22,217                36,328
Cost of units redeemed                                                   (6,720)               (4,425)
Account charges                                                          (2,138)               (1,173)
                                                             -----------------     ------------------
Increase (decrease)                                                      13,359                30,730
                                                             -----------------     ------------------
Net increase (decrease)                                                  19,417                29,027
Net assets, beginning                                                    31,072                 2,045
                                                             -----------------     ------------------
Net assets, ending                                           $           50,489                31,072
                                                             =================     ==================
Units sold                                                                4,090                 6,553
Units redeemed                                                           (1,655)               (1,011)
                                                             -----------------     ------------------
Net increase (decrease)                                                   2,435                 5,542
Units outstanding, beginning                                              5,889                   347
                                                             -----------------     ------------------
Units outstanding, ending                                                 8,324                 5,889
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             62,648
Cost of units redeemed                                                                        (11,789)
Account charges                                                                                (4,820)
Net investment income (loss)                                                                    2,812
Net realized gain (loss)                                                                       (1,185)
Realized gain distributions                                                                       784
Net change in unrealized appreciation (depreciation)                                            2,039
                                                                                 --------------------
                                                                                 $             50,489
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.07            8     $       50            N/A          15.0%
12/31/08          5.28            6             31            N/A         -10.4%
12/31/07          5.89            0              2            N/A           6.2%
12/31/06          5.55            0              1            N/A           6.9%
12/31/05          5.19            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          4.1%
12/31/08          6.3%
12/31/07          5.3%
12/31/06          4.1%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
            Fidelity VIP Mid Cap Portfolio Service Class 2-922176805

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,243,628    $        1,034,917                   49,546
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,243,628
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,243,628               191,369     $               6.50
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              4,262
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    4,262
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        5,350
Realized gain distributions                                                                     5,634
Net change in unrealized appreciation (depreciation)                                          208,711
                                                                                 --------------------
Net gain (loss)                                                                               219,695
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            223,957
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $              4,262
Net realized gain (loss)                                                                        5,350
Realized gain distributions                                                                     5,634
Net change in unrealized appreciation (depreciation)                                          208,711
                                                                                 --------------------
Increase (decrease) in net assets from operations                                             223,957
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                    1,123,287
Cost of units redeemed                                                                        (57,188)
Account charges                                                                               (46,428)
                                                                                 --------------------
Increase (decrease)                                                                         1,019,671
                                                                                 --------------------
Net increase (decrease)                                                                     1,243,628
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $          1,243,628
                                                                                 ====================
Units sold                                                                                    209,728
Units redeemed                                                                                (18,359)
                                                                                 --------------------
Net increase (decrease)                                                                       191,369
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                     191,369
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,123,287
Cost of units redeemed/account charges                                                       (103,616)
Net investment income (loss)                                                                    4,262
Net realized gain (loss)                                                                        5,350
Realized gain distributions                                                                     5,634
Net change in unrealized appreciation (depreciation)                                          208,711
                                                                                 --------------------
                                                                                 $          1,243,628
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.50          191     $    1,244            N/A          30.0%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          0.7%

                AUL American Individual Variable Life Unit Trust
                               Franklin Templeton
         Franklin Templeton FTVIP Founding Funds Allocation 1-355150236

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           16,884    $           11,701                    2,361
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           16,884
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           16,884                 3,847     $               4.39
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                415
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                      415
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          215
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,169
                                                                                 --------------------
Net gain (loss)                                                                                 5,384
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,799
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             415   $                  -
Net realized gain (loss)                                                   215                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     5,169                     14
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        5,799                     14
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                12,236                    505
Cost of units redeemed                                                    (273)                     -
Account charges                                                         (1,397)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     10,566                    505
                                                             -----------------   --------------------
Net increase (decrease)                                                 16,365                    519
Net assets, beginning                                                      519                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          16,884                    519
                                                             =================   ====================
Units sold                                                               4,126                    154
Units redeemed                                                            (433)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                  3,693                    154
Units outstanding, beginning                                               154                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                3,847                    154
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             12,741
Cost of units redeemed                                                                           (273)
Account charges                                                                                (1,397)
Net investment income (loss)                                                                      415
Net realized gain (loss)                                                                          215
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,183
                                                                                 --------------------
                                                                                 $             16,884
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.39            4     $       17            N/A         30.5%
12/31/08          3.36            0              1            N/A        -32.7%
05/01/08          5.00            0              0            N/A          0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          4.8%
12/31/08          0.0%

                AUL American Individual Variable Life Unit Trust
                               Franklin Templeton
            Franklin Templeton Small Cap Value Securities 1-355150673

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            9,148    $            8,347                      703
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            9,148
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            9,148                 2,115     $               4.33
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                130
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                      130
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (738)
Realized gain distributions                                                                       303
Net change in unrealized appreciation (depreciation)                                              533
                                                                                 --------------------
Net gain (loss)                                                                                    98
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                228
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             130   $                  -
Net realized gain (loss)                                                  (738)                    (1)
Realized gain distributions                                                303                      -
Net change in unrealized appreciation (depreciation)                       533                    268
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                          228                    267
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                10,284                  3,612
Cost of units redeemed                                                  (4,783)                     -
Account charges                                                           (437)                   (23)
                                                             -----------------   --------------------
Increase (decrease)                                                      5,064                  3,589
                                                             -----------------   --------------------
Net increase (decrease)                                                  5,292                  3,856
Net assets, beginning                                                    3,856                      -
                                                             -----------------   --------------------
Net assets, ending                                           $           9,148                  3,856
                                                             =================   ====================
Units sold                                                               3,037                  1,155
Units redeemed                                                          (2,077)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                    960                  1,155
Units outstanding, beginning                                             1,155                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                2,115                  1,155
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             13,896
Cost of units redeemed                                                                         (4,783)
Account charges                                                                                  (460)
Net investment income (loss)                                                                      130
Net realized gain (loss)                                                                         (739)
Realized gain distributions                                                                       303
Net change in unrealized appreciation (depreciation)                                              801
                                                                                 --------------------
                                                                                 $              9,148
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.33            2     $        9            N/A          29.5%
12/31/08          3.34            1              4            N/A         -33.2%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           2.0%
12/31/08           0.0%

                AUL American Individual Variable Life Unit Trust
                               Franklin Templeton
                 Templeton Global Income Securities 1-355150707

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          101,408    $           98,689                    5,722
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          101,408
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          101,408                16,849     $               6.02
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              7,590
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    7,590
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           36
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,460
                                                                                 --------------------
Net gain (loss)                                                                                 2,496
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             10,086
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           7,590   $                  -
Net realized gain (loss)                                                    36                     (1)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,460                    259
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       10,086                    258
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                86,719                  7,140
Cost of units redeemed                                                    (116)                     -
Account charges                                                         (2,623)                   (56)
                                                             -----------------   --------------------
Increase (decrease)                                                     83,980                  7,084
                                                             -----------------   --------------------
Net increase (decrease)                                                 94,066                  7,342
Net assets, beginning                                                    7,342                      -
                                                             -----------------   --------------------
Net assets, ending                                           $         101,408                  7,342
                                                             =================   ====================
Units sold                                                              15,888                  1,451
Units redeemed                                                            (490)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                 15,398                  1,451
Units outstanding, beginning                                             1,451                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               16,849                  1,451
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             93,859
Cost of units redeemed                                                                           (116)
Account charges                                                                                (2,679)
Net investment income (loss)                                                                    7,590
Net realized gain (loss)                                                                           35
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,719
                                                                                 --------------------
                                                                                 $            101,408
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.02           17     $      101            N/A          19.0%
12/31/08          5.06            1              7            N/A           1.2%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09          14.0%
12/31/08           0.0%

                AUL American Individual Variable Life Unit Trust
                               Franklin Templeton
                FTVIP Templeton Foreign Securities Fund-355150392

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,408,869    $        1,943,588                  179,098
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,408,869
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,408,869              351,390      $               6.86
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       11,748
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          465,281
                                                                                 --------------------
Net gain (loss)                                                                               477,029
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            477,029
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                       11,748
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          465,281
                                                                                 --------------------
Increase (decrease) in net assets from operations                                             477,029
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                    2,136,844
Cost of units redeemed                                                                       (116,719)
Account charges                                                                               (88,285)
                                                                                 --------------------
Increase (decrease)                                                                         1,931,840
                                                                                 --------------------
Net increase (decrease)                                                                     2,408,869
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $          2,408,869
                                                                                 ====================
Units sold                                                                                    385,615
Units redeemed                                                                                (34,225)
                                                                                 --------------------
Net increase (decrease)                                                                       351,390
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                     351,390
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          2,136,844
Cost of units redeemed/account charges                                                       (205,004)
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                       11,748
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          465,281
                                                                                 --------------------
                                                                                 $          2,408,869
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.86          351     $    2,409            N/A          37.1%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%

                AUL American Individual Variable Life Unit Trust
                                      Janus
             Janus Aspen Flexible Bond Institutional Class-471021501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,462,860    $        6,828,881                  593,704
Receivables: investments sold                       18    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,462,878
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        7,462,878               780,294     $               9.56
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            371,142
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                  371,142
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       51,562
Realized gain distributions                                                                     8,268
Net change in unrealized appreciation (depreciation)                                          547,119
                                                                                 --------------------
Net gain (loss)                                                                               606,949
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            978,091
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         371,142     $          371,740
Net realized gain (loss)                                                51,562                (73,764)
Realized gain distributions                                              8,268                      -
Net change in unrealized appreciation (depreciation)                   547,119                185,054
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      978,091                483,030
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,034,936              2,507,679
Cost of units redeemed                                              (3,816,650)            (1,151,505)
Account charges                                                       (545,236)              (517,366)
                                                             -----------------     ------------------
Increase (decrease)                                                 (2,326,950)               838,808
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,348,859)             1,321,838
Net assets, beginning                                                8,811,737              7,489,899
                                                             -----------------     ------------------
Net assets, ending                                           $       7,462,878              8,811,737
                                                             =================     ==================
Units sold                                                             235,116                319,638
Units redeemed                                                        (497,924)              (216,560)
                                                             -----------------     ------------------
Net increase (decrease)                                               (262,808)               103,078
Units outstanding, beginning                                         1,043,102                940,024
                                                             -----------------     ------------------
Units outstanding, ending                                              780,294              1,043,102
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         14,637,978
Cost of units redeemed                                                                     (7,538,722)
Account charges                                                                            (2,084,660)
Net investment income (loss)                                                                1,720,189
Net realized gain (loss)                                                                      (22,213)
Realized gain distributions                                                                   116,327
Net change in unrealized appreciation (depreciation)                                          633,979
                                                                                 --------------------
                                                                                 $          7,462,878
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     9.56          780     $    7,463            N/A          13.2%
12/31/08          8.45        1,043          8,812            N/A           6.0%
12/31/07          7.97          940          7,490            N/A           7.0%
12/31/06          7.44          543          4,044            N/A           4.3%
12/31/05          7.14          393          2,804            N/A           2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           4.6%
12/31/08           4.6%
12/31/07           5.8%
12/31/06           5.3%
12/31/05           5.7%

                AUL American Individual Variable Life Unit Trust
                                      Janus
          Janus Aspen Worldwide Portfolio Institutional Class-471021303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,194,361    $        3,161,652                  122,015
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,194,361
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        3,194,361               638,082     $               5.01
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             39,944
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   39,944
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,254)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          888,851
                                                                                 --------------------
Net gain (loss)                                                                               880,597
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            920,541
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          39,944     $           47,551
Net realized gain (loss)                                                (8,254)               (17,382)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   888,851             (2,225,961)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      920,541             (2,195,792)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               572,935                662,086
Cost of units redeemed                                                (661,362)              (546,051)
Account charges                                                       (260,057)              (279,562)
                                                             -----------------     ------------------
Increase (decrease)                                                   (348,484)              (163,527)
                                                             -----------------     ------------------
Net increase (decrease)                                                572,057             (2,359,319)
Net assets, beginning                                                2,622,304              4,981,623
                                                             -----------------     ------------------
Net assets, ending                                           $       3,194,361              2,622,304
                                                             =================     ==================
Units sold                                                             137,351                133,990
Units redeemed                                                        (220,557)              (170,986)
                                                             -----------------     ------------------
Net increase (decrease)                                                (83,206)               (36,996)
Units outstanding, beginning                                           721,288                758,284
                                                             -----------------     ------------------
Units outstanding, ending                                              638,082                721,288
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         13,730,009
Cost of units redeemed                                                                     (6,843,695)
Account charges                                                                            (2,924,593)
Net investment income (loss)                                                                  507,546
Net realized gain (loss)                                                                   (1,307,615)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           32,709
                                                                                 --------------------
                                                                                 $          3,194,361
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.01          638     $    3,194            N/A          37.7%
12/31/08          3.64          721          2,622            N/A         -44.7%
12/31/07          6.57          758          4,982            N/A           9.6%
12/31/06          5.99          808          4,845            N/A          18.2%
12/31/05          5.07          875          4,435            N/A           5.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.4%
12/31/08           1.3%
12/31/07           0.8%
12/31/06           1.7%
12/31/05           1.4%

                AUL American Individual Variable Life Unit Trust
                                      Janus
            Janus Aspen Forty Portfolio Institutional Class-471021865

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           33,817    $           27,607                    1,006
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           33,817
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           33,817                 8,418     $               4.02
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  9
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        9
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (280)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            9,167
                                                                                 --------------------
Net gain (loss)                                                                                 8,887
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,896
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               9   $                  4
Net realized gain (loss)                                                  (280)                (2,854)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     9,167                 (2,957)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        8,896                 (5,807)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                 8,581                 32,143
Cost of units redeemed                                                    (515)                (8,019)
Account charges                                                         (1,245)                  (217)
                                                             -----------------   --------------------
Increase (decrease)                                                      6,821                 23,907
                                                             -----------------   --------------------
Net increase (decrease)                                                 15,717                 18,100
Net assets, beginning                                                   18,100                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          33,817                 18,100
                                                             =================   ====================
Units sold                                                               2,705                  9,439
Units redeemed                                                            (880)                (2,846)
                                                             -----------------   --------------------
Net increase (decrease)                                                  1,825                  6,593
Units outstanding, beginning                                             6,593                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                8,418                  6,593
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             40,724
Cost of units redeemed                                                                         (8,534)
Account charges                                                                                (1,462)
Net investment income (loss)                                                                       13
Net realized gain (loss)                                                                       (3,134)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,210
                                                                                 --------------------
                                                                                 $             33,817
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.02            8     $       34            N/A          46.3%
12/31/08          2.75            7             18            N/A         -45.1%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%

                AUL American Individual Variable Life Unit Trust
                                      Janus
       Janus Aspen International Growth Portfolio Service Class-471021667

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           26,086    $           23,714                      578
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           26,086
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           26,086                 3,624     $               7.20
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 29
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                       29
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           25
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,372
                                                                                 --------------------
Net gain (loss)                                                                                 2,397
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,426
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                 29
Net realized gain (loss)                                                                           25
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,372
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               2,426
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       24,032
Cost of units redeemed                                                                              -
Account charges                                                                                  (372)
                                                                                 --------------------
Increase (decrease)                                                                            23,660
                                                                                 --------------------
Net increase (decrease)                                                                        26,086
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             26,086
                                                                                 ====================
Units sold                                                                                      3,624
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                         3,624
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                       3,624
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             24,032
Cost of units redeemed/account charges                                                           (372)
Net investment income (loss)                                                                       29
Net realized gain (loss)                                                                           25
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,372
                                                                                 --------------------
                                                                                 $             26,086
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     7.20            4     $       26            N/A          44.0%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.2%

                AUL American Individual Variable Life Unit Trust
                                      Janus
                Janus Aspen Mid-Cap Value Service Class-471021451

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $               58    $               57                        4
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $               58
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $               58                     9     $               6.14
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                1
                                                                                 --------------------
Net gain (loss)                                                                                     1
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  1
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                1
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   1
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                           57
Cost of units redeemed                                                                              -
Account charges                                                                                     -
                                                                                 --------------------
Increase (decrease)                                                                                57
                                                                                 --------------------
Net increase (decrease)                                                                            58
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                 58
                                                                                 ====================
Units sold                                                                                          9
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             9
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           9
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                 57
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                1
                                                                                 --------------------
                                                                                 $                 58
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.14            0     $        0            N/A          22.9%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%

                AUL American Individual Variable Life Unit Trust
                                Neuberger Berman
                 Neuberger Berman AMT Regency I Class-641222708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          436,669    $          548,589                   35,617
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          436,669
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          436,669                53,285     $               8.20
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              7,151
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    7,151
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (38,639)
Realized gain distributions                                                                     6,032
Net change in unrealized appreciation (depreciation)                                          179,113
                                                                                 --------------------
Net gain (loss)                                                                               146,506
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            153,657
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           7,151     $            6,552
Net realized gain (loss)                                               (38,639)               (32,275)
Realized gain distributions                                              6,032                  1,210
Net change in unrealized appreciation (depreciation)                   179,113               (294,277)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      153,657               (318,790)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                43,683                 86,580
Cost of units redeemed                                                 (78,894)              (142,087)
Account charges                                                        (25,194)               (29,830)
                                                             -----------------     ------------------
Increase (decrease)                                                    (60,405)               (85,337)
                                                             -----------------     ------------------
Net increase (decrease)                                                 93,252               (404,127)
Net assets, beginning                                                  343,417                747,544
                                                             -----------------     ------------------
Net assets, ending                                           $         436,669                343,417
                                                             =================     ==================
Units sold                                                               7,228                 11,034
Units redeemed                                                         (15,360)               (22,053)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (8,132)               (11,019)
Units outstanding, beginning                                            61,417                 72,436
                                                             -----------------     ------------------
Units outstanding, ending                                               53,285                 61,417
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          2,618,010
Cost of units redeemed                                                                     (2,101,181)
Account charges                                                                              (244,851)
Net investment income (loss)                                                                   22,424
Net realized gain (loss)                                                                      106,592
Realized gain distributions                                                                   147,595
Net change in unrealized appreciation (depreciation)                                         (111,920)
                                                                                 --------------------
                                                                                 $            436,669
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.20           53     $      437            N/A          46.6%
12/31/08          5.59           61            343            N/A         -45.8%
12/31/07         10.32           72            748            N/A           3.3%
12/31/06          9.99          123          1,233            N/A          11.1%
12/31/05          8.99          198          1,777            N/A          12.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.8%
12/31/08           1.2%
12/31/07           0.3%
12/31/06           0.4%
12/31/05           0.1%

                AUL American Individual Variable Life Unit Trust
                                Neuberger Berman
             Neuberger Berman AMT Small Cap Growth S Class-641222880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          218,103    $          279,985                   21,278
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          218,103
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          218,103                38,234     $               5.70
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (43,486)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           88,995
                                                                                 --------------------
Net gain (loss)                                                                                45,509
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             45,509
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                               (43,486)                (3,557)
Realized gain distributions                                                  -                 11,793
Net change in unrealized appreciation (depreciation)                    88,995               (160,844)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       45,509               (152,608)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                23,747                 43,774
Cost of units redeemed                                                 (78,854)               (12,675)
Account charges                                                        (11,138)               (15,677)
                                                             -----------------     ------------------
Increase (decrease)                                                    (66,245)                15,422
                                                             -----------------     ------------------
Net increase (decrease)                                                (20,736)              (137,186)
Net assets, beginning                                                  238,839                376,025
                                                             -----------------     ------------------
Net assets, ending                                           $         218,103                238,839
                                                             =================     ==================
Units sold                                                               5,511                  7,329
Units redeemed                                                         (18,674)                (4,909)
                                                             -----------------     ------------------
Net increase (decrease)                                                (13,163)                 2,420
Units outstanding, beginning                                            51,397                 48,977
                                                             -----------------     ------------------
Units outstanding, ending                                               38,234                 51,397
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            878,222
Cost of units redeemed                                                                       (512,644)
Account charges                                                                              (102,761)
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                      (10,894)
Realized gain distributions                                                                    28,062
Net change in unrealized appreciation (depreciation)                                          (61,882)
                                                                                 --------------------
                                                                                 $            218,103
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.70           38     $      218            N/A          22.8%
12/31/08          4.65           51            239            N/A         -39.5%
12/31/07          7.68           49            376            N/A           0.5%
12/31/06          7.64           59            453            N/A           5.2%
12/31/05          7.26           52            381            N/A           3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.4%

                AUL American Individual Variable Life Unit Trust
                                Neuberger Berman
        Neuberger Berman Short Duration Bond Portfolio I Class-007575301

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          291,780    $          302,504                   26,005
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          291,780
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          291,780                52,764     $               5.53
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             22,381
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   22,381
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,198)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           20,897
                                                                                 --------------------
Net gain (loss)                                                                                12,699
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             35,080
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          22,381     $           25,602
Net realized gain (loss)                                                (8,198)              (133,463)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    20,897                (72,359)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       35,080               (180,220)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               139,268                838,445
Cost of units redeemed                                                 (70,978)            (3,663,595)
Account charges                                                        (13,669)               (97,636)
                                                             -----------------     ------------------
Increase (decrease)                                                     54,621             (2,922,786)
                                                             -----------------     ------------------
Net increase (decrease)                                                 89,701             (3,103,006)
Net assets, beginning                                                  202,079              3,305,085
                                                             -----------------     ------------------
Net assets, ending                                           $         291,780                202,079
                                                             =================     ==================
Units sold                                                              27,710                156,678
Units redeemed                                                         (16,359)              (701,631)
                                                             -----------------     ------------------
Net increase (decrease)                                                 11,351               (544,953)
Units outstanding, beginning                                            41,413                586,366
                                                             -----------------     ------------------
Units outstanding, ending                                               52,764                 41,413
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          6,926,546
Cost of units redeemed                                                                     (6,230,966)
Account charges                                                                              (548,248)
Net investment income (loss)                                                                  293,707
Net realized gain (loss)                                                                     (138,535)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (10,724)
                                                                                 --------------------
                                                                                 $            291,780
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.53           53     $      292            N/A          13.3%
12/31/08          4.88           41            202            N/A         -13.4%
12/31/07          5.64          586          3,305            N/A           4.8%
12/31/06          5.38          627          3,373            N/A           4.3%
12/31/05          5.16          422          2,176            N/A           1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           9.1%
12/31/08           1.5%
12/31/07           2.7%
12/31/06           3.5%
12/31/05           3.9%

                AUL American Individual Variable Life Unit Trust
                                Neuberger Berman
         Neuberger Berman AMT Mid-Cap Growth Portfolio S Class-641222856

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            1,505    $            1,464                       72
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            1,505
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            1,505                   237     $               6.36
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               41
                                                                                 --------------------
Net gain (loss)                                                                                    42
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 42
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               41
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                  42
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                        1,605
Cost of units redeemed                                                                              -
Account charges                                                                                  (142)
                                                                                 --------------------
Increase (decrease)                                                                             1,463
                                                                                 --------------------
Net increase (decrease)                                                                         1,505
                                                                                 --------------------
Net assets, ending                                                               $              1,505
                                                                                 ====================
Units sold                                                                                        454
Units redeemed                                                                                   (217)
                                                                                 --------------------
Net increase (decrease)                                                                           237
                                                                                 --------------------
Units outstanding, ending                                                                         237
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $              1,605
Cost of units redeemed/account charges                                                           (142)
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               41
                                                                                 --------------------
                                                                                 $              1,505
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.36            0     $        2            N/A          27.2%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%

                AUL American Individual Variable Life Unit Trust
                                     Pioneer
                  Pioneer Fund VCT Portfolio Class I-724027875

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,641,049    $        5,328,611                  236,788
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,641,049
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        4,641,049             1,093,372     $               4.24
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             67,732
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   67,732
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (114,391)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          969,355
                                                                                 --------------------
Net gain (loss)                                                                               854,964
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            922,696
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          67,732     $           66,884
Net realized gain (loss)                                              (114,391)                25,421
Realized gain distributions                                                  -                134,127
Net change in unrealized appreciation (depreciation)                   969,355             (1,691,819)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      922,696             (1,465,387)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,657,817              1,748,193
Cost of units redeemed                                                (687,014)              (401,167)
Account charges                                                       (297,484)              (275,124)
                                                             -----------------     ------------------
Increase (decrease)                                                    673,319              1,071,902
                                                             -----------------     ------------------
Net increase (decrease)                                              1,596,015               (393,485)
Net assets, beginning                                                3,045,034              3,438,519
                                                             -----------------     ------------------
Net assets, ending                                           $       4,641,049              3,045,034
                                                             =================     ==================
Units sold                                                             476,265                396,008
Units redeemed                                                        (281,039)              (164,529)
                                                             -----------------     ------------------
Net increase (decrease)                                                195,226                231,479
Units outstanding, beginning                                           898,146                666,667
                                                             -----------------     ------------------
Units outstanding, ending                                            1,093,372                898,146
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          7,887,190
Cost of units redeemed                                                                     (1,739,232)
Account charges                                                                              (976,031)
Net investment income (loss)                                                                  199,863
Net realized gain (loss)                                                                     (177,306)
Realized gain distributions                                                                   134,127
Net change in unrealized appreciation (depreciation)                                         (687,562)
                                                                                 --------------------
                                                                                 $          4,641,049
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.24        1,093     $    4,641            N/A          25.2%
12/31/08          3.39          898          3,045            N/A         -34.3%
12/31/07          5.16          666          3,438            N/A           5.0%
12/31/06          4.91          149            733            N/A          16.7%
12/31/05          4.21          136            573            N/A           6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.8%
12/31/08           2.1%
12/31/07           1.3%
12/31/06           1.3%
12/31/05           1.3%

                AUL American Individual Variable Life Unit Trust
                                     Pioneer
             Pioneer Fund Growth Opportunities VCT Class I-724027230

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,577,330    $        1,868,870                   82,410
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,577,330
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,577,330               222,833     $               7.08
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (133,794)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          657,250
                                                                                 --------------------
Net gain (loss)                                                                               523,456
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            523,456
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                              (133,794)               (69,013)
Realized gain distributions                                                  -                162,542
Net change in unrealized appreciation (depreciation)                   657,250               (807,624)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      523,456               (714,095)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               163,256                235,606
Cost of units redeemed                                                (277,782)              (215,974)
Account charges                                                        (93,615)              (101,950)
                                                             -----------------     ------------------
Increase (decrease)                                                   (208,141)               (82,318)
                                                             -----------------     ------------------
Net increase (decrease)                                                315,315               (796,413)
Net assets, beginning                                                1,262,015              2,058,428
                                                             -----------------     ------------------
Net assets, ending                                           $       1,577,330              1,262,015
                                                             =================     ==================
Units sold                                                              29,328                 38,112
Units redeemed                                                         (64,231)               (51,566)
                                                             -----------------     ------------------
Net increase (decrease)                                                (34,903)               (13,454)
Units outstanding, beginning                                           257,736                271,190
                                                             -----------------     ------------------
Units outstanding, ending                                              222,833                257,736
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          4,851,005
Cost of units redeemed                                                                     (2,725,713)
Account charges                                                                            (1,027,289)
Net investment income (loss)                                                                   79,300
Net realized gain (loss)                                                                      219,136
Realized gain distributions                                                                   472,431
Net change in unrealized appreciation (depreciation)                                         (291,540)
                                                                                 --------------------
                                                                                 $          1,577,330
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     7.08          223     $    1,577            N/A          44.6%
12/31/08          4.90          258          1,262            N/A         -35.5%
12/31/07          7.59          271          2,058            N/A          -3.9%
12/31/06          7.89          296          2,339            N/A           5.5%
12/31/05          7.48          315          2,356            N/A           6.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                     Pioneer
                 Pioneer Emerging Markets VCT Class I-724027867

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          970,575    $          971,144                   35,500
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          970,575
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          970,575               248,170     $               3.91
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              8,318
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    8,318
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (27,348)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          398,118
                                                                                 --------------------
Net gain (loss)                                                                               370,770
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            379,088
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           8,318   $                  -
Net realized gain (loss)                                               (27,348)               (12,821)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   398,118               (398,687)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      379,088               (411,508)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               307,413                889,533
Cost of units redeemed                                                 (76,357)               (27,261)
Account charges                                                        (63,040)               (27,293)
                                                             -----------------   --------------------
Increase (decrease)                                                    168,016                834,979
                                                             -----------------   --------------------
Net increase (decrease)                                                547,104                423,471
Net assets, beginning                                                  423,471                      -
                                                             -----------------   --------------------
Net assets, ending                                           $         970,575                423,471
                                                             =================   ====================
Units sold                                                             109,314                209,126
Units redeemed                                                         (50,247)               (20,023)
                                                             -----------------   --------------------
Net increase (decrease)                                                 59,067                189,103
Units outstanding, beginning                                           189,103                      -
                                                             -----------------   --------------------
Units outstanding, ending                                              248,170                189,103
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,196,946
Cost of units redeemed                                                                       (103,618)
Account charges                                                                               (90,333)
Net investment income (loss)                                                                    8,318
Net realized gain (loss)                                                                      (40,169)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (569)
                                                                                 --------------------
                                                                                 $            970,575
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.91          248     $      971            N/A          74.6%
12/31/08          2.24          189            423            N/A         -55.2%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.2%
12/31/08           0.0%

                AUL American Individual Variable Life Unit Trust
                                     Pioneer
             Pioneer Equity Income VCT Portfolio Series II-724027826

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              146    $              145                        8
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              146
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $              146                    24     $               6.16
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                1
                                                                                 --------------------
Net gain (loss)                                                                                     1
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  1
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                1
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   1
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                          150
Cost of units redeemed                                                                              -
Account charges                                                                                    (5)
                                                                                 --------------------
Increase (decrease)                                                                               145
                                                                                 --------------------
Net increase (decrease)                                                                           146
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                146
                                                                                 ====================
Units sold                                                                                         24
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                            24
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                          24
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                150
Cost of units redeemed/account charges                                                             (5)
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                1
                                                                                 --------------------
                                                                                 $                146
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.16            0     $        0            N/A          23.1%
05/01/09          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%

                AUL American Individual Variable Life Unit Trust
                                      Royce
               Royce Small Cap Portfolio Investor Class-78080T105

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           27,784    $           24,179                    3,201
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           27,784
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           27,784                 5,797     $               4.79
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          730
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,081
                                                                                 --------------------
Net gain (loss)                                                                                 4,811
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,811
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -   $                 16
Net realized gain (loss)                                                   730                    (25)
Realized gain distributions                                                  -                    202
Net change in unrealized appreciation (depreciation)                     4,081                   (476)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        4,811                   (283)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                33,076                  7,230
Cost of units redeemed                                                 (15,840)                     -
Account charges                                                         (1,109)                  (101)
                                                             -----------------   --------------------
Increase (decrease)                                                     16,127                  7,129
                                                             -----------------   --------------------
Net increase (decrease)                                                 20,938                  6,846
Net assets, beginning                                                    6,846                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          27,784                  6,846
                                                             =================   ====================
Units sold                                                               8,190                  1,931
Units redeemed                                                          (4,324)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                  3,866                  1,931
Units outstanding, beginning                                             1,931                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                5,797                  1,931
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             40,306
Cost of units redeemed                                                                        (15,840)
Account charges                                                                                (1,210)
Net investment income (loss)                                                                       16
Net realized gain (loss)                                                                          705
Realized gain distributions                                                                       202
Net change in unrealized appreciation (depreciation)                                            3,605
                                                                                 --------------------
                                                                                 $             27,784
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.79            6     $       28            N/A          35.2%
12/31/08          3.54            2              7            N/A         -29.1%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.5%

                AUL American Individual Variable Life Unit Trust
                                  T. Rowe Price
               T. Rowe Price Blue Chip Growth Portfolio-77954T506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,606,451    $        1,326,696                  166,644
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,606,451
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,606,451               279,598     $               5.75
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (17,177)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          322,056
                                                                                 --------------------
Net gain (loss)                                                                               304,879
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            304,879
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $              121
Net realized gain (loss)                                               (17,177)               (12,672)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   322,056                (47,056)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      304,879                (59,607)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,559,897                181,075
Cost of units redeemed                                                (281,007)              (133,331)
Account charges                                                        (59,883)                (8,126)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,219,007                 39,618
                                                             -----------------     ------------------
Net increase (decrease)                                              1,523,886                (19,989)
Net assets, beginning                                                   82,565                102,554
                                                             -----------------     ------------------
Net assets, ending                                           $       1,606,451                 82,565
                                                             =================     ==================
Units sold                                                             323,572                 29,508
Units redeemed                                                         (64,406)               (23,667)
                                                             -----------------     ------------------
Net increase (decrease)                                                259,166                  5,841
Units outstanding, beginning                                            20,432                 14,591
                                                             -----------------     ------------------
Units outstanding, ending                                              279,598                 20,432
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          2,020,428
Cost of units redeemed                                                                       (598,949)
Account charges                                                                               (76,684)
Net investment income (loss)                                                                    1,140
Net realized gain (loss)                                                                      (19,239)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          279,755
                                                                                 --------------------
                                                                                 $          1,606,451
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.75          280     $    1,606            N/A          42.2%
12/31/08          4.04           20             83            N/A         -42.5%
12/31/07          7.03           15            103            N/A          12.7%
12/31/06          6.23           32            202            N/A           9.8%
12/31/05          5.68            3             15            N/A          13.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.1%
12/31/07           0.3%
12/31/06           0.5%
12/31/05           0.2%

                AUL American Individual Variable Life Unit Trust
                                  T. Rowe Price
                 T. Rowe Price Equity Income Portfolio-77954T100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,714,547    $        7,203,968                  323,770
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,714,547
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        5,714,547               743,705     $               7.68
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            101,066
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                  101,066
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (365,010)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,474,571
                                                                                 --------------------
Net gain (loss)                                                                             1,109,561
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,210,627
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         101,066     $          166,743
Net realized gain (loss)                                              (365,010)              (226,617)
Realized gain distributions                                                  -                226,478
Net change in unrealized appreciation (depreciation)                 1,474,571             (3,193,776)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,210,627             (3,027,172)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               717,124                764,325
Cost of units redeemed                                                (854,639)            (1,172,089)
Account charges                                                       (392,025)              (427,392)
                                                             -----------------     ------------------
Increase (decrease)                                                   (529,540)              (835,156)
                                                             -----------------     ------------------
Net increase (decrease)                                                681,087             (3,862,328)
Net assets, beginning                                                5,033,460              8,895,789
                                                             -----------------     ------------------
Net assets, ending                                           $       5,714,547              5,033,460
                                                             =================     ==================
Units sold                                                             121,464                107,517
Units redeemed                                                        (200,535)              (213,796)
                                                             -----------------     ------------------
Net increase (decrease)                                                (79,071)              (106,279)
Units outstanding, beginning                                           822,776                929,055
                                                             -----------------     ------------------
Units outstanding, ending                                              743,705                822,776
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         16,393,226
Cost of units redeemed                                                                     (8,888,365)
Account charges                                                                            (3,555,134)
Net investment income (loss)                                                                1,157,300
Net realized gain (loss)                                                                      703,180
Realized gain distributions                                                                 1,393,761
Net change in unrealized appreciation (depreciation)                                       (1,489,421)
                                                                                 --------------------
                                                                                 $          5,714,547
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     7.68          744     $    5,715            N/A          25.6%
12/31/08          6.12          823          5,033            N/A         -36.1%
12/31/07          9.58          929          8,896            N/A           3.3%
12/31/06          9.27        1,033          9,582            N/A          19.0%
12/31/05          7.79          987          7,690            N/A           3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.9%
12/31/08           2.4%
12/31/07           1.7%
12/31/06           2.9%
12/31/05           2.0%

                AUL American Individual Variable Life Unit Trust
                                  T. Rowe Price
               T. Rowe Price Limited-Term Bond Portfolio-77954R104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,801,203    $        4,686,077                  952,619
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,801,203
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        4,801,203               600,043     $               8.00
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            171,837
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                  171,837
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,345
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          215,366
                                                                                 --------------------
Net gain (loss)                                                                               219,711
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            391,548
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         171,837     $          149,075
Net realized gain (loss)                                                 4,345                (12,271)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   215,366                (98,525)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      391,548                 38,279
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               912,913              3,620,984
Cost of units redeemed                                              (1,303,331)              (620,758)
Account charges                                                       (303,078)              (214,839)
                                                             -----------------     ------------------
Increase (decrease)                                                   (693,496)             2,785,387
                                                             -----------------     ------------------
Net increase (decrease)                                               (301,948)             2,823,666
Net assets, beginning                                                5,103,151              2,279,485
                                                             -----------------     ------------------
Net assets, ending                                           $       4,801,203              5,103,151
                                                             =================     ==================
Units sold                                                             121,018                490,844
Units redeemed                                                        (211,692)              (113,451)
                                                             -----------------     ------------------
Net increase (decrease)                                                (90,674)               377,393
Units outstanding, beginning                                           690,717                313,324
                                                             -----------------     ------------------
Units outstanding, ending                                              600,043                690,717
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         10,129,797
Cost of units redeemed                                                                     (5,060,517)
Account charges                                                                            (1,041,602)
Net investment income (loss)                                                                  722,027
Net realized gain (loss)                                                                      (63,628)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          115,126
                                                                                 --------------------
                                                                                 $          4,801,203
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.00          600     $    4,801            N/A           8.3%
12/31/08          7.39          691          5,103            N/A           1.6%
12/31/07          7.28          313          2,279            N/A           5.5%
12/31/06          6.90          302          2,083            N/A           4.0%
12/31/05          6.63          303          2,009            N/A           1.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           3.5%
12/31/08           4.0%
12/31/07           4.2%
12/31/06           4.0%
12/31/05           2.2%

                AUL American Individual Variable Life Unit Trust
                                  T. Rowe Price
                T. Rowe Price Mid-Cap Growth Portfolio-77954T407

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,433,670    $        2,715,259                  120,419
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,433,670
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,433,670               299,120     $               8.14
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (85,475)
Realized gain distributions                                                                     2,412
Net change in unrealized appreciation (depreciation)                                          881,990
                                                                                 --------------------
Net gain (loss)                                                                               798,927
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            798,927
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                               (85,475)                47,336
Realized gain distributions                                              2,412                145,058
Net change in unrealized appreciation (depreciation)                   881,990             (1,473,194)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      798,927             (1,280,800)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               193,522                270,954
Cost of units redeemed                                                (316,765)              (356,452)
Account charges                                                       (126,923)              (143,930)
                                                             -----------------     ------------------
Increase (decrease)                                                   (250,166)              (229,428)
                                                             -----------------     ------------------
Net increase (decrease)                                                548,761             (1,510,228)
Net assets, beginning                                                1,884,909              3,395,137
                                                             -----------------     ------------------
Net assets, ending                                           $       2,433,670              1,884,909
                                                             =================     ==================
Units sold                                                              30,408                 40,042
Units redeemed                                                         (68,713)               (68,760)
                                                             -----------------     ------------------
Net increase (decrease)                                                (38,305)               (28,718)
Units outstanding, beginning                                           337,425                366,143
                                                             -----------------     ------------------
Units outstanding, ending                                              299,120                337,425
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          5,282,634
Cost of units redeemed                                                                     (3,139,600)
Account charges                                                                            (1,106,992)
Net investment income (loss)                                                                    8,538
Net realized gain (loss)                                                                      607,225
Realized gain distributions                                                                 1,063,454
Net change in unrealized appreciation (depreciation)                                         (281,589)
                                                                                 --------------------
                                                                                 $          2,433,670
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     8.14          299     $    2,434            N/A          45.6%
12/31/08          5.59          337          1,885            N/A         -39.8%
12/31/07          9.27          366          3,395            N/A          17.5%
12/31/06          7.89          396          3,122            N/A           6.6%
12/31/05          7.40          436          3,228            N/A          14.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.0%
12/31/08           0.0%
12/31/07           0.2%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                     Timothy
                 Timothy Conservative Growth Variable-887432714

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          401,597    $          475,014                   40,729
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          401,597
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          401,597                70,573     $               5.69
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              6,475
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    6,475
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (22,780)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           90,328
                                                                                 --------------------
Net gain (loss)                                                                                67,548
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             74,023
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           6,475     $            9,902
Net realized gain (loss)                                               (22,780)               (12,654)
Realized gain distributions                                                  -                 30,950
Net change in unrealized appreciation (depreciation)                    90,328               (179,159)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       74,023               (150,961)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                  (261)               199,957
Cost of units redeemed                                                 (10,606)              (108,440)
Account charges                                                        (12,742)               (13,404)
                                                             -----------------     ------------------
Increase (decrease)                                                    (23,609)                78,113
                                                             -----------------     ------------------
Net increase (decrease)                                                 50,414                (72,848)
Net assets, beginning                                                  351,183                424,031
                                                             -----------------     ------------------
Net assets, ending                                           $         401,597                351,183
                                                             =================     ==================
Units sold                                                               2,010                 32,800
Units redeemed                                                          (7,223)               (22,414)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (5,213)                10,386
Units outstanding, beginning                                            75,786                 65,400
                                                             -----------------     ------------------
Units outstanding, ending                                               70,573                 75,786
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            671,401
Cost of units redeemed                                                                       (182,900)
Account charges                                                                               (45,509)
Net investment income (loss)                                                                   22,071
Net realized gain (loss)                                                                      (33,379)
Realized gain distributions                                                                    43,330
Net change in unrealized appreciation (depreciation)                                          (73,417)
                                                                                 --------------------
                                                                                 $            401,597
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.69           71     $      402            N/A          22.8%
12/31/08          4.63           76            351            N/A         -28.5%
12/31/07          6.48           65            424            N/A           8.8%
12/31/06          5.96           34            204            N/A           9.2%
12/31/05          5.46           21            114            N/A           9.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.7%
12/31/08           2.6%
12/31/07           0.0%
12/31/06           3.5%
12/31/05           0.3%

                AUL American Individual Variable Life Unit Trust
                                     Timothy
                   Timothy Strategic Growth Variable-887432722

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          390,716    $          444,339                   47,359
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          390,716
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          390,716                72,789     $               5.37
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,388
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    2,388
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (31,593)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          108,657
                                                                                 --------------------
Net gain (loss)                                                                                77,064
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             79,452
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,388     $            4,469
Net realized gain (loss)                                               (31,593)                (5,280)
Realized gain distributions                                                  -                 34,372
Net change in unrealized appreciation (depreciation)                   108,657               (168,106)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       79,452               (134,545)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               187,785                143,111
Cost of units redeemed                                                 (83,085)               (18,661)
Account charges                                                        (25,086)               (21,525)
                                                             -----------------     ------------------
Increase (decrease)                                                     79,614                102,925
                                                             -----------------     ------------------
Net increase (decrease)                                                159,066                (31,620)
Net assets, beginning                                                  231,650                263,270
                                                             -----------------     ------------------
Net assets, ending                                           $         390,716                231,650
                                                             =================     ==================
Units sold                                                              44,939                 24,275
Units redeemed                                                         (28,028)                (6,785)
                                                             -----------------     ------------------
Net increase (decrease)                                                 16,911                 17,490
Units outstanding, beginning                                            55,878                 38,388
                                                             -----------------     ------------------
Units outstanding, ending                                               72,789                 55,878
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            659,830
Cost of units redeemed                                                                       (168,362)
Account charges                                                                               (65,603)
Net investment income (loss)                                                                    8,084
Net realized gain (loss)                                                                      (35,801)
Realized gain distributions                                                                    46,191
Net change in unrealized appreciation (depreciation)                                          (53,623)
                                                                                 --------------------
                                                                                 $            390,716
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.37           73     $      391            N/A          29.5%
12/31/08          4.15           56            232            N/A         -39.6%
12/31/07          6.86           38            263            N/A          10.1%
12/31/06          6.23            9             59            N/A           9.9%
12/31/05          5.67            4             20            N/A          13.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.8%
12/31/08           1.8%
12/31/07           0.0%
12/31/06           3.1%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                    Vanguard
                 Vanguard VIF Mid Cap Index Portfolio-921925855

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,806,979    $        2,101,458                  150,331
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,806,979
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,806,979               308,960     $               5.85
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             29,911
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   29,911
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (455,379)
Realized gain distributions                                                                    74,778
Net change in unrealized appreciation (depreciation)                                          890,296
                                                                                 --------------------
Net gain (loss)                                                                               509,695
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            539,606
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          29,911     $           24,372
Net realized gain (loss)                                              (455,379)               (34,482)
Realized gain distributions                                             74,778                214,478
Net change in unrealized appreciation (depreciation)                   890,296             (1,170,911)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      539,606               (966,543)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               778,232              1,043,188
Cost of units redeemed                                                (876,146)              (252,650)
Account charges                                                       (116,154)              (124,331)
                                                             -----------------     ------------------
Increase (decrease)                                                   (214,068)               666,207
                                                             -----------------     ------------------
Net increase (decrease)                                                325,538               (300,336)
Net assets, beginning                                                1,481,441              1,781,777
                                                             -----------------     ------------------
Net assets, ending                                           $       1,806,979              1,481,441
                                                             =================     ==================
Units sold                                                             163,800                175,640
Units redeemed                                                        (210,402)               (68,904)
                                                             -----------------     ------------------
Net increase (decrease)                                                (46,602)               106,736
Units outstanding, beginning                                           355,562                248,826
                                                             -----------------     ------------------
Units outstanding, ending                                              308,960                355,562
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          3,969,591
Cost of units redeemed                                                                     (1,534,162)
Account charges                                                                              (387,828)
Net investment income (loss)                                                                   73,865
Net realized gain (loss)                                                                     (460,780)
Realized gain distributions                                                                   440,772
Net change in unrealized appreciation (depreciation)                                         (294,479)
                                                                                 --------------------
                                                                                 $          1,806,979
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.85          309     $    1,807            N/A          40.4%
12/31/08          4.17          356          1,481            N/A         -41.8%
12/31/07          7.16          249          1,782            N/A           6.1%
12/31/06          6.75          165          1,113            N/A          13.8%
12/31/05          5.93           40            240            N/A          18.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.8%
12/31/08           1.5%
12/31/07           1.1%
12/31/06           0.4%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                    Vanguard
              Vanguard VIF Small Company Growth Portfolio-921925889

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          231,617    $          213,983                   17,207
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          231,617
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          231,617                40,350     $               5.74
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,743
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                    1,743
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (10,312)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           68,541
                                                                                 --------------------
Net gain (loss)                                                                                58,229
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             59,972
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,743     $            6,501
Net realized gain (loss)                                               (10,312)              (277,784)
Realized gain distributions                                                  -                101,423
Net change in unrealized appreciation (depreciation)                    68,541                 (4,597)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       59,972               (174,457)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               464,817                270,481
Cost of units redeemed                                                (414,508)            (1,042,953)
Account charges                                                        (13,229)               (44,187)
                                                             -----------------     ------------------
Increase (decrease)                                                     37,080               (816,659)
                                                             -----------------     ------------------
Net increase (decrease)                                                 97,052               (991,116)
Net assets, beginning                                                  134,565              1,125,681
                                                             -----------------     ------------------
Net assets, ending                                           $         231,617                134,565
                                                             =================     ==================
Units sold                                                              87,178                 48,773
Units redeemed                                                         (79,501)              (181,541)
                                                             -----------------     ------------------
Net increase (decrease)                                                  7,677               (132,768)
Units outstanding, beginning                                            32,673                165,441
                                                             -----------------     ------------------
Units outstanding, ending                                               40,350                 32,673
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          2,099,189
Cost of units redeemed                                                                     (1,614,373)
Account charges                                                                              (107,036)
Net investment income (loss)                                                                    9,388
Net realized gain (loss)                                                                     (299,954)
Realized gain distributions                                                                   126,769
Net change in unrealized appreciation (depreciation)                                           17,634
                                                                                 --------------------
                                                                                 $            231,617
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.74           40     $      232            N/A          39.4%
12/31/08          4.12           33            135            N/A         -39.5%
12/31/07          6.80          165          1,126            N/A           3.8%
12/31/06          6.56           21            140            N/A          10.2%
12/31/05          5.95            1              3            N/A          19.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.0%
12/31/08           1.0%
12/31/07           0.1%
12/31/06           0.5%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                    Vanguard
            Vanguard VIF Total Bond Market Index Portfolio-921925202

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,489,977    $        1,430,747                  126,591
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,489,977
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,489,977               235,909     $               6.32
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             16,857
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                   16,857
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,967
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           47,816
                                                                                 --------------------
Net gain (loss)                                                                                50,783
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             67,640
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          16,857     $            8,726
Net realized gain (loss)                                                 2,967                  1,309
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    47,816                  6,271
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       67,640                 16,306
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,513,840                272,555
Cost of units redeemed                                                (410,492)               (58,554)
Account charges                                                        (54,705)               (18,562)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,048,643                195,439
                                                             -----------------     ------------------
Net increase (decrease)                                              1,116,283                211,745
Net assets, beginning                                                  373,694                161,949
                                                             -----------------     ------------------
Net assets, ending                                           $       1,489,977                373,694
                                                             =================     ==================
Units sold                                                             248,078                 50,421
Units redeemed                                                         (74,851)               (16,324)
                                                             -----------------     ------------------
Net increase (decrease)                                                173,227                 34,097
Units outstanding, beginning                                            62,682                 28,585
                                                             -----------------     ------------------
Units outstanding, ending                                              235,909                 62,682
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,948,046
Cost of units redeemed                                                                       (468,981)
Account charges                                                                               (81,943)
Net investment income (loss)                                                                   28,490
Net realized gain (loss)                                                                        5,135
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           59,230
                                                                                 --------------------
                                                                                 $          1,489,977
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     6.32          236     $    1,490            N/A           5.9%
12/31/08          5.96           63            374            N/A           5.2%
12/31/07          5.67           29            162            N/A           6.9%
12/31/06          5.30           10             54            N/A           4.3%
12/31/05          5.08            1              3            N/A           1.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           1.8%
12/31/08           3.3%
12/31/07           2.2%
12/31/06           1.9%
12/31/05           0.0%

                AUL American Individual Variable Life Unit Trust
                                    Vanguard
                    Vanguard VIF Diversified Value-921925871

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,319,679    $        1,068,256                  114,257
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,319,679
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,319,679               301,816     $               4.37
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                487
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                      487
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        6,850
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          251,423
                                                                                 --------------------
Net gain (loss)                                                                               258,273
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            258,760
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             487   $                  -
Net realized gain (loss)                                                 6,850                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   251,423                      -
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      258,760                      -
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             1,184,299                      -
Cost of units redeemed                                                 (74,921)                     -
Account charges                                                        (48,459)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                  1,060,919                      -
                                                             -----------------   --------------------
Net increase (decrease)                                              1,319,679                      -
Net assets, beginning                                                        -                      -
                                                             -----------------   --------------------
Net assets, ending                                           $       1,319,679                      -
                                                             =================   ====================
Units sold                                                             334,753                      -
Units redeemed                                                         (32,937)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                301,816                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------   --------------------
Units outstanding, ending                                              301,816                      -
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,184,299
Cost of units redeemed                                                                        (74,921)
Account charges                                                                               (48,459)
Net investment income (loss)                                                                      487
Net realized gain (loss)                                                                        6,850
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          251,423
                                                                                 --------------------
                                                                                 $          1,319,679
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.37          302     $    1,320            N/A          27.1%
12/31/08          3.44            0              0            N/A         -31.1%
05/01/08          5.00            0              0            N/A           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/09           0.1%
12/31/08           0.0%

                AUL American Individual Variable Life Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies

The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

Mutual Fund                                            Referred to as
OneAmerica Funds, Inc.                                 OneAmerica

Fidelity Variable Insurance Products Fund              Fidelity
Fidelity Variable Insurance Products Freedom Funds

American Century Variable Portfolios, Inc.             American Century

Alger Portfolios                                       Alger

T. Rowe Price Equity Series, Inc.                      T. Rowe Price
T. Rowe Price Fixed Income Series, Inc.

Janus Aspen Series                                     Janus

Pioneer Variable Contracts Trust                       Pioneer

AIM Variable Insurance Funds                           AIM

Neuberger Berman Advisers Management Trust             Neuberger Berman

Calvert Variable Series, Inc.                          Calvert

Dreyfus Investment Portfolios                          Dreyfus
Dreyfus Variable Investment Fund

Vanguard Variable Insurance Fund                       Vanguard

Timothy Plan Portfolio Variable Series                 Timothy

Royce Capital Fund                                     Royce

Columbia Funds Variable Insurance Trust                Columbia

AllianceBernstein Variable Products Series Fund, Inc.  Alliance Bernstein

Franklin Templeton Variable Insurance Products Trust   Franklin Templeton

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2009 or for which investment income and expense transactions commenced at various dates during 2009 and prior years.

For periods prior after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

                AUL American Individual Variable Life Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Summary of Significant Accounting Policies
(continued)

The Report of Independent Registered Public Accounting Firm appearing on page 2 does not cover the financial statements presented as "unaudited". For the subaccount and periods listed below for which there was no investing or other transactions during the prior period, the unit values and total returns as disclosed for the prior period in the financial highlights have not been audited.

Period Ending     Subaccount
12/31/08          Fidelity VIP Freedom 2005 Portfolio Initial Class-922174651
12/31/08          Vanguard VIF Diversified Value-921925871

Accumulation unit values and total returns for such subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expense rates.

Accumulation Units and Unit Value Classes

In the Statement of Net Assets the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Security Valuation, Transactions and Related Income

The value of investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk etc.)

Level 3 - significant unobservable inputs (including the subaccount's own assumptions in determining the fair value of investments)

                AUL American Individual Variable Life Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Summary of Significant Accounting Policies
(continued)


The following is a summary of the inputs used as of December 31, 2009 in valuing the Variable Account subaccount's assets carried at fair value:

                                               Investments
Valuation inputs                               in Securities
Level 1 - Quoted Prices                         $127,676,629
Level 2 - Other Significant Observable Inputs   $0
Level 3 - Significant Unobservable Inputs       $0
Total                                           $127,676,629


The investments in each subaccount are all classified as Level 1.

As of December 31, 2009 and 2008, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

Related Party Transactions

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc.("the Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

     Value                      0.50%          Investment Grade Bond     0.50%
     Money Market               0.40%          Asset Director            0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

                 AUL American Individual Variable Life Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Summary of Significant Accounting Policies
(continued)


Management of the Variable Account has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represents the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2.  Account Charges

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2009 and December 31, 2008 were $8,202,468 and $8,502,684 respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying statement of changes in net assets. Account charge deductions by policy are described as follows:

Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first ten policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

                  AUL American Individual Variable Life Unit Trust

                         NOTES TO FINANCIAL STATEMENTS


2.  Account Charges (continued)

Flexible Premium Adjustable Policy: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $17.50 per month in the first year and $10.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

American Accumulator Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25.00 per month in the first year and $10.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) premium expense charge is 6% of each premium paid (5) in the event of a surrender in policy year 1, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next 9 policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3.     New Accounting Standards

Effective January 1, 2009, the Variable Account adopted Accounting Standards Codification ("ASC") 815, Disclosures about Derivative Instruments and Hedging Activities. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Variable Account did not own any derivative instruments during the year ended December 31, 2009; therefore additional disclosure was not required.

Effective January 1, 2009, the Variable Account adopted ASC 820, Fair Value Measurements and Disclosures. ASC 820 requires determining fair value when the volume and level of activity for the asset or liability has significantly decreased and identifying transactions that are not orderly. The pronouncement indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Management has determined that the volume and level of activity for asset and liability valuation has not significantly decreased and transactions were orderly as of December 31, 2009; therefore increased analysis and judgment was not required to estimate fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.

REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2009, 2008 AND 2007

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder's equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the "Company") at December 31, 2009 and December 31, 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 17, 2010

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                2009     (in millions)    2008
----------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities - available for sale, at fair value:
    (amortized cost: 2009 - $9,252.8; 2008 - $8,386.4)                $ 9,726.9                 $ 7,934.3
  Equity securities at fair value:
    (cost: 2009 - $89.8; 2008 - $102.6)                                    93.5                      90.7
  Mortgage loans                                                        1,492.1                   1,419.7
  Real estate, net                                                         50.3                      49.0
  Policy loans                                                            244.2                     234.2
  Short-term and other invested assets                                     27.4                      14.6
  Cash and cash equivalents                                               207.8                     241.4
----------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                  11,842.2                   9,983.9
Accrued investment income                                                 132.5                     118.1
Reinsurance receivables                                                 2,156.3                   2,101.0
Deferred acquisition costs                                                560.6                     715.8
Value of business acquired                                                 78.4                     117.8
Property and equipment, net                                                52.8                      52.5
Insurance premiums in course of collection                                 22.9                      24.0
Federal income taxes                                                          -                      94.9
Other assets                                                               78.0                      78.9
Assets held in separate accounts                                        6,896.6                   5,206.8
----------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                      $21,820.3                 $18,493.7
==========================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                     $11,142.4                 $10,429.6
  Other policyholder funds                                              1,089.0                     891.2
  Pending policyholder claims                                             207.4                     255.2
  Surplus notes and notes payable                                         275.0                     275.0
  Federal income taxes                                                    187.8                         -
  Other liabilities and accrued expenses                                  325.0                     331.3
  Deferred gain on indemnity reinsurance                                  58.1                       62.3
  Liabilities related to separate accounts                              6,896.6                   5,206.8
----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    20,181.3                  17,451.4
==========================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                           -                         -
  Retained earnings                                                     1,420.2                   1,317.5
  Accumulated other comprehensive income (loss):
    Unrealized appreciation (depreciation) of securities, net of tax      244.1                    (233.8)
    Benefit plans, net of tax                                             (25.3)                    (41.4)
----------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                          1,639.0                   1,042.3
----------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $21,820.3                 $18,493.7
==========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                              Year ended December 31
                                                                   -------------------------------------------
(in millions)                                                          2009              2008            2007
--------------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                      $  380.3          $  342.9        $  344.4
  Policy and contract charges                                         168.8             181.0           190.4
  Net investment income                                               638.5             584.2           534.3
  Realized investment gains and (losses);
    Other-than-temporary impairments on fixed maturity securities     (12.2)            (24.2)           (4.3)
    Other-than-temporary impairments on fixed maturity securities
      transferred to other comprehensive income                         0.1                 -               -
    Other realized investment gains                                    23.0               3.6             1.6
  Other income                                                         18.2              22.4            37.4
--------------------------------------------------------------------------------------------------------------
    TOTAL REVENUES                                                  1,216.7           1,109.9         1,103.8
==============================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                     358.0             369.0           355.3
  Interest expense on annuities and financial products                314.2             265.7           238.6
  General operating expenses                                          210.8             194.8           190.9
  Commissions                                                          60.5              59.5            66.1
  Amortization                                                         81.3             117.6            85.2
  Dividends to policyholders                                           26.6              29.1            27.4
  Interest expense on surplus notes and notes payable                  19.8              19.8            19.8
--------------------------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES                                     1,071.2           1,055.5           983.3
==============================================================================================================
Income before income tax expense                                      145.5              54.4           120.5
Income tax expense                                                     42.8              14.9            32.4
--------------------------------------------------------------------------------------------------------------
    NET INCOME                                                     $  102.7          $   39.5        $   88.1
==============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                       ACCUMULATED OTHER
                                                                  COMPREHENSIVE INCOME (LOSS)
                                                                  ---------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION/
                                                                  (DEPRECIATION)    BENEFIT
                                        COMMON       RETAINED     OF SECURITIES,     PLANS,
(IN MILLIONS)                            STOCK       EARNINGS       NET OF TAX     NET OF TAX       TOTAL
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                $-        $1,201.8        $  20.9         $    -       $1,222.7
Comprehensive income:
  Net income                                -            88.1              -              -           88.1
  Other comprehensive income                -               -           33.6              -           33.6
-----------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                           121.7
Cumulative effect adjustments;
  Adoption of DAC accounting change,
    net of tax                              -           (11.5)             -              -          (11.5)
  Adoption of Pension accounting change,
    net of tax                              -            (0.4)             -          (11.7)         (12.1)
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                 -         1,278.0           54.5          (11.7)       1,320.8
Comprehensive income (loss):
  Net income                                -            39.5              -              -           39.5
  Other comprehensive income (loss)         -               -         (288.3)         (29.7)        (318.0)
-----------------------------------------------------------------------------------------------------------
Total comprehensive income (loss)                                                                   (278.5)
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                 -         1,317.5         (233.8)         (41.4)       1,042.3
Comprehensive income:
  Net income                                -           102.7              -              -          102.7
  Other comprehensive income                -               -          477.9           16.1          494.0
-----------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                           596.7
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2009                $-        $1,420.2        $ 244.1         $(25.3)      $1,639.0
===========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                     Year ended December 31
                                                                          --------------------------------------------
(in millions)                                                                  2009              2008            2007
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                $   102.7         $    39.5       $    88.1
Adjustments to reconcile net income to net cash:
    Amortization                                                               81.3             117.6            85.2
    Depreciation                                                               12.8              14.1            14.2
    Deferred taxes                                                              9.6              (5.9)            8.5
    Realized investment (gains) losses, net                                   (10.9)             20.6             2.7
    Policy acquisition costs capitalized                                      (93.9)            (86.3)          (80.8)
    Interest credited to deposit liabilities                                  286.7             254.2           241.0
    Fees charged to deposit liabilities                                       (80.1)            (81.4)          (78.1)
    Amortization and accrual of investment income                              (5.2)             (7.3)           (4.4)
    Increase (decrease) in insurance liabilities                               22.8             139.8           (24.9)
    Increase in other assets                                                  (77.3)           (117.6)           (1.6)
    Increase in other liabilities                                              23.0              16.8            28.0
----------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                     271.5             304.1           277.9
======================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases:
    Fixed maturities, available-for-sale                                   (1,704.8)         (1,911.0)       (1,317.5)
    Equity securities                                                         (19.7)            (67.9)           (8.3)
    Mortgage loans                                                           (214.8)           (181.8)         (230.5)
    Real estate                                                                (1.6)             (3.1)          (14.6)
    Short-term and other invested assets                                      (36.7)             (5.8)          (13.7)
  Proceeds from sales, calls or maturities:
    Fixed maturities, available-for-sale                                      856.5             798.3           801.0
    Equity securities                                                          30.8               2.4            10.8
    Mortgage loans                                                            139.5             156.7           187.2
    Real estate                                                                   -               4.0             4.6
    Short-term and other invested assets                                       22.2               9.6            27.2
  Transfer from indemnity reinsurance transactions, net                           -                 -           551.9
----------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                        (928.6)         (1,198.6)           (1.9)
======================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits to insurance liabilities                                       2,517.0           3,039.8         2,025.6
    Withdrawals from insurance liabilities                                 (1,883.5)         (2,047.7)       (2,325.2)
    Other                                                                     (10.0)             (8.9)           10.8
----------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by financing activities                              623.5             983.2          (288.8)
======================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                          (33.6)             88.7           (12.8)
======================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                   241.4             152.7           165.5
======================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                     $   207.8         $   241.4       $   152.7
======================================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
    Policy loans                                                          $       -         $       -       $    39.8
    Transfer of reserves, net                                                     -                 -           591.7
======================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
   (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
   Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

   The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

   o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

   o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

   o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION

   The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS

   Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

   Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains and losses". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $55.6 million and $53.1 million at December 31, 2009 and 2008, respectively. Depreciation expense for investment in real estate amounted to $3.0 million, $2.8 million and $2.9 million for 2009, 2008, and 2007, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

   Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. Beginning April 1, 2009, for fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. Equity securities and, prior to April 1, 2009, fixed maturity securities were considered impaired, and their cost basis was written down to fair value through earnings, when management did not expect to recover the amortized cost, or if the Company could not demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

   o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

   o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

   o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

   o For miscellaneous group life and health policies, over the premium rate guarantee period.

   For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits of gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

   A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2014 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

   Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7-Valuation of Business Acquired. The valuation adjustment for certain products is limited based on the original capitalized amount.

   Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

   PROPERTY AND EQUIPMENT

   Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $118.8 million and $112.4 million as of December 31, 2009 and 2008, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2009, 2008 and 2007 was $9.8 million, $11.3 million and $11.0 million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   ASSETS HELD IN SEPARATE ACCOUNTS

   Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

   PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

   The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

   Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

   RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

   Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives (refer to Note 15-Fair Value). The Company is no longer writing these benefits. The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,255.5 million and $1,083.8 million at December 31, 2009 and 2008, respectively.

                                                               AS OF DECEMBER 31,
                                                         ---------------------------
(in millions)                                                2009              2008
------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                    $1,255.5          $1,083.8
  Net amount at risk (1)                                    116.5             278.7
  GAAP reserve                                                1.1               3.6

Guaranteed Minimum Income Benefit
  Total account value                                    $  289.7          $  262.6
  GAAP reserve                                               15.4              13.4

Guaranteed Minimum Accumulated Benefit
  Total account value                                    $   19.9          $   16.6
  GAAP reserve                                                0.4               2.9

Guaranteed Minimum Withdrawal Benefit
  Total account value                                    $  152.5          $  107.2
  GAAP reserve                                               (1.2)             18.5
====================================================================================

   (1) Represents the amount of death benefit in excess of the account value.

   In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $4.4 million, $8.8 million and $9.0 million for 2009, 2008 and 2007, respectively. Amounts amortized totaled $6.3 million, $3.3 million and $2.8 million for 2009, 2008 and 2007, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $29.8 million and $31.7 million at December 31, 2009 and 2008, respectively.

   INCOME TAXES

   The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

   Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2009 and 2008, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   COMPREHENSIVE INCOME

   Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

   RECLASSIFICATION

   Certain 2008 and 2007 financial statement balances have been reclassified to conform to the 2009 presentation.

   DERIVATIVES

   Authoritative guidance for derivative instruments and hedging activities requires recognition of all asset or liability derivatives to be carried at fair value. At December 31, 2009 and 2008, the Company did not hold any derivative instruments or hedges.

   GOODWILL AND OTHER INTANGIBLE ASSETS

   The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance as revised April 2009. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed this test during 2009 and 2008 and determined the carrying value of goodwill was not impaired.

   Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $17.3 million at both December 31, 2009 and 2008.

   The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

   RECENT ACCOUNTING PRONOUNCEMENTS

   In August 2009, the Financial Accounting Standards Board ("FASB") issued updated guidance for the fair value measurement of liabilities. This guidance provides clarification on how to measure fair value in circumstances in which a quoted price in an active market for the identical liability is not available. This guidance also clarifies that restrictions preventing the transfer of a liability should not be considered as a separate input or adjustment in the measurement of fair value. The Company adopted this guidance effective with the annual reporting period ended December 31, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   In June 2009, the FASB issued "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", which established the FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting principles in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Codification was effective for financial statements issued for the interim and annual periods ending after September 15, 2009. Other than the manner in which new accounting guidance is referenced, the adoption of Codification had no impact on the Company's consolidated financial statements.

   In May 2009, the FASB issued authoritative guidance that established standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, the guidance sets forth: (i) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The requirements of the guidance are applied on a prospective basis to interim or annual financial periods ending after June 15, 2009. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of other-than-temporary impairments of debt securities. This new guidance is effective for reporting periods ending after June 15, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

   In January 2009, the FASB issued new authoritative guidance that revised other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of the original guidance. This new guidance is effective for reporting periods ending after December 15, 2008. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

   In December 2008, the FASB revised the authoritative guidance for employers' disclosures about postretirement benefit plan assets. This new guidance requires additional disclosures about the components of plan assets, investment strategies, significant concentrations of risk, and the fair value measurement of plan assets. The Company adopted this guidance effective December 31, 2009. Refer to Note 9-Benefit Plans for additional detail.

   In October 2008, the FASB revised the authoritative guidance on determining the fair value of a financial asset when the market for that asset is not active and applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

   In February 2008, the FASB revised the authoritative guidance which delayed the effective date related to fair value measurements and disclosures for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company's adoption of this guidance effective January 1, 2009, did not have a material effect on the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   In December 2007, the FASB issued authoritative guidance for business combinations which addresses the accounting for business acquisitions effective for fiscal years beginning on or after December 15, 2008. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. The Company will implement this guidance for all future business combinations.

   In December 2007, the FASB issued authoritative guidance for noncontrolling interests in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. OneAmerica does not currently have an outstanding noncontrolling interest in any of its subsidiaries.

   In September 2006, the FASB issued authoritative guidance on fair value measurements. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance does not change which assets and liabilities are required to be recorded at fair value, but the application of this guidance could change practices in determining fair value. The Company has adopted this guidance; refer to Note 15-Fair Value for additional detail.

   In September 2006, the FASB issued authoritative guidance for employers' accounting for defined benefit pension and other postretirement plans, which amended previous guidance. This guidance requires recognition of the overfunded or underfunded status of defined benefit pension and postretirement plans as an asset or liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The Company has adopted this guidance; refer to Note 9-Benefit Plans for additional detail.

   In September 2005, the Accounting Standards Executive Committee issued authoritative guidance on accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The Company's adoption of this guidance reduced retained earnings by $11.5 million, net of tax in 2007.

3. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

   In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

   On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,646.1 million at December 31, 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED

   As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.2 million, $5.2 million and $13.2 million of deferred gain amortization in 2009, 2008 and 2007, respectively, which is included in other income. The 2007 increase in deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

4. INVESTMENTS

   The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                             DECEMBER 31, 2009
---------------------------------------------------------------------------------------------
                                                              GROSS UNREALIZED
DESCRIPTION OF SECURITIES                   AMORTIZED       -------------------         FAIR
(in millions)                                  COST         GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                        $  235.2       $  5.4        $ 4.4      $  236.2
Corporate securities                          7,207.3        439.3         47.6       7,599.0
Mortgage-backed securities                    1,810.3         90.2          8.8       1,891.7
---------------------------------------------------------------------------------------------
    Total fixed maturities                    9,252.8        534.9         60.8       9,726.9
Equity securities                                89.8          6.2          2.5          93.5
---------------------------------------------------------------------------------------------
    Total                                    $9,342.6       $541.1        $63.3      $9,820.4
=============================================================================================

TEM 04/05/10

                                                             December 31, 2008
---------------------------------------------------------------------------------------------
                                                              Gross Unrealized
Description of Securities                   Amortized       -------------------         Fair
(in millions)                                  Cost         Gains        Losses        Value
---------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                        $  144.2       $  9.6       $  8.9      $  144.9
Corporate securities                          6,338.2         77.3        535.9       5,879.6
Mortgage-backed securities                    1,904.0         62.5         56.7       1,909.8
---------------------------------------------------------------------------------------------
    Total fixed maturities                    8,386.4        149.4        601.5       7,934.3
Equity securities                               102.6          1.7         13.6          90.7
---------------------------------------------------------------------------------------------
    Total                                    $8,489.0       $151.1       $615.1      $8,025.0
=============================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

   Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2009:

---------------------------------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS OR MORE              TOTAL
                                  -------------------      -------------------      ---------------------
DESCRIPTION OF SECURITIES           FAIR   UNREALIZED       FAIR    UNREALIZED       FAIR      UNREALIZED
(in millions)                      VALUE     LOSSES        VALUE      LOSSES        VALUE        LOSSES
---------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
  states, political subdivisions
  and foreign governments          $111.7     $ 3.9        $  5.5      $ 0.5       $  117.2       $ 4.4
Corporate securities                411.1       7.2         508.2       40.4          919.3        47.6
Mortgage-backed securities           64.9       1.2         110.6        7.6          175.5         8.8
---------------------------------------------------------------------------------------------------------
                                   $587.7     $12.3        $624.3      $48.5       $1,212.0       $60.8
=========================================================================================================

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2008:

---------------------------------------------------------------------------------------------------------
                                  Less Than 12 Months       12 Months or More              Total
                                  -------------------      -------------------     ----------------------
Description of Securities           Fair   Unrealized       Fair    Unrealized      Fair      Unrealized
(in millions)                      Value     Losses        Value      Losses       Value        Losses
---------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
  states, political subdivisions
  and foreign governments         $   34.9   $  5.3       $   14.5    $  3.6      $   49.4      $  8.9
Corporate securities               3,129.0    323.0        1,061.5     212.9       4,190.5       535.9
Mortgage-backed securities           224.9     41.1           99.1      15.6         324.0        56.7
---------------------------------------------------------------------------------------------------------
                                  $3,388.8   $369.4       $1,175.1    $232.1      $4,563.9      $601.5
=========================================================================================================

   OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   CORPORATE SECURITIES. The $47.6 million of gross unrealized losses is comprised of $37.6 million related to investment grade securities and $10.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.8 million. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate changes. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   Gross Unrealized Loss Positions for Marketable Equity Securities:

---------------------------------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS OR MORE              TOTAL
                                  -------------------      -------------------      ---------------------
DESCRIPTION OF SECURITIES           FAIR   UNREALIZED       FAIR    UNREALIZED       FAIR      UNREALIZED
(in millions)                      VALUE     LOSSES        VALUE      LOSSES        VALUE        LOSSES
---------------------------------------------------------------------------------------------------------
December 31, 2009                  $ 0.3      $   -        $16.5       $2.5         $16.8         $ 2.5
December 31, 2008                  $39.4      $10.5        $ 4.8       $3.1         $44.2         $13.6
=========================================================================================================

   MARKETABLE EQUITY SECURITIES. As of December 31, 2009, gross unrealized losses on equity securities were $2.5 million. Because the Company has the ability and intent to hold these investments until a recovery of cost, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2009, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                  ----------------------------------
(in millions)                                     AMORTIZED COST          FAIR VALUE
------------------------------------------------------------------------------------
Due in one year or less                              $  267.5              $  272.0
Due after one year through five years                 2,620.1               2,775.5
Due after five years through 10 years                 3,010.1               3,189.5
Due after 10 years                                    1,544.8               1,598.2
------------------------------------------------------------------------------------
                                                      7,442.5               7,835.2
Mortgage-backed securities                            1,810.3               1,891.7
------------------------------------------------------------------------------------
                                                     $9,252.8              $9,726.9
====================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                2009         2008        2007
-------------------------------------------------------------------------------------------
Fixed maturity securities                                  $535.1       $461.1      $405.7
Equity securities                                             2.4          5.7         1.8
Mortgage loans                                               94.4         97.9        99.1
Real estate                                                  18.1         19.0        16.9
Policy loans                                                 15.2         13.8        12.3
Other                                                         6.5         15.5        23.0
-------------------------------------------------------------------------------------------
Gross investment income                                     671.7        613.0       558.8
Investment expenses                                          33.2         28.8        24.5
-------------------------------------------------------------------------------------------
Net investment income                                      $638.5       $584.2      $534.3
===========================================================================================

   Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                2009          2008       2007
-------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities  $516.9       $ 296.8     $329.2
Gross realized gains on the sale of fixed maturities         32.4           5.1        1.8
Gross realized losses on sale of fixed maturities            (5.6)         (2.0)      (3.6)
Change in unrealized appreciation (depreciation)            926.2        (530.7)      57.0
===========================================================================================

   The Company does not accrue income on non-income producing investments. At December 31, 2009, the Company held four non-income producing fixed maturity investments with a total book value of $0.1 million. The Company did not have any non-income producing fixed maturity investments at December 31, 2008.

   Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                2009          2008       2007
-------------------------------------------------------------------------------------------
Fixed maturity securities                                  $ 26.8        $  3.1      $(1.8)
Equity securities                                             4.2             -        1.0
Real estate and mortgage loans                               (0.5)          0.7        2.8
Mortgage loan allowance                                      (2.4)            -          -
Impairments in fixed maturitities                           (12.2)        (24.2)      (4.3)
Impairments in equities                                      (5.0)         (0.2)      (0.4)
-------------------------------------------------------------------------------------------
Realized investment gains (losses)                         $ 10.9        $(20.6)     $(2.7)
===========================================================================================

   The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2009, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 28 percent of the portfolio was invested. A total of 35 percent and 28 percent of the mortgage loans have been issued on retail and industrial properties, respectively. These loans are primarily backed by long-term leases or guarantees from strong credits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   The Company had outstanding mortgage loan commitments of approximately $53.6 million and $59.9 million at December 31, 2009 and 2008, respectively.

   The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company has invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment is $15 million. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME (LOSS)

   Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                 2009          2008       2007
--------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
  Fixed maturity securities                                $ 474.1       $(452.1)    $ 78.6
  Equity securities                                            3.7         (11.9)      12.3
Valuation adjustment                                        (102.3)        104.3       (6.8)
Deferred taxes                                              (131.4)        125.9      (29.6)
--------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax     244.1        (233.8)      54.5
Benefit plans, net of tax                                    (25.3)        (41.4)     (11.7)
--------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)              $ 218.8       $(275.2)    $ 42.8
============================================================================================

   The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                 2009           2008        2007
----------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability,
  net of tax-2009, $(8.7); 2008, $16.0                      $ 16.1        $ (29.7)     $    -
Adoption of pension accounting change,
  net of tax-2007, $6.2                                          -              -       (11.7)
Unrealized appreciation (depreciation) on securities,
  net of tax-2009, ($257.3); 2008, $155.5; 2007, ($18.2)     492.8         (286.3)       32.2
Reclassification adjustment for gains (losses)
  included in net income,
  net of tax-2009, $8.1; 2008, $1.1; 2007, ($0.8)            (14.9)          (2.0)        1.4
----------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax               $494.0        $(318.0)     $ 21.9
==============================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. DEFERRED POLICY ACQUISITION COSTS

   The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                          2009           2008        2007
---------------------------------------------------------------------------------------
Balance, beginning of year                           $636.6        $ 658.3      $606.7
Acquired deferred acquisition costs                       -              -        65.6
Capitalization of deferred acquisition costs           93.9           86.3        80.8
Amortization of deferred acquisition costs            (77.4)        (108.0)      (77.4)
Adoption of DAC accounting change                         -              -       (17.4)
---------------------------------------------------------------------------------------
  Subtotal                                            653.1          636.6       658.3
Valuation adjustment                                  (92.5)          79.2       (10.4)
---------------------------------------------------------------------------------------
Balance, end of year                                 $560.6        $ 715.8      $647.9
=======================================================================================

7. VALUATION OF BUSINESS ACQUIRED

   The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                          2009           2008        2007
---------------------------------------------------------------------------------------
Balance, beginning of year                           $ 92.4         $102.0      $109.8
Amortization                                           (3.9)          (9.6)       (7.8)
---------------------------------------------------------------------------------------
   Subtotal                                            88.5           92.4       102.0
Valuation adjustment                                  (10.1)          25.4         3.6
---------------------------------------------------------------------------------------
Balance, end of year                                 $ 78.4         $117.8      $105.6
=======================================================================================

   The 2009 amortization includes an adjustment for interest margins.

   The average expected life of VOBA varies by product, and is 25 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

   The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                        VOBA
   (in millions)                                                    AMORTIZATION
   -----------------------------------------------------------------------------
   2010                                                                $ 6.1
   2011                                                                  6.0
   2012                                                                  5.8
   2013                                                                  5.5
   2014                                                                  5.3
   2015 and thereafter                                                  59.8
   -----------------------------------------------------------------------------
   Total                                                               $88.5
   =============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. INSURANCE LIABILITIES

   Insurance liabilities consisted of the following:

------------------------------------------------------------------------------------------------------------
                                                     MORTALITY OR
                                       WITHDRAWAL      MORBIDITY     INTEREST RATE           DECEMBER 31,
(in millions)                          ASSUMPTION     ASSUMPTION      ASSUMPTION          2009         2008
------------------------------------------------------------------------------------------------------------
Future policy benefits:
  Participating whole life contracts      N/A          COMPANY       2.25% TO 6.0%   $ 1,036.5    $   998.4
                                                      EXPERIENCE
  Universal life-type contracts           N/A             N/A             N/A          1,949.9      1,846.6
  Other individual life contracts       COMPANY        COMPANY       2.25% TO 6.0%       939.3        907.5
                                       EXPERIENCE     EXPERIENCE
  Accident and health                     N/A          COMPANY            N/A            761.3        669.1
                                                      EXPERIENCE
  Annuity products                        N/A             N/A             N/A          6,062.0      5,571.1
  Group life and health                   N/A             N/A             N/A            393.4        436.9
Other policyholder funds                  N/A             N/A             N/A            203.1        205.7
Funding agreements*                       N/A             N/A             N/A            885.9        685.5
Pending policyholder claims               N/A             N/A             N/A            207.4        255.2
------------------------------------------------------------------------------------------------------------
  Total insurance liabilities                                                        $12,438.8    $11,576.0
============================================================================================================

   * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

   Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

   Participating life insurance policies, for which dividends are expected to be paid, represent approximately 26.6 percent and 25.5 percent of the total individual life insurance in force at both December 31, 2009 and 2008, respectively. These participating policies represented 34.2 percent and 34.6 percent of statutory life net premium income for 2009 and 2008, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9. BENEFIT PLANS

   The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

   The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are not eligible for retiree health benefits. The life insurance plans are noncontributory, while the medical plans are contributory,with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2009 and 2008.

   The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

   Obligations and Funded Status:

                                                                PENSION BENEFITS          OTHER BENEFITS
                                                              --------------------      -------------------
(in millions)                                                   2009         2008        2009         2008
-----------------------------------------------------------------------------------------------------------
Employer contributions                                         $13.0       $  6.0      $  1.7       $  1.7
Employee contributions                                             -            -         1.1          1.0
Benefit payments                                                 3.0          2.6         2.7          2.7
Funded status (deficit)                                         (9.4)       (35.5)      (40.3)       (38.4)
===========================================================================================================

Amounts recognized in the balance sheet:


                                                                PENSION BENEFITS          OTHER BENEFITS
                                                              --------------------      -------------------
(in millions)                                                   2009         2008        2009         2008
-----------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                    $(9.4)       $(35.5)     $(40.3)      $(38.4)
-----------------------------------------------------------------------------------------------------------
  Net amount recognized                                       $(9.4)       $(35.5)     $(40.3)      $(38.4)
===========================================================================================================

Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                  $48.9        $ 74.1      $ (5.3)      $ (4.6)
Net prior service costs (benefits)                             (0.9)         (1.1)       (0.2)        (0.4)
Net transition obligation                                      (3.6)         (4.3)          -            -
-----------------------------------------------------------------------------------------------------------
  Net amount recognized                                       $44.4        $ 68.7      $ (5.5)      $ (5.0)
===========================================================================================================

The following table represents plan assets and obligations for the defined benefit plan:


                                                                                           DECEMBER 31,
                                                                                       --------------------
(in millions)                                                                            2009         2008
-----------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                           $135.9       $129.3
Accumulated benefit obligation                                                          116.3        110.5
Fair value of plan assets                                                               126.5         93.8
===========================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   The following table represents net periodic pension and other benefit costs expense:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        --------------------------     -----------------------
(in millions)                                             2009      2008     2007        2009    2008     2007
--------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                               $ 11.3     $ 2.7    $ 3.5      $ 3.2   $ 3.0    $ 4.6
Amounts recognized in other comprehensive income:
  Net actuarial (gains) losses                           (25.2)     48.9     25.2       (0.7)   (4.3)    (0.3)
  Net prior service costs (benefits)                       0.2       0.1     (1.2)       0.2     0.3     (0.7)
  Net transition obligation                                0.7       0.7     (5.0)         -       -        -
--------------------------------------------------------------------------------------------------------------
  Total recognized in other comprehensive income         (24.3)     49.7     19.0       (0.5)   (4.0)    (1.0)
--------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
  and other comprehensive income                        $(13.0)    $52.4    $22.5      $ 2.7   $(1.0)   $ 3.6
==============================================================================================================

   Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $2.6 million, ($0.3) million and ($0.7) million, respectively.

   Weighted-average assumptions used to determine benefit obligations at December 31:

                                                               PENSION BENEFITS           OTHER BENEFITS
                                                             --------------------     --------------------
                                                              2009         2008        2009          2008
----------------------------------------------------------------------------------------------------------
Discount rate                                                 6.65%        6.40%       6.65%         6.40%
Rate of compensation increase                                 4.25%        4.00%       4.25%         4.00%
==========================================================================================================

   Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                          PENSION BENEFITS             OTHER BENEFITS
                                                     -------------------------     -----------------------
                                                      2009     2008     2007       2009     2008     2007
----------------------------------------------------------------------------------------------------------
Discount rate                                         6.40%    6.50%    6.15%      6.40%    6.50%    6.15%
Expected long-term return on plan assets              8.50%    8.75%    8.75%         -        -        -
Rate of compensation increase                         4.00%    4.00%    4.00%      4.00%    4.00%    4.00%
==========================================================================================================

   The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

   Assumed health care trend rates at December 31:

                                                                                     2009           2008
----------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                         9.00%         10.00%
Rate to which the cost trend rate is assumed to decline                              5.00%          5.00%
Year that the rate reaches the ultimate trend rate                                    2018           2013
==========================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   PLAN ASSETS

   The actual pension plan weighted-average asset allocations, by asset category, are 68 and 64 percent for equity securities, and 32 and 36 percent for debt securities at December 31, 2009 and 2008, respectively.

   The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees.For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

   Fair Value Measurements at December 31, 2009:

(in millions)                                                    LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------------------------------------------------
Equity separate account investment options                         $-          $ 86.4          $-
Fixed separate account investment options                           -            20.0           -
Fixed interest investment option                                    -            20.1           -
-----------------------------------------------------------------------------------------------------
  Total                                                            $-          $126.5          $-
=====================================================================================================

   These assets are Level 2 and the fair value is based on inputs which are derived from observable information in the marketplace. Refer to Note 15-Fair Value for additional discussion regarding the levels of the fair value hierarchy.

   CONTRIBUTIONS

   The Company expects to contribute $6.0 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2010.

   ESTIMATED FUTURE BENEFIT PAYMENTS

   The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

   (in millions)                 PENSION BENEFITS                 OTHER BENEFITS
   -----------------------------------------------------------------------------
   2010                               $ 3.6                          $ 2.3
   2011                                 4.0                            2.4
   2012                                 4.7                            3.1
   2013                                 5.2                            3.2
   2014                                 5.8                            3.3
   Years 2015-2019                     41.0                           18.9
   =============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.5 million, $2.4 million and $2.4 million in 2009, 2008 and 2007, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of
    4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.0 million, $1.2 million and $1.3 million in 2009, 2008 and 2007, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $4.8 million, $1.8 million and $3.5 million for 2009, 2008 and 2007, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

    (in millions)                            2009           2008           2007
    ----------------------------------------------------------------------------
    Current                                 $33.2          $20.8          $23.9
    Deferred                                  9.6           (5.9)           8.5
    ----------------------------------------------------------------------------
      Income tax expense                    $42.8          $14.9          $32.4
    ============================================================================

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

    (in millions)                                      2009      2008      2007
    ----------------------------------------------------------------------------
    Income tax computed at statutory tax rate:        $50.9     $19.0     $42.2
      Tax preferenced investment income                (7.8)     (4.0)     (7.9)
      Credits available to offset tax                  (0.7)     (0.6)     (2.2)
      Other                                             0.4       0.5       0.3
    ----------------------------------------------------------------------------
      Income tax expense                              $42.8     $14.9     $32.4
    ============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The federal income tax (asset) liability for the years ended December 31, were as follows:

    (in millions)                                             2009         2008
    ----------------------------------------------------------------------------
    Current                                                 $  2.7       $ (4.4)
    Deferred                                                 185.1        (90.5)
    ----------------------------------------------------------------------------
      Total federal income tax (asset) liability            $187.8       $(94.9)
    ============================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                               2009            2008
-------------------------------------------------------------------------------------------------
Deferred tax assets
   Insurance liabilities                                                  $118.4          $120.2
   Deferred gain on indemnity reinsurance                                   20.3            21.8
   Employee benefit plans                                                   25.1            32.3
   Unrealized depreciation                                                     -           125.9
   Other                                                                    14.6            14.5
-------------------------------------------------------------------------------------------------
     Total deferred tax assets                                             178.4           314.7
-------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Deferred policy acquisition costs & value of business acquired          216.0           213.0
   Fixed assets and software                                                10.2            10.5
   Unrealized appreciation                                                 131.4               -
   Other                                                                     5.9             0.7
-------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                        363.5           224.2
-------------------------------------------------------------------------------------------------
   Total net deferred (asset) liability                                   $185.1          $(90.5)
=================================================================================================

    Federal income taxes paid were $26.1 million and $23.3 million in 2009 and 2008, respectively.

    The Company has $8.2 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2022 and 2027.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

    Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant tax liability resulting from uncertain tax positions. The Company is not aware of any tax position which it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2006 through 2009 remain open to examination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

    (in millions)                           2009            2008           2007
    ----------------------------------------------------------------------------
    Direct premiums                      $ 481.7         $ 460.9        $ 466.1
    Reinsurance assumed                    368.9           387.3          420.0
    Reinsurance ceded                     (470.3)         (505.3)        (541.7)
    ----------------------------------------------------------------------------
      Net premiums                         380.3           342.9          344.4
    ----------------------------------------------------------------------------
      Reinsurance recoveries             $ 402.4         $ 430.8        $ 424.4
    ============================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 91 percent of the Company's December 31, 2009, ceded reserves for life and accident and health insurance. These reinsurers maintain a.m. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2009, 2008 nor 2007 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $65 million at December 31, 2009 compared to $90 million at December 31, 2008. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2009, the carrying value of the FHLBI common stock was $44.7 million. The carrying value of the FHLBI common stock approximates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $884.3 million and $684.2 million as of December 31, 2009 and 2008, respectively. The proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $885.9 million and $685.5 million at December 31, 2009 and 2008, respectively. The average interest rate on these Funding Agreements is 3.76% and range from 2.33% to 4.59%. Maturities for the Funding Agreements range from December 2010 to February 2019. Interest was paid in the amount of $31.6 million and $13.9 million in 2009 and 2008, respectively.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,326.8 million and $1,031.7 million at December 31, 2009 and 2008, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2009, 2008 and 2007.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a
    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2009, 2008 and 2007.

    Surplus Notes and Senior Notes:

    (in millions)                                            2009          2008
    ----------------------------------------------------------------------------
    Senior notes, 7%, due 2033                             $200.0        $200.0
    Surplus notes, 7.75%, due 2026                           75.0          75.0
    ----------------------------------------------------------------------------
    Total notes payable                                    $275.0        $275.0
    ============================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

    (in millions)                                           2009           2008
    ----------------------------------------------------------------------------
    SAP surplus                                         $1,000.6       $  863.2
    Asset valuation reserve                                 70.2           45.1
    Deferred policy acquisition costs                      653.1          636.6
    Value of business acquired                              88.1           91.7
    Adjustments to policy reserves                        (175.9)        (147.4)
    Interest maintenance reserves                           24.5           20.0
    Unrealized gain (loss) on invested assets, net         244.1         (233.8)
    Surplus notes                                          (75.0)         (75.0)
    Deferred gain on indemnity reinsurance                 (58.1)         (62.3)
    Deferred income taxes                                 (114.7)         (84.8)
    Other, net                                             (17.9)         (11.0)
    ----------------------------------------------------------------------------
    GAAP equity                                         $1,639.0       $1,042.3
    ============================================================================

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

    (in millions)                               2009         2008          2007
    ----------------------------------------------------------------------------
    SAP net income                            $ 89.9       $ 28.8         $76.0
    Deferred policy acquisition costs           16.5        (21.8)         24.0
    Value of business acquired                  (3.6)        (9.2)         (7.3)
    Adjustments to policy reserves               6.2         37.9          12.2
    Deferred income taxes                       (8.1)         6.8          (8.5)
    Other, net                                   1.8         (3.0)         (8.3)
    ----------------------------------------------------------------------------
    GAAP net income                           $102.7       $ 39.5         $88.1
    ============================================================================

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.5 million and $30.9 million at December 31, 2009 and 2008, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid a $35 million dividend to OneAmerica in 2007, while no dividends were paid in 2009 or 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $106 million in 2010.

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     o Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.
     o Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.
     o Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Private placements and certain public debt security valuations are estimated from interest rate spread information provided by independent pricing services (including a liquidity adjustment factor) and as such are generally considered Level 3. Examples include certain public corporate securities, private placements, certain mortgage-backed securities, other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    Fair values for fixed maturity, equity securities and separate account assets are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, industry sector and maturity of the investments, and taking into account the reduced liquidity associated with the security. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

    Variable annuity minimum guarantee embedded derivative liabilities reflect the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market consistent economic scenarios. Since there is no observable active market for the transfer of these obligations, the valuation are calculated using internally developed models, and incorporate significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. If the emergence of future experience differsfrom the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, were as follows:

                                                                DECEMBER 31, 2009
-------------------------------------------------------------------------------------------------------
                                          QUOTED PRICES IN    SIGNIFICANT     SIGNIFICANT       TOTAL
                                           ACTIVE MARKETS     OBSERVABLE     UNOBSERVABLE       FAIR
(in millions)                                  LEVEL 1          LEVEL 2         LEVEL 3         VALUE
-------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                    $   27.0         $4,592.4        $  495.0       $ 5,114.4
   Fixed maturities-private                          -            792.9         1,927.9         2,720.8
   Fixed maturities-mortgage-backed                  -          1,376.8           514.9         1,891.7
-------------------------------------------------------------------------------------------------------
     Subtotal - fixed maturities              $   27.0         $6,762.1        $2,937.8       $ 9,726.9
   Equity securities                              41.2                -            52.3            93.5
   Short-term & other invested assets                -              0.2            25.3            25.5
   Cash equivalents                               98.3             95.0               -           193.3
   Separate account assets (1)                 6,896.2              0.4               -         6,896.6
-------------------------------------------------------------------------------------------------------
Total assets                                  $7,062.7         $6,857.7        $3,015.4       $16,935.8
=======================================================================================================
Liabilities
   Variable annuity guarantee benefits        $      -         $      -        $    2.3       $     2.3
-------------------------------------------------------------------------------------------------------
Total liabilities                             $      -         $      -        $    2.3       $     2.3
=======================================================================================================


                                                                December 31, 2008
-------------------------------------------------------------------------------------------------------
                                          Quoted Prices in    Significant     Significant       Total
                                           Active Markets     Observable     Unobservable       Fair
(in millions)                                  Level 1          Level 2         Level 3         Value
-------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                    $   35.3         $3,625.0        $  265.3       $ 3,925.6
   Fixed maturities-private                          -            602.1         1,496.8         2,098.9
   Fixed maturities-mortgage-backed                  -          1,478.1           431.7         1,909.8
-------------------------------------------------------------------------------------------------------
      Subtotal - fixed maturities             $   35.3         $5,705.2        $2,193.8       $ 7,934.3
   Equity securities                              51.1                -            39.6            90.7
   Short-term & other invested assets                -              0.2             8.7             8.9
   Cash equivalents                              196.3             13.8               -           210.1
   Separate account assets (1)                 5,206.4              0.4               -         5,206.8
-------------------------------------------------------------------------------------------------------
Total assets                                  $5,489.1         $5,719.6        $2,242.1       $13,450.8
=======================================================================================================
Liabilities
   Variable annuity guarantee benefits        $      -         $      -        $   25.0       $    25.0
-------------------------------------------------------------------------------------------------------
Total liabilities                             $      -         $      -        $   25.0       $    25.0
=======================================================================================================

    (1) Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The Company did not have any assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2009 or 2008.

    The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the periods ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                             DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------
                           FAIR VALUE      ITEMS       UNREALIZED    PURCHASES,    TRANSFERS IN        FAIR VALUE
                           JANUARY 1,   INCLUDED IN      GAINS/      ISSUANCES,  AND/OR (OUT) OF      DECEMBER 31,
(in millions)                 2009       NET INCOME     (LOSSES)    SETTLEMENTS     LEVEL 3 (1)           2009
------------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities:
    public                  $  260.6       $  4.1        $ 78.9        $127.2          $24.2            $  495.0
    private                  1,501.5         (3.2)        245.5         165.0           19.1             1,927.9
    mortgage-backed            431.7         (0.1)         56.7           6.6           20.0               514.9
------------------------------------------------------------------------------------------------------------------
    Fixed maturities        $2,193.8       $  0.8        $381.1        $298.8          $63.3            $2,937.8
   Equity securities            39.6            -           0.7          12.0              -                52.3
   Short-term & other
    invested assets              8.7         (0.7)            -          17.3              -                25.3
------------------------------------------------------------------------------------------------------------------
Total assets                $2,242.1       $  0.1        $381.8        $328.1          $63.3            $3,015.4
==================================================================================================================
Liabilities
   Variable annuity
    guarantee benefits      $   25.0       $(22.7)       $    -        $    -          $   -            $    2.3
------------------------------------------------------------------------------------------------------------------
Total liabilities           $   25.0       $(22.7)       $    -        $    -          $   -            $    2.3
==================================================================================================================


                                                             December 31, 2008
------------------------------------------------------------------------------------------------------------------
                           Fair Value      Items        Unrealized     Purchases,   Transfers in       Fair Value
                           January 1,   Included in       gains/       issuances,  and/or (out) of    December 31,
(in millions)                2008        Net Income      (losses)     settlements    Level 3 (1)          2008
------------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities         $1,946.5       $(16.4)       $(227.6)       $325.1         $166.2           $2,193.8
   Equity securities             9.5            -           (1.6)         31.7              -               39.6
   Short-term & other
     invested assets             9.4         (0.9)             -           0.2              -                8.7
   Cash equivalents              1.5            -              -          (1.5)             -                  -
------------------------------------------------------------------------------------------------------------------
Total assets                $1,966.9       $(17.3)       $(229.2)       $355.5         $166.2           $2,242.1
==================================================================================================================
Liabilities
   Variable annuity
     guarantee benefits     $    0.4       $ 24.6        $     -        $    -         $    -           $   25.0
------------------------------------------------------------------------------------------------------------------
Total liabilities           $    0.4       $ 24.6        $     -        $    -         $    -           $   25.0
==================================================================================================================

    (1) Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables provide the components of the items included in net income in the tables above.

                                                              DECEMBER 31, 2009
-------------------------------------------------------------------------------------------------------------
                                                                        GAINS (LOSSES)
                                                          OTHER THAN      FROM SALES,
                                                          TEMPORARY       MATURITIES,     BENEFIT
(in millions)                             AMORTIZATION    IMPAIRMENT      SETTLEMENTS     EXPENSE      TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                   $   -           $(2.7)         $ 6.8        $    -       $  4.1
   Fixed maturities-private                    0.1            (3.5)           0.2          (3.2)
   Fixed maturities-mortgage-backed            0.9            (0.2)          (0.8)         (0.1)
-------------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities              $ 1.0           $(6.4)         $ 6.2        $    -       $  0.8
   Short-term & other invested assets         (0.7)              -              -             -         (0.7)
-------------------------------------------------------------------------------------------------------------
Total assets                                 $ 0.3           $(6.4)         $ 6.2        $    -       $  0.1
=============================================================================================================
Liabilities
   Variable annuity guarantee benefits       $   -           $   -          $   -        $(22.7)      $(22.7)
-------------------------------------------------------------------------------------------------------------
Total liabilities                            $   -           $   -          $   -        $(22.7)      $(22.7)
=============================================================================================================


                                                              December 31, 2008
-------------------------------------------------------------------------------------------------------------
                                                                        Gains (Losses)
                                                          Other Than      from Sales,
                                                          Temporary       Maturities,     Benefit
(in millions)                             Amortization    Impairment      Settlements     Expense      Total
-------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities                          $ 1.4          $(21.9)          $4.1          $   -      $(16.4)
   Short-term & other invested assets         (0.9)              -              -              -        (0.9)
-------------------------------------------------------------------------------------------------------------
Total assets                                 $ 0.5          $(21.9)          $4.1          $   -      $(17.3)
=============================================================================================================
Liabilities
   Variable annuity guarantee benefits       $   -          $    -           $  -          $24.6      $ 24.6
-------------------------------------------------------------------------------------------------------------
Total liabilities                            $   -          $    -           $  -          $24.6      $ 24.6
=============================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                      2009                      2008
----------------------------------------------------------------------------------------------
                                             CARRYING                  Carrying
(in millions)                                  VALUE     FAIR VALUE      value      Fair value
----------------------------------------------------------------------------------------------
Mortgage loans                               $1,492.1     $1,481.5     $1,419.7      $1,391.0
Policy loans                                    244.2        244.2        234.2         234.2
Funding agreements - refer to Note 8            885.9        905.5        685.5         698.2
Surplus notes and notes payable                 275.0        258.4        275.0         231.7
==============================================================================================

TEM 04/05/10
16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 17, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Variable Life Unit Trust, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

Sold By

AMERICAN UNITED
LIFE INSURANCE COMPANY(R)
One American Square, PO Box 7127
Indianapolis, Indiana 46282
WWW.AUL.COM

                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2010

                           PART C: Other Information


Item 26.Exhibits


(a)     Board of Directors Resolutions.


        1.     Resolution of the Board of Directors of the Depositor  dated July

               10, 1997  concerning AUL American  Individual  Variable Life Unit

               Trust(1)


(b)     Custodian Agreements.


               Not Applicable.


(c)     Underwriting Contracts.


        1.     Distribution  Agreement  between  American  United Life Insurance

               Company and OneAmerica Securities, Inc.(5)


        2.     Schedule of Sales Commissions.(2)


        3.     Form of Selling Agreement (10)


(d)     Contracts.


        1.     Form of  Flexible  Premium  Adjustable  Variable  Life  Insurance

               Policy(1)


        2.     Form of Last Survivor Rider(1)


        3.     Form of Waiver of Monthly Deduction Disability(1)


        4.     Form of Guaranteed Insurability Option(1)


        5.     Form of Children's Insurance Benefit Rider(1)


        6.     Form of Other/Same Insured Level Term Insurance Rider(1)


        7.     Form of Waiver of Premium Disability Benefit Rider(1)


        8.     Form of Automatic Increase Rider(1)


        9.     Form of Guaranteed Death Benefit Rider(1)


        10.    Form of Accelerated Benefit Rider(1)


        11.    Form of Joint First-to-Die Level Term Insurance Rider(1)


        12.    Form of Long Term Care Accelerated Death Benefit Rider(9)

(e)     Applications.


        1.     Form of Application for Flexible Premium Adjustable Variable Life

               Insurance Policy(4)


(f)     Depositor's Certificate of Incorporation and By-Laws.


        1.     Certification of Articles of Merger between American Central Life

               Insurance Company and United Mutual Life Insurance Company(3)


        2.     Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company(3)


        3.     Second Amended and Restated Articles  of  Incorporation  of

               American United Life Insurance Company(R)(7)


        4.     Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R)(7)


(g)     Reinsurance Contracts.


               Not Applicable.


(h)     Participation Agreements.


        1.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Alger American Fund (3)


        2.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and American Century  Variable  Portfolios,

               Inc. (3)


        3.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Fidelity  Variable  Insurance  Products

               Fund (3)


        4.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Fidelity  Variable  Insurance  Products

               Fund II (3)


        5.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and T. Rowe Price Equity Series, Inc. (3)


        6.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and INVESCO Variable Investment Funds, Inc.

               (4)


        7.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Janus Aspen Series (5)


        8.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and PBHG Insurance Series Fund (5)


        9.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and SAFECO Resource Series Trust (5)

       10.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and T. Rowe  Price  Fixed  Income  Series,

               Inc.(5)


       11.     Form of Amendment to the Participation Agreement between American

               United  Life  Insurance  Company(R)  and  PBHG  Insurance  Series

               Fund (6)


       12.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Neuberger  Berman  Advisers  Management

               Trust (6)


       13.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and AIM Variable Insurance Funds (7)


       14.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (7)



       15      Form of Participation Agreement between AIM Variable

               Insurance Funds and American United Life Insurance

               Company(R)(8)


       16      Form of Participation Agreement between Pioneer Funds

               Distributor, Inc. and American United Life Insurance

               Company(R)(8)


       17      Form of  Amendment to Schedule A of Participation  Agreement

               between  American  United Life Insurance Company(R) and T. Rowe

               Price Equity Series, Inc.(8)


       18      Form of  Addendum to the Account Services Agreement between

               American United Life Insurance Company(R) and Thornburg Investment Management, Inc.(8)


       19      Form of  Participation  Agreement  between  American  United

               Life Insurance Company(R) and the Timothy Plan(8)


       20      Form of  Participation  Agreement  between  American  United

               Life Insurance Company(R) and Vanguard Variable Insurance

               Fund(8)



(i)     Administrative Contracts.


               Not Applicable.


(j)     Other Material Contracts.


               Not Applicable.


(k)     Legal Opinion.


        1.     Opinion  and  consent of legal  officer of  American  United Life

               Insurance   Company(R)   as  to  legality   of   Policies   being

               registered(2)


(l)     Actuarial Opinion.


        1.     Opinion of Actuary(2)


(m)     Calculation.


               Not Applicable.


(n)     Other Opinions.


        1.     Consent of Dechert Price & Rhoads(2)



        2.     Consent of Independent Auditors(14)



        3.     Powers of Attorney(12)


        4.     Rule 483 Ceritifed Resolution (14)


(o)     Omitted Financial Statements.


               Not Applicable.


(p)     Initial Capital Agreements.


               Not Applicable.


(q)     Redeemability Exemption.


        1.     Memorandum   describing   issuance,   transfer   and   redemption

               procedures.(1)


--------------------


(1)       Filed with the Registrant's initial registration statement on Form S-6

          (File No. 333-32531) on July 31, 1997.


(2)       Filed  with  the  Registrant's  Pre-Effective  Amendment  No. 1 to the

          Registration Statement on Form S-6 (File No. 333-32531) on October 30,

          1997.


(3)       Filed  with the  Registrant's  Post-Effective  Amendment  No. 1 to the

          Registration  Statement on Form S-6 (File No.  333-32531) on April 30,

          1998.


(4)       Filed  with the  Registrant's  Post-effective  Amendment  No. 6 to the

          Registration  Statement  on Form S-6 (File  333-32531)  on August  28,

          2001.


(5)       Filed  with the  Registrant's  Post-effective  Amendment  No. 8 to the

          Registration  Statement on Form N-6 (File  333-32531)  on February 28,

          2003


(6)       Filed  with the  Registrant's  Post-effective  Amendment  No. 9 to the

          Registration Statement on Form N-6 (File 333-32531) on April 30, 2003


(7)       Filed  with the Registrant's  Post-effective  Amendment  No. 10 to the

          Registration Statement on Form N-6 (File 333-32531) on April 28, 2004


(8)       Filed  with the Registrant's  Post-effective  Amendment  No. 11 to the

          Registration Statement on Form N-6 (File 333-32531) on April 29, 2005


(9)       Filed  with the Registrant's  Post-effective  Amendment  No. 12 to the

          Registration Statement on Form N-6 (File 333-32531) on June 24, 2005


(10)      File  with the  Registrant's  Post-effective  Amendment  No. 13 to the

          Registration Statement on Form N-6 (File 333-32531) on April 28, 2006.


(11)      File  with the  Registrant's  Post-effective  Amendment  No. 14 to the

          Registration Statement on Form N-6 (File 333-32531) on May 1, 2007.


(12)      File  with the  Registrant's  Post-effective  Amendment  No. 15 to the

          Registration Statement on Form N-6 (File 333-32531) on May 1, 2008.


(13)      File  with the  Registrant's  Post-effective  Amendment  No. 16 to the

          Registration Statement on Form N-6 (File 333-32531) on  April 15,

          2009.

(14)      File  with the  Registrant's  Post-effective  Amendment  No. 17 to the

          Registration Statement on Form N-6 (File 333-32531) on  April 12,

          2010.

* To be filed by amendment.


Item 27. Directors and Officers of the Depositor




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic

                                   Planning and Corporate Development (7/02 -6/04);

                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer,

                                   AUL (9/04 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 28. Persons Controlled by or Under Common Control with the Depositor or the

Registrant.



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL AMERICAN UNIT TRUST (File No. 811-5929),  AUL AMERICAN INDIVIDUAL UNIT TRUST

(File No.  811-8536),  and AUL AMERICAN  INDIVIDUAL  VARIABLE ANNUITY UNIT TRUST

(File No. 811-9193) are separate  accounts of AUL,  organized for the purpose of the sale of group and individual variable annuity contracts, respectively.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were transferred  to GE

Employers Reinsurance  Corporation on July 1, 2002.  AUL has a 100% equity interest in RMS.



ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2009,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  68 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2009.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.87% equity interest in the Fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2009, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2009, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT (AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST File No. 811-8311),

is a  separate  account  of  AUL,  organized  for  the  purpose  of the  sale of individual variable life insurance products.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.




Item 29. Indemnification.


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 30. Principal Underwriters.


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL American  Individual Unit Trust (File No. 811-08536),  AUL

          American Unit Trust (File No.  811-05929) and AUL American  Individual

          Variable Annuity Unit Trust (File No. 811-09193).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthony M. Smart                         Vice President, Operations

       Susan Uhl                       Anti-Money Laundering Officer

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------



* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282





     c.   Not Applicable.


Item 31. Location of Accounts and Records.


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.


Item 32. Management Services.


There are no  management-related  service  contracts  not discussed in Part A or

Part B.


Item 33. Fee Representation.


The Registrant represents that the aggregate fees and charges deducted under the variable life contracts are reasonable in relation to the services rendered, the expenses  expected  to be  incurred,  and the  risks  assumed  by the  Insurance

Company.

                                   SIGNATURES



     Pursuant  to the  requirements  of the  Securities  Act and the  Investment

Company Act, the Registrant  certifies that it meets all of the requirements for effectiveness  of this Post Effective  Amendment to the  Registration  Statement

under Rule 485(b) under the Securities Act and has duly caused this Registration

Statement to be signed on its behalf by the undersigned, duly authorized, in the

City of Indianapolis, and the State of Indiana, on the  13th day of April, 2010.



                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  __________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                             (Depositor)


                               By:  __________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman President & CEO






* By:  /s/ Richard M. Ellery

       __________________________________________

       Richard M. Ellery as attorney-in-fact


Date:  April 13, 2010


     Pursuant to the  requirements  of the Securities  Act, this  Post-Effective

Amendment to the  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.





Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            April 13, 2010
J. Scott Davison*                   Financial Officer



_______________________________     Director                   April 13, 2010
Constance E. Lund*



_______________________________     Director                   April 13, 2010
Dayton H. Molendorp*



_______________________________     Director                   April 13, 2010
Mark C. Roller*



_______________________________     Director                   April 13, 2010
G. David Sapp*



_______________________________     Director                   April 13, 2010
Thomas M. Zurek*


/s/ Richard M. Ellery
___________________________________________

*By: Richard M. Ellery as Attorney-in-fact

Date: April 13, 2010



                               EXHIBITS FILED WITH

                                    FORM N-6



                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                  OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)






Exhibit Number in
Form N-6, Item 26                   Name of Exhibit

-----------------                   ---------------


  (n)(2)                            Consent of Independent Auditors

  (n)(4)                            Rule 483 Certified Resolution